REGISTRATION NO. 333-136776/811-04909


	              SECURITIES AND EXCHANGE COMMISSION
	                   Washington, D.C.  20549

	                           FORM N-6

	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
		Pre-Effective Amendment No.        	 		[ ]
		Post-Effective Amendment No.   2    			[X]

	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	                       Amendment No.  20  			[X]
	                (Check appropriate box or boxes.)


	                  SYMETRA SEPARATE ACCOUNT SL
	                  (Exact Name of Registrant)

	                 Symetra Life Insurance Company
	                      (Name of Depositor)

	777 108th Avenue NE, Suite 1200, Bellevue, Washington           98004
	(Address of Depositor's Principal Executive Offices)          (Zip Code)

	Depositor's Telephone Number, including Area Code (425) 256-8000

	             Name and Address of Agent for Service
	                    Jacqueline Veneziani
	                777 108th Ave NE, Suite 1200
	                 Bellevue, Washington 98004
	                      (425) 256-5026



                 Approximate date of Proposed Public Offering:
As Soon as Practicable after the effective date of this registration statement.

If appropriate, check the following:
    ____________this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


It is proposed that this filing will become effective:
[ ]Immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]On (date), pursuant to paragraph (b) of Rule 485
[X]60 days after filing pursuant to paragraph (a) of Rule 485
[ ]On __________________________ pursuant to paragraph (a) of Rule 485



                   Title of Securities Being Registered:
              Flexible Premium Variable Life Insurance Policies
<page
Complete[trademark symbol]
A FutureSystem [trademark symbol] Life Model Design.  Patent Pending


INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

issued by

SYMETRA SEPARATE ACCOUNT SL
and
SYMETRA LIFE INSURANCE COMPANY

This prospectus describes the Complete Individual Flexible Premium Variable Life Insurance Policy and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable life insurance policy is subject to risks, including the possible loss of principal. The policies are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

To learn more about the Complete Individual Flexible Premium Variable Life Insurance Policy, you can obtain a copy of the Statement of Additional Information (SAI) dated December 20, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. You may request a free paper copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying Portfolios by calling us at 1-800-796-3872, visiting us at our website at www.symetra.com, or writing us at: PO Box 34690 Seattle, WA 98124-1690. The SEC maintains a website at (http:\\www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

Dated: December 20, 2007

AIM VARIABLE INSURANCE FUNDS
-	AIM V.I. Basic Value Fund (Series I shares)
-	AIM V.I. Capital Appreciation Fund (Series I shares)
-	AIM V.I. Capital Development Fund (Series I shares)
-	AIM V.I. International Growth Fund (Series I shares)
-	AIM V.I. Small Cap Equity Fund (Series I shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-	American Century Investments VP Balanced Fund
-	American Century Investments VP Inflation Protection Fund
-	American Century Investments VP International Fund
-	American Century Investments VP Large Company Value Fund
-	American Century Investments VP Ultra[registered trademark symbol]
	 Fund
-	American Century Investments VP Value Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS ("Dreyfus IP")
-	Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")
-	Dreyfus VIF - International Value Portfolio - Initial Shares

FIDELITY[registered trademark symbol] VARIABLE INSURANCE PRODUCTS
-	Fidelity VIP Contrafund[registered trademark symbol] Portfolio -
	Initial  Class
-	Fidelity VIP Equity-Income Portfolio - Initial Class
-	Fidelity VIP Growth & Income Portfolio - Initial Class
-	Fidelity VIP High Income Portfolio - Initial Class
-	Fidelity VIP Investment Grade Bond Portfolio - Initial Class
-	Fidelity VIP Mid Cap Portfolio - Initial Class
-	Fidelity VIP Money Market Portfolio - Initial Class
-	Fidelity VIP Overseas Portfolio - Initial Class

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
-	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class I
-	Ibbotson Balanced ETF Asset Allocation Portfolio - Class I
-	Ibbotson Conservative ETF Asset Allocation Portfolio - Class I
-	Ibbotson Growth ETF Asset Allocation Portfolio - Class I
-	Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class I

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-	Franklin Flex Cap Growth Securities Fund - Class 2
-	Franklin Income Securities Fund - Class 1
-	Franklin Small Cap Value Securities Fund - Class 1
-	Franklin Small-Mid Cap Growth Securities Fund - Class 1
-	Franklin U.S. Government Fund - Class 1
-	Franklin Zero Coupon 2010 Fund - Class 1
-	Mutual Shares Securities Fund - Class 1
-	Templeton Developing Markets Securities Fund - Class 1
-	Templeton Global Income Securities Fund - Class 1
-	Templeton Growth Securities Fund - Class 1

JP MORGAN INSURANCE TRUST
-	JPMorgan Insurance Trust Core Bond Portfolio - Class 1
-	JPMorgan Insurance Trust Government Bond Portfolio - Class 1
-	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1

J.P. MORGAN SERIES TRUST II
-	JPMorgan Series Trust II Bond Portfolio - Class 1

PIMCO VARIABLE INSURANCE TRUST
-	PIMCO All Asset Portfolio - Administrative Class Shares
-	PIMCO CommodityRealReturn -  Strategy Portfolio - Administrative Class Shares
-	PIMCO Total Return Portfolio - Administrative Class Shares

PIONEER VARIABLE CONTRACTS TRUST
-	Pioneer Emerging Markets VCT Portfolio - Class I Shares
-	Pioneer Equity Income VCT Portfolio - Class I Shares
-	Pioneer High Yield VCT Portfolio - Class I Shares
-	Pioneer Mid Cap Value VCT Portfolio - Class I Shares
-	Pioneer Real Estate VCT Portfolio - Class I Shares
-	Pioneer Small Cap Value VCT Portfolio - Class I Shares
-	Pioneer Strategic Income VCT Portfolio - Class I Shares

SUMMIT MUTUAL FUNDS, INC.
-	Summit Balanced Index Portfolio
-	Summit EAFE International Index Portfolio
-	Summit Lehman Aggregate Bond Index Portfolio
-	Summit Nasdaq - 100 Index Portfolio
-	Summit Russell 2000 Small Cap Index Portfolio
-	Summit S&P 500 Index Portfolio
-	Summit S&P MidCap 400 Index Portfolio

VANGUARD[registered trademark symbol] VARIABLE INSURANCE FUND PORTFOLIOS
-	Vanguard VIF - Balanced Portfolio
-	Vanguard VIF - Capital Growth Portfolio
-	Vanguard VIF - Diversified Value Portfolio
-	Vanguard VIF - Equity Income Portfolio
-	Vanguard VIF - Equity Index Portfolio
-	Vanguard VIF - High Yield Bond Portfolio
-	Vanguard VIF - International Portfolio
-	Vanguard VIF - Mid-Cap Index Portfolio
-	Vanguard VIF - REIT Index Portfolio
-	Vanguard VIF - Short Term Investment Grade Portfolio
-	Vanguard VIF - Small Company Growth Portfolio
-	Vanguard VIF - Total Bond Market Index Portfolio
-	Vanguard VIF - Total Stock Market Index Portfolio


Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------
TABLE OF CONTENTS				Page
--------------------------------------------------------
DEFINITIONS

BENEFIT SUMMARY

RISK SUMMARY

FEE TABLE

1.	THE POLICY
	Owner
	Insured
	Beneficiary
	Assignment

2.	PREMIUMS
	Policy Date
	Planned Premiums
	Allocation of Premium and Policy Value
	Accumulation Units
	Policy Lapse
	Reinstatement
	Right to Examine

3.	INVESTMENT OPTIONS
	Variable Investment Options
	Compensation We Receive from the Portfolios
	Changes to the Investment Options
	Voting Rights
	Disregard of Voting Instructions
	Symetra Fixed Account
	Transfers Among Sub-accounts and the Symetra Fixed Account Transfer Transactions Available
	Scheduled Transfers
	Limits on Excessive Transfers and Market Timing Activity

4.	CHARGES AND EXPENSES
	Monthly Deduction
	Administration Charge
	Premium Tax Charges
	Income or Other Taxes
	Policy Loan Interest
	Portfolio Expenses

5.	INSURANCE BENEFIT
	Death Benefit Calculation
	Changes in Planned Premiums
	Exchanges and Conversion

6.	TAXES
	In General
	Tax Status of the Policy
	Modified Endowment Contracts
	Distributions from Non-MEC Policies
	Investor Control and Diversification
	Tax Withholding
	Business Use of Policy
	Our Income Taxes

7.	ACCESS TO YOUR MONEY
	Loans
	Withdrawals
	Surrender

8.	OTHER INFORMATION
	Symetra Life
	Separate Account
	Changes to the Separate Account
	General Account
	Distribution (Principal Underwriter)
	Legal Proceedings
	Right to Suspend Transfers, Loans,
  	  Withdrawals, or Surrenders
	Reports to Policy Owners
	Amendments to the Policy
	Website Information
	Financial Statements

9.	HYPOTHETICAL ILLUSTRATIONS

                                  DEFINITIONS

The following words and phrases are capitalized in this prospectus and have the following meanings.

Administrative Office	The Symetra Life designated location where correspondence
			and payments should be mailed.  The address is PO Box
			724027, Atlanta, Georgia 31139-1027.

Business Day 		Any day the New York Stock Exchange  is open for regular
			trading.
General Account		All of Symetra Life's assets other than those
			attributable to the Separate Account or other Symetra
			Life separate accounts.

Home Office		Symetra Life's principal place of business located at
			777 108th Avenue NE, Suite 1200, Bellevue, Washington
			98004.

Insured			The person whose life we insure under the policy.

Monthly Anniversary	The same date in each succeeding month as the Policy
			Date. If a Monthly Anniversary falls on a day that the New York Stock Exchange (NYSE) is not open for trading, the Monthly Anniversary will be the next
			Business Day that the NYSE is open for trading.
			Similarly, if a Monthly Anniversary falls on the 29th, 30th, or 31st of any month that does not have that number of days, then the Monthly
			Anniversary will be the last day of that month.

Net Amount of Risk	The death benefit less the Policy Value on each day.

Net Cash Surrender 	The amount of your Policy Value minus any loan and
Value			accrued loan interest and any accrued monthly deductions.

NYSE			The New York Stock Exchange.

Owner			The person or legal entity entitled to exercise all
			rights and privileges under the policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the policy. Any reference to Owner in this prospectus includes any joint Owner.

Policy Anniversary	The same month and day in each succeeding year as the
			Policy Date.
Policy Date		The date the Policy is effective.  Policy years and
			anniversaries are measured from this date.

Policy Value		The sum of the value of policy assets in the Symetra
			Fixed Account and the Separate Account.

Portfolios		The variable investment options available under the
			policy.

Separate Account	Symetra Separate Account SL which is a segregated
			asset account established under Washington law.
Sub-account		A division of the Separate Account for which
			Accumulation Units are separately maintained.  Each
			Sub-account invests exclusively in a particular
			Portfolio. Your policy generally refers to "Portfolios" when referring to Sub-accounts.

Symetra Fixed Account	The investment option in this policy that provides for
			guaranteed interest and is part of Symetra's General
			Account.

-------------------------------------------------------------------------------
                                BENEFIT SUMMARY
-------------------------------------------------------------------------------
  You should refer to your policy for actual and complete terms of the policy.

-------------------------------------------------------------------------------
DEATH BENEFITS
-------------------------------------------------------------------------------

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, ("Symetra Life", "we" and "us"). In the policy, we promise to pay a death benefit to the named beneficiary when the Insured dies. The amount of death benefit generally depends upon your Policy Value and any loans
you may take.   Although your policy cannot lapse unless a policy loan exceeds your Policy Value, your death benefit will go up and down depending on the value of your policy.

The policy is flexible because, when you apply for the policy, you set the amount and frequency of premiums subject to our minimum requirements. You also may transfer among investment options and, subject to our approval, increase the amount of additional planned premiums.

The policy can be used for insurance protection and estate planning, as well as other long term financial goals. You should consider the policy in conjunction with other insurance you own.
-------------------------------------------------------------------------------
INVESTMENT OPTION BENEFITS
-------------------------------------------------------------------------------

Currently, the Separate Account invests in 71 Sub-accounts, however, not all Sub-accounts may be available for all policies. The Sub-accounts along with the Symetra Fixed Account are collectively referred to as "investment options". You can have money in all available Sub-accounts and the Symetra Fixed Account under the policy at any one time. We reserve the right to add, combine, restrict or remove any Sub-account available as an option under your policy.
-------------------------------------------------------------------------------
ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------
Subject to certain restrictions, you can access the money in your policy in many ways.

Surrenders. At any time while the policy is in force and the Insured is alive, you may surrender your policy for the Net Cash Surrender Value. Surrenders will likely have tax consequences.

Withdrawal. After the first policy year, you can take money out of your policy through a withdrawal. There is no charge on withdrawals. However, withdrawals will decrease the death benefit and will likely have tax consequences.

Transfers. You can transfer money among any of the available Sub-accounts or between the Symetra Fixed Account and a Sub-account at any time while the policy is in force and the Insured is living. Transfers to and from the Symetra Fixed Account may be limited every policy year to 25% of the Policy Value and we reserve the right to impose other restrictions. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary.
See Section 3 - Transfers Among Sub-accounts and the Symetra Fixed Account for more information. There is a $25 charge for transfers that exceed 12 transfers per policy year. Your transfers may also be limited by Symetra Life's market timing and excessive trading policies and procedures.
Scheduled transfer options are also available through dollar cost averaging and Sub-account rebalancing and do not count against your 12 free transfers per policy year.
-------------------------------------------------------------------------------
LOAN BENEFITS
-------------------------------------------------------------------------------
You may take loans in any amount up to 100% of your Net Cash Surrender Value. The loan interest rate charged on loans under the policy is an annual effective rate of 5%. The annual effective interest rate credited on the amounts transferred from the Sub-accounts to the loaned portion of your policy to collateralize the loan is 5%.  This results in an annualized cost to you of 0% for loans.  Loans will likely have tax consequences.
-------------------------------------------------------------------------------
TAX BENEFITS
-------------------------------------------------------------------------------
We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code. In addition, your policy is designed so that it will most likely be treated as a modified endowment contract (MEC) under federal tax laws. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the Policy Value, and therefore should not be taxed on increases in the Policy Value until you take out a loan, make a withdrawal, or surrender the policy. In addition, transfers of Policy Value are not taxable transactions.

-------------------------------------------------------------------------------
                                  RISK SUMMARY
-------------------------------------------------------------------------------
  You should refer to your policy for actual and complete terms of the policy.

-------------------------------------------------------------------------------
PREMIUM PAYMENT RISK
-------------------------------------------------------------------------------
On every Policy Anniversary, we will determine whether the total amount of premiums you have paid is less than 100% of the total planned premiums you set when we issued the policy. If the amount is less than 100%, you will be granted an additional period of 62 calendar days to make additional premium payments. If we do not receive at least 80% of the total planned premiums, then future planned premiums will be limited.
-------------------------------------------------------------------------------
INVESTMENT RISK
-------------------------------------------------------------------------------
The policy is designed for long term financial planning. Accordingly, the policy is not suitable as a short-term investment.

If you invest in the available Sub-accounts under the policy, your policy will be subject to investment performance. Depending upon market conditions, you can make or lose money in any of these Sub-accounts. Your Policy Value and death benefit will go up or down as a result of investment performance.
You may also allocate money to the Symetra Fixed Account, which credits guaranteed interest. You assume the risk that the interest rate on the Symetra Fixed Account may decrease, although it will never be less than an annual effective guaranteed interest rate of 3%.

The risks and benefits of each Portfolio are fully described in its prospectus which, if not accompanying this prospectus, is available at no charge upon request. Please refer to the prospectuses for the underlying Portfolios for a complete discussion including the investment risks. There is no assurance that any of the Portfolios will achieve its stated investment objective.
-------------------------------------------------------------------------------
WITHDRAWALS
-------------------------------------------------------------------------------
There are risks associated with taking withdrawals from your policy. Withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an affect on your Net Cash Surrender Value and the death benefit payable under your policy. They will also likely have tax consequences. Withdrawals also increase the risk that:
-	you will not accumulate enough Policy Value to meet your future
	financial needs; or
-	your beneficiary will receive less money.
-------------------------------------------------------------------------------
TAX RISKS
-------------------------------------------------------------------------------
In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a life insurance policy must satisfy certain requirements set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard rate class basis should generally be deemed a life insurance contract under federal tax law. There is less guidance, however, with respect to policies issued on a substandard basis, and it is not clear whether such policies will in all cases satisfy the applicable requirements.
In addition, your policy is designed so that it will most likely be treated as a modified endowment contract (MEC) under federal tax laws. If your policy is treated as a MEC, withdrawals, full surrenders, and policy loans incur taxes. If you are under age 59 1/2, you may also incur a 10% tax penalty.
We monitor the status of your policy and will advise you if your policy is a MEC or if a transaction will cause it to become a MEC.
-------------------------------------------------------------------------------
LOAN RISKS
-------------------------------------------------------------------------------
There are risks associated with policy loans. Loaned amounts do not participate in earnings from the Sub-accounts and may not receive higher interest rates that may be available in the Symetra Fixed Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding
loans plus any accrued interest.   Loans may also result in policy lapse if
the loan amount exceeds your Policy Value. Loans will also likely be treated as taxable distributions and may be subject to a 10% tax penalty. Please consult a tax advisor before borrowing money from your policy.
-------------------------------------------------------------------------------
POLICY LAPSE RISK
-------------------------------------------------------------------------------
Your Policy Value must exceed the amount you have in loans and loan interest or your policy will lapse. If you do not have enough Policy Value to cover the loan and loan interest, you will be granted a grace period of 62 calendar days
to pay the amount of the loans and loan interest due.   If we don't receive
this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits.

-------------------------------------------------------------------------------
INQUIRIES
-------------------------------------------------------------------------------

For general correspondence or payments please contact our Administrative Office at:
Symetra Life Insurance Company
PO Box 724027
Atlanta, GA 31139-1027
Telephone	1-888-737-3855
Facsimile 	1-770-690-1981

For overnight mail, please contact us at:
Symetra Life Insurance Company
	6425 Powers Ferry Road, 3rd Floor
	Atlanta, GA 30339

Our Home Office is located at:
	777 108th Ave. NE, Suite 1200
	Bellevue, WA 98004

On the internet, please go to:
http:\\www.symetra.com

----------------------------------------------------------------------------------------------------------------------
					SYMETRA SEPARATE ACCOUNT SL
						FEE TABLE
-----------------------------------------------------------------------------------------------------------------------


The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying, owning, and surrendering  the policy. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.
-----------------------------------------------------------------------------------------------------------------------
					     TRANSACTION FEES
-----------------------------------------------------------------------------------------------------------------------
The Transactions Fee Table describes the fees and expenses that you will pay when you buy and own the policy.  There are no surrender charges in this policy.

	CHARGE			WHEN CHARGE IS DEDUCTED		   MAXIMUM AMOUNT 	CURRENT AMOUNT DEDUCTED
								     DEDUCTED
-----------------------------------------------------------------------------------------------------------------------

STATE PREMIUM TAXES(1)(2)	Upon payment of each premium		3.5% of each premium	3.5% of each premium

PREMIUM CHARGE			Upon payment of each premium		2.5% of each premium	1.25% of each premium

TRANSFER CHARGE			Assessed for each transfer in 		$25			$25
				excess of 12 transfers in a policy year
-----------------------------------------------------------------------------------------------------------------------
(1)	For this policy, "state premium taxes" are based on taxes charged by state and other governmental
	entities (e.g., municipalities) which are measured by or based upon the amount of premium
	received by Symetra Life.  In Oregon, this is called a premium based administrative charge.
	These state premium tax charges approximate the actual premium taxes we pay and range from 2.1% to 3.5%.
	The taxes charged on your premiums are based on your state of residence and are subject to change.

(2)	Under current federal income tax law, we are not taxed on the Separate Account's operations.  Thus,
	we do not deduct a charge from the Separate Account for federal income taxes.  We reserve the right to
	charge the Separate Account for any future federal income taxes we may incur.

-----------------------------------------------------------------------------------------------------------------------
			PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The Periodic Charges Table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio operating fees and expenses.

	CHARGE			WHEN CHARGE IS DEDUCTED			       AMOUNT DEDUCTED
								-------------------------------------------------------
								GUARANTEED CHARGE	CURRENT CHARGE
-----------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGE (1) (2)	Monthly(2)
-----------------------------------------------------------------------------------------------------------------------
Minimum Charge							Annual rate of $0.18 per Annual rate of $0.09
								$1,000 per net amount    per $1,000 per net amount
								of risk			 of risk
-----------------------------------------------------------------------------------------------------------------------
Maximum Charge	 						Annual rate of $350.32 	 Annual rate of $350.32 per
								per $1,000 per net 	 $1,000 per net amount of risk
								amount of risk
-----------------------------------------------------------------------------------------------------------------------
55 year old Male Standard 					Annual rate of $6.52 	 Annual rate of $3.50 per
Non-Nicotine User(2)(3)						per $1,000 per net 	 $1,000 per net amount of risk
								amount of risk
-----------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK		Monthly 		Annual rate of 0.75% 	 Annual rate of 0.75% of the
CHARGE(2)(4)							of the prior day's 	 prior day's ending Policy
								ending Policy Value	 Value
-----------------------------------------------------------------------------------------------------------------------
ADMINISTRATION CHARGE			Monthly			Monthly rate of .025% 	 Monthly rate of .025% of the
								of the month-end Policy  month-end Policy Value not to
								Value not to exceed 	 exceed $8.00 per month
								$8.00 per month
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTION CHARGE(2)(5)		Monthly(2)		Annual rate of 1.5% of 	Annual rate of 1.5% of the
								the prior day's ending  prior day's ending Policy Value
								Policy Value
-----------------------------------------------------------------------------------------------------------------------
----------------------------------
(1)  	This charge is based on the Insured's gender, age and risk classification, the duration of the policy and
	the amount of insurance coverage.  The charges shown in this table may not be representative of the charges
	that a particular policy Owner will pay.  For more information on the cost of insurance charge that would
	apply to you, please contact your registered representative or us at our Administrative Office.

(2)  	The Cost of Insurance Charge, the Mortality and Expense Risk Charge, and the Distribution Charge are
	calculated daily and deducted monthly on your Monthly Anniversary.  At all times, the Net Cash Surrender
	Value reflects the daily calculation for these charges.  If you surrender your policy, we will deduct
	any Cost of Insurance Charges, Mortality and Expense Risk Charge, and Distribution Charges accrued and owed
	to us.

(3)	The rates shown are for a 55 year old male standard non-nicotine user for the first policy year only.
	The rates will change each policy year thereafter to reflect the insured's attained age and risk class.
	For more information on the rate that would apply to you, please contact your registered representative or
	us at our Administrative Office.

(4)  	The Mortality and Expense Risk Charge declines after policy year 20 to an annual rate of 0.60% and after
	policy year 30 to an annual rate of 0.50%.

(5)  	The Distribution Charge is based on the Policy Value.  It ranges from a maximum of 1.50% for the first
	$499,999.99 of Policy Value to a minimum of 0.50% for Policy Values equal to or  in excess of $5,000,000.00.




----------------------------------------------------------------------------------------------------------------------
						LOAN INTEREST RATE

----------------------------------------------------------------------------------------------------------------------
				WHEN CHARGE IS DEDUCTED		MAXIMUM RATE		CURRENT  RATE
----------------------------------------------------------------------------------------------------------------------
NET INTEREST CHARGED ON LOANS	On each Policy Anniversary 	0% of the loan 		0% of the loan amount
 				following the Loan Date (1)	amount (2)

(1)  Loan interest is accrued daily.  If you surrender your policy or take a partial withdrawal, we will deduct any loan interest accrued and owed to us.

(2)  We charge an interest rate of 5% on new and existing loans, but we also credit loaned amounts with a rate of 5%.  Because the loans are charged and credited the same amount, there is no cost to you for loans under this policy.
----------------------------------------------------------------------------------------------------------------------
                                        TOTAL ANNUAL PORTFOLIO EXPENSES
----------------------------------------------------------------------------------------------------------------------
The Total Annual Portfolio Expenses Table shows the lowest and highest total operating expenses deducted from
Portfolio assets (including management fees, distribution (12b-1) fees and other expenses) that you would have paid as of the end of the fiscal year December 31, 2006.  Actual expenses in the future may be higher.
More detail concerning each individual Portfolio company's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES		Lowest				Highest
-----------------------------------------------------------------------------------------------------------------------
Range of total annual portfolio operating 		0.14%				1.51%
expenses before any waivers or expense reimbursement

Range of total annual portfolio operating expenses 	0.14%				1.51%
after any waiver of expense reimbursement
-----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
1. THE POLICY
-------------------------------------------------------------------------------

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, ("Symetra Life", "we" and "us"). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the Insured dies.

The policy is called "flexible" because, when you apply for the policy, you choose the amount and frequency of premiums, subject to our minimum premium requirements. We underwrite the planned premiums you apply for rather than a specific face amount.

The policy is called "variable" because you can choose among the available variable investment Sub-accounts in which you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you choose affects the value of your policy and will affect the value of your death benefit.

The policy also has a fixed account. Your money in the fixed account earns interest at a rate we set. The annual effective interest rate will never be less than 3%. The rate credited to premiums and other allocations to the Symetra Fixed Account are guaranteed for at least 12 months.

The policy benefits from tax deferral. While the Insured is living, you pay no tax on policy earnings unless you take money out of the policy. When the Insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

To purchase a policy, you must submit an application, including your requested planned premiums, and provide evidence of insurability satisfactory to us. Before approving an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium.

State Variations.   This prospectus generally describes applicable provisions
of the policy, and certain provisions of your policy may be different from the description in the prospectus. You should refer to your policy for specific variations since any such state variations will be included in your policy or in endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

OWNER
The Owner of the policy is as shown on the policy application unless changed. You, as Owner, may exercise all ownership rights under the policy.

The policy can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly.

Use care when naming joint Owners and beneficiaries and consult your agent or other adviser if you have questions.

INSURED
The Insured is the person whose life is covered under the policy. The Owner can be, but does not have to be, the same as the Insured.

BENEFICIARY
The beneficiary is the person or entity you choose to receive the death benefit when the Insured dies.

ASSIGNMENT
You may assign the policy. The assignment will become effective when we receive written notification at our Administrative Office. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. If your policy is a Modified Endowment Contract ("MEC"), an assignment will likely be taxable. See Section 6-Taxes for more information. An absolute assignment will be considered a change of ownership.
-------------------------------------------------------------------------------
2. PREMIUMS
-------------------------------------------------------------------------------
Premiums should be made payable to Symetra Life Insurance Company and must be made in a form acceptable to us. You may choose to pay premiums:

	-	By personal check drawn on U.S. funds;
	-	By cashier's check; or
	-	By wire transfer originating from a bank in the United States.

You may change the method of paying premiums at any time without charge.

We will not accept premium payments made in the following forms:
	-	Cash;
	-	Credit cards;
	-	Money orders or travelers checks;
	-	Third party checks; or
	-	Agency checks, unless drawn on a trust or fiduciary  account.

POLICY DATE
The effective date of insurance coverage ("Policy Date") is dependent upon the completion of all underwriting requirements, payment of the full initial premium, and delivery of the policy with the completion of delivery requirements, if any, while the Insured is still living. We measure the Policy Anniversaries and the Monthly Anniversaries from the Policy Date.
The Policy Date is shown in the Policy. If you have the policy but have not paid the initial premium, you have no insurance coverage. We do not issue temporary insurance coverage.

PLANNED PREMIUMS
When you apply for the policy, you request the amount and frequency of premium payments you plan to make each policy year. We refer to these as "planned
premiums".  Your initial premium must be at least $25,000.   Approval of your
premium plan is subject to our underwriting requirements.

After you pay the initial premium, you may make future premium payments according to the premium plan you chose and that is shown in your policy. Future premium payments do not have to be level and do not have to be made every policy year. When you apply for the policy, you may set future premium payments that are higher or lower than your initial premium payment to meet your needs. We will send you quarterly notices showing you premium payments you have made in a given policy year and what your planned premium payments for that policy year are. You can choose to make each policy year's planned premium in a lump sum or in installments. However, after the policy is issued, you may not pay us more than your planned premiums. Excess premium will be returned to you.

Every Policy Anniversary, we calculate the amount of premium payments you have made to the policy and compare that amount to the planned premiums. If our calculation shows that you have paid less than 100% of the planned premiums, then we will provide you written notice of the premium deficit. If you do not meet your premium plan, the amount you can invest into your Policy will be permanently reduced. Therefore, your Policy Value will also be reduced resulting in a lower death benefit.

Extended Premium Acceptance Period. We will allow you a 62-day period from the end of the policy year to pay the premium deficit for that policy year. We call this the "extended premium acceptance period". If you pay any premium during the extended premium acceptance period, we will apply such premium to the policy year just ended to the extent necessary to make up the premium
deficit.   Any excess premium will be applied to the current policy year unless you tell us otherwise. If you have a loan on your policy, any payments will be first applied to the loan and loan interest unless you tell us otherwise. Any remaining amount will then be applied to the premium deficit.

If a premium deficit remains unpaid after the extended premium acceptance period and the sum of the total premiums paid is less than 80% of the total planned premium, then future annual premiums will be revised and a new premium plan will be issued. Under the new premium plan, you will be limited to the lesser of:

	-	the planned annual premium for each subsequent  policy year,
		and

	-	the annual premium paid in the policy year in which the
		total premiums paid fell below 80% of the total planned premium.

You are allowed only one revised premium plan under the policy. If you fail to pay at least 80% of the revised planned premiums, we will not accept any further payments to your policy.


_____________________________________________________________________________







		The following Example shows how a premium deficit can affect your policy:

In this example, premiums paid in policy years 2 and 3 do not meet the premium plan.  This causes the cumulative percentage to fall below 80% following policy year 3.  As a result, the premiums in future years are limited to the amount of the last premium paid and a new revised premium plan is issued.  In policy years 6 and 7, the premiums paid do not meet the revised premium plan causing the cumulative revised percentage to fall below 80% following policy year 7.  Because 80% of the cumulative revised premium plan remains unpaid at the end of policy year 7, we no longer accept any further payments to the policy.

		Original			Cumulative		  Revised	   Cumulative Revised
						  		  (2)	   	                   	   (2)
Policy 	Premium 	Premium 	Premium 	Premium  divided PremiumPremium Premium Premium	  divided
Year	Plan		Paid		Plan (1)	Paid (2) by (1)	 Plan	Paid	Plan (1) Paid(2)  by (1)
-----------------------------------------------------------------------------------------------------------------------
1	250,000		250,000		250,000		250,000	  100%
2	100,000		40,000		350,000		290,000  82.9%
3	100,000		60,000		450,000		350,000	 77.8%
4	75,000								60,000	60,000	60,000	60,000	  100%
5	50,000								50,000	50,000	110,000	110,000	  100%
6	25,000								25,000	10,000	135,000	120,000	  88.9%
7	50,000								50,000	15,000	185,000	135,000	  73.0%
8	100,000								60,000		245,000
9	100,000								60,000		305,000
10	150,000								60,000		365,000



Premiums Made by 1035 Exchange: In the first policy year, you may make a "1035 exchange" into this policy to meet your premium plan. Premiums made by 1035 exchange will be accepted under the following conditions:

	-	If the exchange is equal to or no more than 105% of the
		planned premium by section 1035 exchange amount, it will be accepted in its entirety. A revised premium plan will be provided to you reflecting any increase due to the 1035 exchange.

	-	If the exchange is more than 105% of the planned premium by
		section 1035 exchange amount, we will contact you for further instructions. We will examine the risks involved in accepting the 1035 exchange and either issue a new premium plan subject to underwriting, or reject the 1035 exchange in its entirety.

	-	If the section 1035 exchange is less than the planned amount,
		it will be accepted in its entirety and treated like any other premium.

You should carefully consider whether to make a 1035 exchange into this policy. If the policy's cash value that you are exchanging fluctuates in value, we may receive less to apply to this policy than you anticipated.
This means you may need to provide us additional premium from other sources in order to meet your premium plan under this policy. If we receive more than 105% of the planned premium and we are unable to accept the additional amount, we will attempt to return the 1035 exchange to your previous carrier. In this case or in the event you decide not to accept the policy, your previous life insurer may be unwilling to reinstate your previous policy.
You may lose insurance coverage and the other benefits available to you from your previous insurance carrier. You may also be subject to tax on the investment gain on your previous policy and possibly tax penalties.

Before you agree to exchange your existing coverage for this policy, you should carefully review this decision with your registered representative and your tax advisor.

As with payment of your initial premium, you may choose to make planned premiums directly to us or through a wire transfer. You may change the method of paying premiums at any time without charge.

Payments made by check and sent directly to our Administrative Office. Premium payments made by check and received with all the information we need to process it at our Administrative Office are credited to your policy on the same day as received by us. However, if your check is received without the necessary information we need to process it, or at any address other than the Administrative Office, processing delays will occur as we attempt to contact you to get the necessary information.

Payments made by Wire Transfer. Premium payments may be made by wire transfers under this policy. You must provide accurate wiring instructions to the wiring bank which must include your Symetra Complete policy number, the name in which the policy is issued and other information we may require.
Prior to placing a wire transfer, please contact us at our Administrative Office for more information and to obtain wire transfer instructions.

ALLOCATION OF PREMIUM AND POLICY VALUE
You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%.

We deduct the state premium tax charge and premium charge from your premium prior to allocating your premium to your policy. We call the applied premium your "net premium".

Subsequent payments will be allocated to the Sub-accounts and/or Symetra Fixed Account, according to the allocation instructions we have at that time. You may change your premium allocations at any time.

Any amounts allocated to the Symetra Fixed Account and the Sub-accounts are effective and valued as of the next close of regular trading at the New York Stock Exchange ("NYSE"). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, your allocations will be valued as of the close of the NYSE on its next regular Business Day.

The Policy Value is equal to the sum of the amount you have in the available Sub-accounts and the Symetra Fixed Account under the policy at any one time. On your Monthly Anniversary, the Policy Value will be reduced by the monthly deductions and the administration charge. See Section 4: Charges and Expenses for more information. The value of your policy can change daily depending upon market conditions.

The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loan or loan interest and accrued daily deductions for the Cost of Insurance Charge, the Mortality and Expense Risk Charge, and the Distribution Charge for the current month.

ACCUMULATION UNITS
The value of the variable portion invested in the Separate Account of your policy will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of the value of the variable Sub-accounts, we use a unit of measure called an accumulation unit which works like a share of a mutual fund.

We calculate the value of an accumulation unit for each Sub-account after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day's accumulation unit value and multiply it by the net investment factor for the current day.

The net investment factor is used to measure the daily change in accumulation unit value for each Sub-account. The net investment factor equals:

_	the net asset value per share of a Sub-account at the end of the
	current day plus the per share amount of any dividend or income distributions made by the Sub-account that day; divided by

_	the net asset value per share of a Sub-account at the end of the
	prior day plus the per share amount of any dividend or income distributions made by the Sub-account that day.

The value of an accumulation unit may go up or down from day to day.

When you make net premium payments (including loan repayments) or transfers into a Sub-account, we credit your policy with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a Sub-account, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the net premium payment, transfer or withdrawal (less applicable charges) and dividing it by the value of an accumulation unit on the date the transaction occurs.

	Example: Assume that on Monday, we receive a $1,000 net premium payment (after applicable state tax and premium charges are deducted) from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth & Income Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Fidelity VIP Growth & Income Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the Fidelity VIP Growth & Income Portfolio.

POLICY LAPSE
Your policy will lapse only if your total loan and loan interest due would exceed the Policy Value. We will allow you a grace period to pay the amount of the loans and loan interest due and provide you and any assignee of record written notice of how much money you need to send us to keep your policy in
force.    This grace period will expire 62 calendar days from the date written notice is sent to you that states your total loans and loan interest exceeds the Policy Value.

If we don't receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits.
If your policy ends without value ("lapses"), we will send written notice to you and any assignee of record. If the Insured dies during the grace period, we will pay the death benefit to the beneficiary less any outstanding loans, accrued loan interest or charges.

REINSTATEMENT
If your policy lapses, you have three years from the lapse date and while the Insured is living to request reinstatement of your policy. The lapse date is the date written notice is sent to you informing you that you need to send us payment in order to keep your policy in force. This is also the first day of the grace period. Reinstatement allows you to keep your original Policy Anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

-	provide us satisfactory evidence of insurability; and

-	pay the amount of premium required so that the total premiums paid since the Policy Date is equal to at least 80% but no more than 100% of the cumulative premium plan in effect on the lapse date.

Coverage will be reinstated effective the date we approve your reinstatement application and a new premium plan will be issued.
You may not reinstate a policy that you surrendered for Policy Value.

RIGHT TO EXAMINE
You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us or your Symetra Life registered representative within the period stated on the cover page of your policy. This period will be at least 10 calendar days (longer in some states) from the date the policy is delivered. You will receive your Policy Value or a return of premium, depending on state requirements. Policy Value may be more or less than your premium. If we are required by state law to refund the total premiums paid, we will hold any premium received for your policy in the Fidelity VIP Money Market Portfolio until the "Right to Examine" period is ended.

-------------------------------------------------------------------------------
                           3. INVESTMENT OPTIONS
-------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
The following Portfolios are currently offered to policy Owners through the divisions (or "Sub-accounts") of the Separate Account. Each Sub-account invests exclusively in a particular Portfolio. The Portfolios are not offered directly to the public, but are available to life insurance companies as options for variable life insurance policies and variable annuity contracts. Symetra Life is not recommending a particular Portfolio or offering investment advice.

The name, investment objective and investment adviser of the Portfolios offered under this policy are listed below. There is no assurance that any of the Portfolios will achieve their stated objective. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by calling us at 1-800-796-3872. You can have money in all available Sub-accounts and the Symetra Fixed Account at any one time. Not all Portfolios listed below may be available for all policies. You should read
the prospectuses carefully before investing.    The Portfolio information
below was provided by the Portfolios. We have not independently verified the accuracy of the information.


	PORTFOLIO NAME				INVESTMENT OBJECTIVE			INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund		The Fund's investment objective is 		A I M Advisors, Inc.
					long-term growth of capital.
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund 	The Fund's investment objective is  		A I M Advisors, Inc.
					growth of capital.
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund 	The Fund's investment objective is 		A I M Advisors, Inc.
					long-term growth of capital.
----------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund 	The Fund's investment objective is 		A I M Advisors, Inc.
 					to provide long-term growth of capital.
----------------------------------------------------------------------------------------------------------------------
AIM Small Cap Equity Fund		The Fund's investment objective is long-	A I M Advisors, Inc.
					term growth of capital.
----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,
Inc.
----------------------------------------------------------------------------------------------------------------------
American Century Investments 		The fund seeks long-term capital growth 	American Century Investment
VP Balanced Fund  			and current income.  VP Balanced invests 	 Management, Inc.
					approximately 60% of its assets in equity
					securities and the remainder in bonds and
					other fixed income securities.  Fund shares
					are not guaranteed by the U.S. government.
					Generally as interest rates rise, bond
					prices fall.
----------------------------------------------------------------------------------------------------------------------

	PORTFOLIO NAME				INVESTMENT OBJECTIVE			INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------

American Century Investments  	        This fund seeks protection against U.S.inflation American Century Investment
VP Inflation Protection Fund		through a long term total return strategy.   	 Management, Inc.
					VP Inflation Protection Fund invests
					substantially all of its assets in investment-
					grade debt securities.  To help protect against
					U.S. inflation, under normal conditions the
					fund will invest over 50% of its assets in
					inflation-adjusted debt securities.
					Fund shares are not guaranteed by the U.S.
					government.  Generally, as interest rates rise,
					bond prices fall.  The prospectus contains
					very important information about the
					characteristics of the underlying security and
					potential tax implications of owning this fund.

----------------------------------------------------------------------------------------------------------------------
American Century Investments 		The fund seeks capital growth.  The fund 	American Century Global
VP International Fund			seeks its investment objective by investing	Investment Management, Inc.
					primarily in securities of companies located
					in at least three developed countries (excluding
					the United States).  International investing
					involves special risks, such as political
					instability and currency fluctuations.
----------------------------------------------------------------------------------------------------------------------
American Century Investments   		This fund seeks long-term capital growth. Income American Century Investment
VP Large Company Value Fund		is a secondary objective.   The fund seeks its 	 Management, Inc.
					objective by selecting companies whose stock
					price may not reflect the companies' value.
					The managers attempt to purchase the stocks of
					these undervalued companies and hold them until
					their stock price has increased to, or is higher
					than, a level the managers believe more
					accurately reflects the fair value of the company.
-----------------------------------------------------------------------------------------------------------------------
American Century Investments VP  	The fund seeks long-term capital growth.  The 	American Century Investment
Ultra[registered trademark		fund looks for stocks of larger-sized companies Management, Inc.
symbol]Fund			        that the portfolio managers believe will increase
					in value over time, using an investment strategy
					developed by American Century.
----------------------------------------------------------------------------------------------------------------------
American Century Investments 		This fund seeks long-term capital growth. 	American Century Investment
VP Value Fund				Income is a secondary objective.  The fund 	Management, Inc.
					seeks its objective by selecting companies
					whose stock price may not reflect the companies'
					value. The managers attempt to purchase the
					stocks of these undervalued companies and
					hold them until their stock price has
					increased to, or is higher than, a level
					the managers believe more accurately reflects
					the fair value of the company.
----------------------------------------------------------------------------------------------------------------------

	PORTFOLIO NAME				INVESTMENT OBJECTIVE			INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------

The Dreyfus Socially Responsible Growth Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible	The fund seeks to provide capital growth, with 	The Dreyfus Corporation
Fund, Inc.				current income as a secondary goal. To pursue
					these goals, the fund, under normal circumstances,
					invests at least 80% of its assets in the common
					stocks of companies that, in the opinion of the
					fund's management, meet traditional investment
					standards and conduct their business in a manner
					that contributes to the enhancement of the
					quality of life in America.
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios ("Dreyfus IP")
-----------------------------------------------------------------------------------------------------------------------
Dreyfun IP- Technology Growth Porfolio 	The portfolio seeks capital appreciation. To 	The Dreyfus Corporation
					pursue this goal, the portfolio normally invests
					at least 80% of its assets in the stocks of
					growth companies of any size that Dreyfus believes
					to be leading producers or beneficiaries of
					technological innovation.

----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund ("Dreyfus VIF")
----------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value VIF	The portfolio seeks long-term capital growth.	The Dreyfus Corporation
Portfolio				To pursue this goal, the portfolio normally
					invests at least 80% of its assets in stocks.
					The portfolio ordinarily invests most of its
					assets in securities of foreign companies
					which Dreyfus considers to be value companies.
----------------------------------------------------------------------------------------------------------------------
Fidelity[registered trademark symbol] Variable Insurance Products
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP 				Fidelity VIP Contrafund[registered trademark   	FMR
Contrafund[registered trademark 	symbol] Portfolio seeks long-term capital
symbol] Portfolio			appreciation.
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio seeks 	FMR
					reasonable income.  The fund will also consider
					the potential for capital appreciation. The
					fund's goal is to achieve a yield which exceeds
					the composite yield on the securities comprising
					the Standard & Poor's 500SM Index (S&P 500[registered
					trademark symbol]).
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio 	Fidelity VIP Growth & Income Portfolio seeks 	FMR
					high total return through a combination of
					current income and capital appreciation.
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio	Fidelity VIP High Income Portfolio seeks a	FMR
					high level of current income, while also
					considering growth of capital.
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond	Fidelity VIP Investment Grade Bond portfolio	FMR
Portfolio				seeks as high a level of current income as is
					consistent with the preservation of capital.
----------------------------------------------------------------------------------------------------------------------

	PORTFOLIO NAME				INVESTMENT OBJECTIVE			INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio		Fidelity  VIP Mid Cap Portfolio seeks long-term FMR
					growth of capital.
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio	Fidelity VIP Money Market Portfolio seeks as 	FMR
					high a level of current income as is consistent
					with preservation of capital and liquidity.
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio		Fidelity VIP Overseas portfolio seeks long-	FMR
					term growth of capital.
----------------------------------------------------------------------------------------------------------------------
Financial Investors Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------

Ibbotson Aggressive Growth ETF  	The Portfolio seeks to provide investors 	ALPS Advisers, Inc.
Asset Allocation Portfolio		with capital appreciation.			Sub-Advised by Ibbotson
											Associates, Inc.
----------------------------------------------------------------------------------------------------------------------
Ibbotson Balanced ETF Asset Allocation 	The Portfolio seeks to provide investors 	ALPS Advisers, Inc.
Portfolio				with capital appreciation and some current 	Sub-Advised by Ibbotson
					income.  					Associates, Inc.

----------------------------------------------------------------------------------------------------------------------
Ibbotson Conservative ETF Asset  	The Portfolio seeks to provide investors 	ALPS Advisers, Inc.
Allocation Portfolio			with current income and preservation of 	Sub-Advised by Ibbotson
					capital.					Associates, Inc.

----------------------------------------------------------------------------------------------------------------------
Ibbotson Growth ETF Asset Allocation  	The Portfolio seeks to provide investors 	ALPS Advisers, Inc.
Portfolio				with capital appreciation.			Sub-Advised by Ibbotson
  											Associates, Inc.
----------------------------------------------------------------------------------------------------------------------
Ibbotson Income and Growth ETF Asset 	The Portfolio seeks to provide investors 	ALPS Advisers, Inc.
					with current income and capital appreciation. 	Sub-Advised by Ibbotson
 											Associates, Inc.
----------------------------------------------------------------------------------------------------------------------
The Ibbotson Portfolios listed above are "Fund-of-Funds" and seek to achieve their investment objectives by investing primarily in portfolios of underlying exchange-traded funds (each, an "Underlying ETF" and collectively, the "Underlying ETFs"). These Underlying ETFs, in turn, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in an attempt to approximate the investment
performance of the applicable benchmark.   Fund-of-Funds have higher expenses compared to other Portfolios and therefore may be more expensive to Policy Owners.
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities 	Seeks capital appreciation. The Fund normally 	Franklin Advisers, Inc.
Fund					invests predominantly in equity securities
					of companies across the entire market
					capitalization spectrum that the manager believes
					have the potential for capital appreciation.
----------------------------------------------------------------------------------------------------------------------

	PORTFOLIO NAME				INVESTMENT OBJECTIVE			INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund 	Seeks to maximize income while maintaining 	Franklin Advisers, Inc.
					prospects for capital appreciation. The Fund
					normally may invest in both debt and equity
					securities, including corporate, foreign and
					U.S. Treasury bonds as well as stocks with
					dividend yields the manager believes are
					attractive.

----------------------------------------------------------------------------------------------------------------------

Franklin Small Cap Value Securities 	Seeks long-term total return. The Fund normally	Franklin Advisory Services,
Fund					invests at least 80% of its net assets in 	 LLC
					investments of small capitalization companies,
					and normally invests predominantly in equity
					securities. Thee Fund invests mainly in equity
					securities of companies that the manager
					believes are undervalued.
---------------------------------------------------------------------------------------------------------------------

Franklin Small-Mid Cap Growth 		Seeks long-term capital growth. The Fund normally Franklin Advisers, Inc.
Securities Fund				invests at least 80% of its net assets in
					investments of small capitalization (small cap)
					and mid capitalization (mid cap) companies.
--------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund 		Seeks income.  The Fund normally invests at 	Franklin Advisers, Inc.
					least 80% of its net assets in U.S. government
					securities, and normally invests primarily fixed
					and variable rate mortgage-backed securities,
					a substantial portion of which is Ginnie Maes.
--------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon 2010 Fund		Seeks as high an investment return as is 	Franklin Advisers, Inc.
					consistent with capital preservation.
					The Fund normally invests at least 80% of its
					net assets in zero coupon debt securities and
					normally invests primarily to predominantly
					in U.S. Treasury issued stripped securities
					and stripped securities issued by the U.S.
					government, or its agencies and authorities
--------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund  		Seeks capital appreciation, with income as a 	Franklin Mutual Advisers,
					secondary goal. The Fund normally invests mainly  LLC
					in U.S. equity securities that the manager
					believes are undervalued.  The Fund normally
					invests primarily in undervalued stocks and to a
					lesser extent in  risk arbitrage securities and
					distressed companies.
--------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Seeks long-term capital appreciation. The Fund 	Templeton Asset Management
Fund					normally invests at least 80% of its net assets Ltd.
					in emerging market investments, and invests
					primarily to predominantly in equity securities.
--------------------------------------------------------------------------------------------------------------------

	PORTFOLIO NAME				INVESTMENT OBJECTIVE			INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund Seeks high current income, consistent with 	Franklin Advisers, Inc.
					preservation of capital, with capital appreciation
					as a secondary consideration. The Fund normally
					invests mainly in debt securities of governments
					and their political subdivisions and agencies,
					supranational organizations and companies
					located anywhere in the world, including
					emerging markets.
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund 	Seeks long-term capital growth.  The Fund	Templeton Global Advisors
					normally invests primarily in equity securities Limited Under an agreement
					of companies located anywhere in the world, 	with manager, Templeton Asset
					including those in the U.S. and in emerging 	Management Ltd. Acts as
					markets.					sub-advisor.
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond     	The Portfolio seeks to maximize total return    JPMorgan Investment
Portfolio				by investing primarily in a diversified 	Advisors Inc.
					portfolio of intermediate- and long-term
					debt securities.
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Governmental	The Portfolio seeks a high level of current 	JPMorgan Investment
Bond Portfolio				income with liquidity and safety of principal.	Advisors Inc.
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid	The Portfolio seeks long-term capital growth 	JPMorgan Investment
Mid Cap Portfolio			by investing primarily in equity securities 	Advisors Inc.
					of companies with intermediate
					capitalizations.
----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------------------------------
JPMorgan Series Trust II Bond		The Portfolio seeks to provide high total 	JPMorgan Investment
Portfolio				return consistent with moderate risk of 	Management Inc.
					capital and maintenance of liquidity.
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
PIMCO All Asset Portfolio 		Seeks maximum real return consistent with 	Pacific Investment Management
					preservation of real capital and prudent 	Company LLC (PIMCO)
					investment management.
----------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn Strategy 	Seeks maximum real return consistent with 	Pacific Investment Management
Portfolio				prudent investment management.  The Portfolio 	Company LLC (PIMCO)
					seeks to achieve its investment objective
					by investing under normal circumstances in
					commodity-linked derivative instruments backed
					by a portfolio of inflation-indexed securities
					and other Fixed Income Instruments.

----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio		Seeks maximum total return, consistent with	Pacific Investment Management
					preservation of capital and prudent investment	Company LLC (PIMCO)
					management.

----------------------------------------------------------------------------------------------------------------------

	PORTFOLIO NAME				INVESTMENT OBJECTIVE			INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
----------------------------------------------------------------------------------------------------------------------
Pioneer Emerging Markets VCT Portfolio Long-term growth of capital.			Pioneer Investment Management,
											Inc.
----------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio 	Current income and long-term growth of 		Pioneer Investment Management,
					capital from a portfolio consisting primarily 	Inc.
					of income producing equity securities of
					U.S. corporations.
----------------------------------------------------------------------------------------------------------------------
Pioneer High Yield VCT Portfolio 	Maximize total return through a combination 	Pioneer Investment Management,
					of income and capital appreciation.		Inc.
----------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio	Seeks capital appreciation by investing in a	Pioneer Investment Management,
					diversified portfolio of securities consisting	Inc.
					primarily of common stocks.
----------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate  VCT Portfolio 	Long-term growth of capital.  Current income 	Pioneer Investment Management,
					is secondary objective. 			Inc.
----------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value VCT Portfolio 	Capital growth by investing in a diversified 	Pioneer Investment Management,
					portfolio of securities consisting primarily 	Inc.
					of common stocks.
----------------------------------------------------------------------------------------------------------------------
Pioneer Strategic Income VCT Portfolio 	A high level of current income.			Pioneer Investment Management,
											Inc.
----------------------------------------------------------------------------------------------------------------------
Summit Mutual Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
Summit Balanced Index Portfolio 	The Balanced Index Portfolio seeks investment   Summit Investment Partners,
					results, with respect to approximately 60% of 	Inc.
					its assets, that correspond to the total return
					performance of U.S. common stocks, as
					represented by the S&P 500 Index and, with
					respect to approximately 40% of its assets,
					that correspond to the total return performance
					of investment grade bonds, as represented by
					the Lehman Brothers Aggregate Bond Index.
----------------------------------------------------------------------------------------------------------------------
Summit EAFE International Index 	The EAFE International Index Portfolio seeks 	Summit Investment Partners,
Portfolio				investment results that correspond to the total Inc.
					return performance of common stocks as
					represented by the Morgan Stanley Capital
					International EAFE Index. The EAFE Index
					emphasizes the stocks of companies in major
					markets in Europe, Australasia, and the
					Far East.


----------------------------------------------------------------------------------------------------------------------
Summit Lehman Aggregate Bond Index 	The Lehman Aggregate Bond Index Portfolio seeks Summit Investment Partners,
Portfolio				investment results that correspond to the 	 Inc.
					total return performance of the bond market,
					as represented by the Lehman Brothers
					Aggregate Bond Index.
----------------------------------------------------------------------------------------------------------------------

	PORTFOLIO NAME				INVESTMENT OBJECTIVE			INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------

Summit Nasdaq - 100 Index Portfolio	The Nasdaq-100 Index Portfolio seeks 		Summit Investment Partners,
					investment results that correspond to the 	 Inc.
					investment performance of U.S. common stocks,
					as represented by the Nasdaq-100 Index.

----------------------------------------------------------------------------------------------------------------------
Summit Russell 2000 Small Cap Index 	The Russell 2000 Small Cap Index Portfolio 	Summit Investment Partners,
Portfolio				seeks investment results that correspond to 	Inc.
					the investment performance of U.S. common
					stocks, as represented by the Russell 2000
					Index.
----------------------------------------------------------------------------------------------------------------------
Summit S&P 500 Index Portfolio 		The S&P 500 Index Portfolio seeks investment 	Summit Investment Partners,
					results that correspond to the total return 	Inc.
					performance of U.S. common stocks, as
					represented by the S&P 500 Index.

----------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio	The S&P MidCap 400 Index Portfolio seeks 	Summit Investment Partners,
					investment results that correspond to the 	Inc.
					total return performance of U.S. common stocks,
					as represented by the S&P MidCap 400 Index.
----------------------------------------------------------------------------------------------------------------------
Vanguard Variable Insurance Fund Portfolios
----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - Balanced Portfolio	The Balanced Portfolio seeks to provide 	Vanguard Group, Inc.
					long-term capital appreciation and reasonable
					current income.
----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - Capital Growth Portfolio	The Capital Growth Portfolio seeks to 		Vanguard Group, Inc.
					provide long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - Diversified Value 	The Diversified Value Portfolio seeks 		Vanguard Group, Inc.
Portfolio				to provide long-term capital appreciation
					and income.
----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - Equity Income Portfolio 	The Equity Income Portfolio seeks to provide 	Vanguard Group, Inc.
					an above-average level of current income and
					reasonable long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - Equity Index Portfolio 	The Equity Index Portfolio seeks to track	Vanguard Group, Inc.
					the performance of a benchmark index that
					measures the investment return of
					large-capitalization stocks.
----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - High Yield Bond PortfolioThe High Yield Bond Portfolio seeks to 		Vanguard Group, Inc.
					provide a high level of current income.
----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - International Portfolio	The International Portfolio seeks to 		Vanguard Group, Inc.
					provide long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------

	PORTFOLIO NAME				INVESTMENT OBJECTIVE			INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - Mid-Cap Index Portfolio	The Mid-Cap Index Portfolio seeks to track 	Vanguard Group, Inc.
					the performance of a benchmark index that
					measures the investment return of
					mid-capitalization stocks.

----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - REIT Index Portfolio	The REIT Index Portfolio seeks to provide 	Vanguard Group, Inc.
					a high level of income and moderate long-
					term capital appreciation by tracking the
					performance of a benchmark index that
					measures the performance of publicly
					traded equity REITs.
----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - Short Term Investment 	The Short-Term Investment-Grade Portfolio 	Vanguard Group, Inc.
Grade Portfolio				seeks to provide current income while
					maintaining limited price volatility.

----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - Small Company Growth 	The Small Company Growth Portfolio seeks 	Vanguard Group, Inc.
 Portfolio				to provide long-term capital appreciation.

----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - Total Bond Market   	The Total Bond Market Index Portfolio 		Vanguard Group, Inc.
Index Portfolio				seeks to track the performance of a broad,
					market-weighted bond index.

----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - Total Stock Market  	The Total Stock Market Index Portfolio 		Vanguard Group, Inc.
Index Portfolio				seeks to track the performance of a
					benchmark index that measures the investment
					return of the overall stock market.  The
					Total Stock Market Index Portfolio is a "fund of
					funds," which means that it achieves its
					objective by investing in two
					other mutual funds rather than in individual
					securities. Fund-of-Funds have higher expenses
					compared to other Portfolios and therefore
					may be more expensive to policy Owners.


----------------------------------------------------------------------------------------------------------------------

CLASS II SHARES OF THE FOLLOWING PORTFOLIOS WERE AVAILABLE TO POLICY OWNERS PRIOR TO DECEMBER 20, 2007:

-	AIM V.I. Basic Value Fund (Series II shares)
-	AIM V.I. Capital Appreciation Fund (Series II shares)
-	AIM V.I. Capital Development Fund (Series II shares)
-	AIM V.I. International Growth Fund (Series II shares)
-	AIM V.I. Small Cap Equity Fund (Series II shares)
-	American Century Investments VP Inflation Protection Class II Fund
-	American Century Investments VP Large Company Value Class II Fund
-	American Century Investments VP Ultra[registered trademark symbol]
	  Class II Fund
-	Dreyfus Stock Index Fund, Inc. - Service Shares
-	Fidelity VIP High Income Portfolio- Service Class 2
-	Fidelity VIP Mid Cap Portfolio - Service Class 2
-	Franklin Income Securities Fund - Class 2
-	Franklin Small Cap Value Securities Fund - Class 2
-	Franklin Small-Mid Cap Growth Securities Fund - Class 2
-	Franklin U.S. Government Fund - Class 2
-	Mutual Shares Securities Fund - Class 2
-	Templeton Developing Markets Securities Fund - Class 2
-	Templeton Global Income Securities Fund - Class 2
-	Templeton Growth Securities Fund - Class 2
-	PIMCO All Asset Portfolio - Advisor Class Shares
-	PIMCO Total Return Portfolio - Advisor Class Shares
-	Pioneer Emerging Markets VCT Portfolio - Class II Shares
-	Pioneer Equity Income VCT Portfolio - Class II Shares
-	Pioneer High Yield VCT Portfolio - Class II Shares
-	Pioneer Real Estate VCT Portfolio - Class II Shares
-	Pioneer Small Cap Value VCT Portfolio - Class II Shares
-	Pioneer Strategic Income VCT Portfolio - Class II Shares

On December 20, 2007, Symetra Life replaced the Class II versions of these Portfolios with the Class I versions. The Class I version does not have a 12b-1/service fee but otherwise provides the same investment objective and other disclosed fees as the Class II version. This means that only Class I shares of these Portfolios are available for premium allocations and transfers under your policy. Any premium payments or transfers designated for investment in the Class II versions of the Portfolios are automatically invested in Class I shares. Any allocations previously made that were invested in the Class II shares of the Portfolios will be invested into the Class I shares of the Portfolios. All such allocation changes will be completed for affected policy owners on or before December 20, 2007.

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable life insurance policies and variable annuity contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same Portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable life insurance and variable annuity contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the Portfolios that accompany this prospectus or that are available upon request.

The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There is no assurance, and we do not represent that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and adviser or manager.

COMPENSATION WE RECEIVE FROM PORTFOLIOS
We have agreements with each of the Portfolio advisers or their affiliates that describe the administrative practices and responsibilities of the parties. We may receive compensation from some or all of the Portfolios or their investment advisers, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the policy. We also receive this compensation for providing services to Policy Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depends on how much we have invested in the applicable Portfolio. The compensation amount is typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the maximum percentage rate we receive for any Portfolio offered under this policy is 0.30%. Some advisers may pay us less; some do not pay us any such compensation.

The compensation is not reflected in the expenses that are disclosed by the Portfolios in the fee tables in their prospectuses because this compensation is not paid out of the Portfolios' assets. However, these payments may be made by the advisor out of fees the advisor deducts from fund assets. You will bear the costs of these fees through your investment in the Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Administrative Office.

In addition, some of the Portfolios may make payments to us or our affiliates pursuant to a distribution and/or servicing plan adopted by the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fees are for distribution related services that we perform on behalf of the Portfolios. Such distribution service or "12b-1" fee is disclosed in the prospectus for each Portfolio and is paid directly out of Portfolio assets. Currently, the maximum percentage rate we receive for any Portfolio is 0.25%. Some advisers may pay us less; most do not pay us any such compensation.

The compensation that we receive may be significant and we may profit from this compensation. When determining which Portfolios to offer in our variable contracts, we consider the Portfolios' name recognition, investment objective, performance, and reputation. We also consider the amount of compensation that we receive from the Portfolios, their advisers, or their distributors.


CHANGES TO THE INVESTMENT OPTIONS
We reserve the right to add, combine, restrict, or remove any Sub-account as an investment option under your policy. If any shares of the Sub-accounts are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another Sub-account. New or substitute Sub-accounts may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close Sub-accounts to allocations of new premium payments by existing or new policy Owners and we reserve the right to do so at any time and in our discretion. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS
Symetra Life is the legal Owner of the Portfolios' shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The Portfolio shares are voted in accordance with the instructions we receive from you. We vote Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of policyholders may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the Symetra Fixed Account.

DISREGARD OF VOTING INSTRUCTIONS
Symetra Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause any Portfolio to make (or refrain from making) investments which would result in changes in
the sub classification or investment objectives of the Portfolio.   Symetra
Life may also disapprove changes in the investment policy initiated by the Owners or trustees of the Portfolios. Symetra Life will disapprove such changes if it believes disapproval is reasonable and it determines in good faith that the change would:

-	violate state or federal law;
-	be inconsistent with the investment objectives of the Portfolios;
	or
-	vary from the general quality and nature of investments and
	investment techniques used by other Portfolios with similar investment objectives and underlying other variable policies offered by Symetra Life or of an affiliated life insurance company.

In the event that Symetra Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi annual report to Owners.

SYMETRA FIXED ACCOUNT
The policy also offers a fixed account with interest rates that are set and guaranteed by Symetra Life. Premiums and other allocations to the Symetra Fixed Account will be credited with the interest rate established for the date that we receive the funds. This rate will be applied on the date we receive the funds and continue for at least 12 months. Once this period is over, we can adjust the interest rate. Adjusted rates will apply to the funds and credited interest for at least 12 months, after which the rate can be adjusted again. Annual effective guaranteed interest rates will never be less than the minimum allowed by state law. We reserve the right to change the guaranteed minimum interest for newly issued policies, subject to applicable state law.

TRANSFERS AMONG SUB-ACCOUNTS AND THE SYMETRA FIXED ACCOUNT
You can transfer money among any of the available Sub-accounts and the Symetra Fixed Account 12 times per policy year free of a transfer charge. Each additional transfer may have a charge up to a maximum of $25. Transfers to or from the Sub-accounts will take effect on the next close of the NYSE after we receive the request with all the information we need to process it at our Administrative Office. Transfer requests received at any other address may delay processing. Amounts equal to loans and loan interest are held as collateral for your loan and therefore are not available for transfer. We reserve the right to limit transfers to and from the Symetra Fixed Account in the following manner:

	-	postpone the transfer for 30 calendar days;
	-	limit transfers to the Symetra Fixed Account to 25% of
		the Policy Value per policy year. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary;
	-	reduce the amount of the transfer so it does not exceed
		25% of the unloaned amount of your Policy Value;  and
	-	limit the total number of transfers from the Symetra
		Fixed Account to one per policy year. If limited, the transfer will be effective on the Policy Anniversary after the date we receive it.

TRANSFER TRANSACTIONS AVAILABLE
We will accept transfer requests from you by telephone, and by signed request sent by fax or mail. Each transfer must identify:

-	your policy number;
-	the amount of the transfer; and
-	which investment options are affected.

Telephone transactions are available for allocation changes, transfer between Sub-accounts and the Symetra Fixed Account, Investment Option Rebalancing and Dollar Cost Averaging. We record all telephone instructions. We do not accept transfer requests sent by e-mail.

By providing us with a properly signed authorization, you may authorize someone else to make transactions by phone, mail or fax on your behalf. We will use reasonable procedures to confirm that instructions given to us by written request and telephone are genuine.

Although we use reasonable procedures, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

SCHEDULED TRANSFERS
You can initiate the following scheduled transfers among your investment options free of charge. We may impose restrictions on the number of scheduled transfers that can be initiated during each policy year or on the investment options available for scheduled transfers. We will notify you in writing
prior to imposing any restrictions.    Once started, these scheduled transfers
will continue until you instruct us to stop or all money has been transferred out of the source investment option. Scheduled transfers will not count against your 12 free transfers and are available at no charge. Scheduled transfers also do not account against the 25% limitation to transfers to the Symetra Fixed Account that may be in effect.

Dollar Cost Averaging. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts on a monthly, quarterly, semi-annual or annual basis from any Sub-account or the Symetra Fixed Account to any of the other Sub-accounts.

Investment Option Rebalancing. After your money has been invested, the performance of the Sub-accounts and interest credited to the Symetra Fixed Account may cause the percentage in each investment option to change from your original allocations. You can instruct us to adjust your investment in the investment options to maintain a predetermined mix on a monthly, quarterly, semi-annual or annual basis. Investment Option Rebalancing can be used with Dollar Cost Averaging.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY
Effects of Excessive Transfers and Market Timing Activity. The policy and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Such trading activity may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by policy Owners. These disruptive activities may increase expenses and adversely affect Sub-account performance, thereby negatively impacting long-term policy Owners.

Detection and Deterrence.   Symetra Life discourages and does not accommodate
frequent transfers or market timing activity. Due to the potential adverse consequences to policy Owners, we have established certain policies and procedures to aid us in detecting and deterring policy Owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among Sub-accounts if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

More specifically, our procedures detect market timing by monitoring for any two inter-Sub-account transfer requests within a ten Business Day period.
When we identify a second transfer within five Business Days of the first, we will review those transfers to determine if, in our judgment, you are engaging in market timing activity. We will particularly scrutinize transactions involving those Sub-accounts that are subject to abuse by market timing strategies, such as those Portfolios that have an international investment profile. For example, if you transfer from American Century Investments VP International Fund to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to American Century Investments VP International Fund within ten Business Days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more policies that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each Sub-account offered in your policy. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular Sub-accounts by particular policy Owners.

If we conclude that market timing or other disruptive trading patterns are being transacted by you (whether or not your transfers took place within five Business Days), we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within 1 to 2 Business Days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers. If we modify our procedures, they will be applied uniformly to all policy Owners.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular policy Owners.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect.
In addition, the terms of the policy may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Sub-accounts and dilution of long-term Portfolio Owners' returns. Thus, your policy cash value may be lower due to lower returns in your Sub-account investments.

Underlying Portfolio Frequent Trading Policies. The Portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable life policy Owners and variable annuity contract Owners. Those Portfolio managers may require us to investigate whether any of our policy Owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity they may block you from making transfers or
purchases to their Portfolios.    In addition, Federal regulations require us
to provide individual transaction and Policy Owner information to the Portfolio managers when requested. The Portfolios to whom we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the Portfolios available for investment by you. In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios' policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Sub-account if the Portfolio manager rejects such trade or the trade violates a Portfolio's policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 to 2 Business Days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

Omnibus Order. Policy Owners and other persons with material rights under the policies also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are "omnibus" orders from intermediaries such as retirement plans and Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual Owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other Owners of underlying Portfolio shares, as well as the Owners of all of the variable life insurance policies (or variable annuity contracts), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.
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4. CHARGES AND EXPENSES
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There are charges and other expenses associated with the policy that reduce the return on your investment in the policy.

MONTHLY DEDUCTION
The "Mortality and Expense Risk Charge," "Cost of Insurance Charge," and "Distribution Charge" are collectively referred to as the "monthly deduction" charge and are individually described below. We calculate each of these charges daily, accrue them, and deduct them on the Monthly Anniversary. We will calculate the amount of the monthly deduction every day in proportion to the amounts you have invested in the Symetra Fixed Account and the Sub-accounts on that day. However, when we deduct the monthly deduction, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest.
If you take a withdrawal or surrender your policy, we will prorate the monthly deduction and deduct it prior to making payment to you.

Example: Assume the accrued monthly deduction is equal to $100.00; the Symetra Fixed Account has $5,000 and the Sub-account has $15,000. The Policy Value is then equal to $20,000. The proportional deduction of the $100.00 would be taken as follows: $25.00 ($5,000 divided by $20,000 times $100.00) from the Symetra Fixed Account and the remaining $75.00 from the Sub-account.

Mortality and Expense Risk Charge. We calculate a daily deduction for the mortality and expense risk charge and deduct this charge monthly. This charge is equal, on an annual basis, to the following percentages of the Policy Value:

	-	0.75% in policy years 1 - 20;
	-	0.60% in policy years 21 - 30; and
	-	0.50% in all remaining policy years.

This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. We expect to profit from this charge. The rate of the mortality and expense risk charge will not be increased.

Cost of Insurance Charge. We calculate a daily deduction for the cost of insurance charge and deduct this charge monthly. The charge is equal to the following:

	1.	the daily cost of insurance rate; multiplied by,
	2.	the Policy Value at the start of the day.

The cost of insurance charge is based on an annual rate that varies from policy to policy and from day to day and covers the risk that the Insured will die and we will pay a death benefit. The death benefit we pay less the Policy Value equals the Net Amount at Risk. In other words, the Net Amount at Risk is the amount we would pay in addition to your Policy Value upon the Insured's death. Unlike many life insurance policies, this policy measures the current cost of insurance deduction based on the Policy Value and not the Net Amount at Risk. Because the Policy Value is affected by the investment performance of the investment options you choose, by your payment of premiums, and by the charges we deduct, your Net Amount at Risk will fluctuate daily as your Policy Value fluctuates.

The current cost of insurance rate is based on:
-	the Insured's age;
-	gender, if permitted by law;
-	risk classification; and
-	the policy's duration.

The current cost of insurance rates will not exceed those guaranteed in the policy. The guaranteed maximum insurance cost rates for standard risks are based on the 2001 Commissioner's Standard Ordinary Mortality Table
..
The risk class of an Insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to non-nicotine users who we determine have a better than average mortality.

Distribution Charge. We calculate a daily deduction for the distribution charge and deduct this charge monthly. This charge is equal, on an annual basis, to the following percentages of the Policy Value:

Policy Value			Distribution Charge
-----------------------------------------------------
First $499,999.99			1.50%
Next $500,000 to 999,999.99		1.25%
Next $1,000,000 to 1,999,999.99		1.00%
Next $2,000,000 to 4,999,999.99		0.75%
Next $5,000,000 and above		0.50%

We may issue your policy as part of a "purchase group," such as policies issued on a husband and wife, in which we will combine the Policy Values of multiple policies to determine the percentage of your distribution charge. Owners of policies in a purchase group will have an insurable interest in each other. We will determine in our sole discretion whether
policies are issued as part of a purchase group.   Policies may be added
to other issued policies to form a purchase group, but you (or the policy Owner of another policy in the applied-for purchase group) must apply to us in writing to be part of a purchase group and all policy Owners must agree to be part of a purchase group. The purchase group discount is not available in all states; you should discuss its availability with your representative.

The Distribution Charge is paid to compensate primarily the broker-dealer firm that sold you this policy. Some broker-dealers work with wholesaling firms that also may be compensated from the Distribution Charge.

ADMINISTRATION CHARGE
The administration charge is a monthly charge of .025% of the Policy Value. The maximum administration charge will not exceed $8.00 per month for all policy years. The administration charge reflects the expenses we expect to incur in administering your policy, such as providing customer service, policy statements, confirmation of transactions, and other related expenses. We calculate and deduct the Administration Charge on the Monthly Anniversary. When we deduct the Administration Charge, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. We do not deduct this charge if you die, surrender or withdraw amounts prior to the next Monthly Anniversary.

PREMIUM TAX CHARGES
We deduct the applicable state tax charge and premium charge from your premium before allocating amounts to the Sub-accounts or to the Symetra Fixed Account in accordance with your instructions. We call premiums less the state tax charge and premium charge "net premiums". Net premiums are those premiums that are allocated to the Sub-accounts and Symetra Fixed Account in accordance with your instructions. The state tax charge and premium charge may increase or decrease, and we may profit from these charges and may use them for any lawful purpose, such as the payment of distribution and administrative expenses.

State Tax Charge. We deduct state premium tax charges that vary based on the premium taxes that states and other governmental entities (e.g., municipalities) charge. The state premium tax charges range from 2.1% to 3.5% and approximate the state premium tax in each state. However, they may not be the actual charges in your state or municipality. These taxes vary by state and are subject to change. Your state premium tax will be based on your state of residence and reflected in your policy.

Premium Charge. In addition to a state tax charge, we deduct a current premium charge of 1.25% on each premium for federal tax expenses associated with issuing this policy. This premium charge will never exceed 2.50%.

INCOME OR OTHER TAXES
Currently we do not pay income or other taxes on earnings attributable to your policy. However, if the federal income tax law changes and we incur such taxes, we reserve the right to deduct them from your policy.

POLICY LOAN INTEREST
If you take a loan on your policy, policy loan interest rates will be charged. Loan amounts are charged a 5% interest rate, however, they are also credited with interest at an annual effective rate of 5%. The net cost of a loan is equal to 0%. Loan interest is payable on each Policy Anniversary until the loan is repaid. If you do not pay the loan interest, it is accrued and added to the balance of your loan.

PORTFOLIO EXPENSES
There are deductions from and expenses paid out of the assets of the various Portfolios. These expenses are summarized in the Annual Portfolio Operating Expenses table of this prospectus. For more detailed information, you should refer to the Portfolio prospectuses which, if not accompanying this prospectus, are available upon request.
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5. INSURANCE BENEFIT
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This policy is different from other insurance policies because rather than selecting a fixed death benefit amount, you select a schedule of premiums called a "premium plan". The premium plan allows you to set the amount and frequency of your premium payments. Your Policy Value depends on the premium payments contributed to the policy, the charges and fees we deduct, and the value of the investment options you choose. Your death benefit is a "factor" of your daily Policy Value. The "death benefit factor" that we use is designed to equal the amount necessary to enable the policy to meet the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986 (the "Code").

In order to qualify the policy as life insurance under Section 7702 of the Code, we use a tax test called the cash value accumulation test. The test determines the minimum required death benefit by multiplying the Policy Value by a percentage determined by methodology set out in the federal tax regulations. The percentages depend upon the Insured's age, sex and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is sufficient death benefit in relation to the Policy Value at all times. (However, we may limit the amount of your premium plan in accordance with our normal underwriting standards.) We will use this test daily to monitor the death benefit to assure that the policy continues to meet the test and be classified as a life insurance contract for federal tax purposes.

You should carefully discuss with your registered representative and your tax advisor the suitability of this policy to meet your needs.

DEATH BENEFIT CALCULATION
On the Policy Date, when we issue the policy, the initial death benefit shown in your policy is equal to the premium received with the policy multiplied by the death benefit factor for that day.

After the Policy Date, your death benefit will go up or down depending on your Policy Value, the death benefit factor for that day, and how you have invested the money in your policy. If you do not take a loan against your policy, your policy will never lapse.

Every day your policy is in force, we calculate your death benefit by multiplying your Policy Value by your attained age death benefit factor. The factors in your policy are exact for each Policy Anniversary. If you die between Policy Anniversaries, we will calculate the death benefit factor to take into consideration the number of days since your last Policy Anniversary.

The death benefit factor is based on the attained age of the Insured and is shown in your Policy. The table below is a representative death benefit factor table for a male, standard risk, non-nicotine user and shows the death benefit factor as a percentage of the Policy Value for various attained ages. For your specific death benefit factor table, please see your policy.

Attained Age	Percentage
Of Policy Value
55	240.160%
60	207.247%
65	181.048%
70	160.254%
75	143.526%
80	130.550%
85	121.102%
90	114.578%
91	113.556%
92	112.572%
93	111.609%
94	110.644%
95	109.644%
96	108.541%
97	107.227%
98	105.555%
99	103.282%
100-120	100.000%

The death benefit based on the Policy Value invested in the Sub-accounts will go up or down based on investment performance of the Sub-accounts in addition to withdrawals or loans you take. Therefore, the performance of your policy will affect the death benefit you have and the cost of insurance you pay for. Your death benefit could be less than the premium you have paid.

When the Insured reaches the Policy Anniversary following the Insured's 100th birthday, the death benefit factor will equal "1". This means that the death benefit will be equal to 100% of the Policy Value.

The death benefit proceeds will be paid upon receipt of proof that the Insured died while the policy was in force. The death benefit will be paid to the beneficiary on record in a lump sum. Proceeds will normally be paid within seven Business Days after the Administrative Office receives proof of death of the Insured, however, payment may be postponed if we do not receive all the information needed to pay the death proceeds. The death benefit proceeds will be less any loans and loan interest; and less any accrued monthly deductions owed. We will pay interest on the death benefit from the date of the Insured's death to the date of payment.

CHANGES IN PLANNED PREMIUMS
After the first policy year, you can request increases in the planned premiums you selected at policy issue by writing to us. The Insured must be under age 90 and provide proof of insurability. If you increase your planned premiums, the amount charged for your monthly deductions will increase. You may decrease your premium plan by not meeting the premium plan established for your policy. This may result in a revised premium plan being issued to you and prevent you from adding additional premium to your policy. See Section
2 Premiums for more information.

EXCHANGES AND CONVERSION
From time to time we may offer programs under which certain variable life insurance policies previously issued by us may be exchanged for the policies offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one policy for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Exchanges may result in higher charges. You should not exchange another variable life insurance policy for this one unless you determine that, after knowing all the facts, the exchange is in your best interest.

Conversions. Depending on your state of residence, a conversion of this policy to provide for a fixed death benefit in the first two policy years may be available. Please see your policy for details.
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6. TAXES
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IN GENERAL
This section discusses how federal income tax applies to the policy in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. This discussion is based upon our understanding of the present federal income tax laws. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot represent that the present federal income tax laws or their interpretation will continue. You should consult counsel or another competent tax advisor about your individual circumstances.

TAX STATUS OF THE POLICY
If your policy meets certain requirements under the Internal Revenue Code of 1986, as amended ("Code"), it will be treated as life insurance for federal tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis or policies, such as this one, that calculate the death benefit factor on a daily basis, and it is not clear whether such policies will in all cases satisfy the requirements. We will monitor compliance of your policy with these requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

We believe that the death benefit under your policy will not be included in your beneficiary's gross income when the Insured dies. However, ownership of a life insurance policy or receipt of policy proceeds before or after the death of the Insured may result in federal taxes, such as income, estate, gift, or generation-skipping transfer taxes, as well as state and local taxes, such as inheritance or income tax. In addition, the transfer of the policy, the use of the policy as part of a tax shelter arrangement, or designation of a beneficiary will likely have tax consequences. The tax consequences of continuing the policy beyond the Insured's 100th year are also unclear.
Tax consequences depend on your circumstances or your beneficiary's circumstances. You should consult your tax advisor regarding these consequences.

Generally, you will not pay income tax on the policy cash value until there is a distribution. When distributions from a policy occur or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract" ("MEC") as described in the Code and more fully described below. This policy is designed in most cases to be a MEC. Generally, the only circumstance in which this policy may not be a MEC is when you are exchanging another policy for this one. In that case, we will tell you whether your policy is a MEC or not.

MODIFIED ENDOWMENT CONTRACTS
In general, your policy will be a MEC because it is designed such that the premium paid will fail the "7-pay test" provided by the Internal Revenue
Code of 1986. A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the total premiums that would have been paid for a policy providing for paid-up future benefits after the payment of seven level annual premiums. A policy may also become a MEC if there is a reduction in benefits under the policy during the first seven policy years or there is a "material change" in the policy's benefits, or other terms, even after the first seven policy years. Upon policy issue, we will notify you if your policy is a MEC. If your policy was not a MEC at issue, we will monitor it to determine whether a policy transaction will cause the policy to be classified as a MEC. If a premium payment causes your policy to be a MEC, we will reverse the transaction and deposit only that portion of the premium that does not result in MEC status. The remaining premium will be held by us while we notify you of the situation. If you elect to have the remaining premium paid to your policy, thus causing your policy to be a MEC, the remaining premium will be deposited with an effective date of its original receipt. You should consult with a competent tax advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

If your policy is a MEC, amounts you take out while the Insured is living may be taxable income. All distributions other than death benefits, including surrenders and withdrawals, will be treated first as taxable income and then as tax-free recovery of the investment in the policy after all gain in the policy has been distributed. Loans taken or secured by the policy may also be treated as distributions and taxed accordingly. There also may be a 10% additional tax on distributions unless you are age 59 1/2 or older, disabled, or take the distribution as a series of substantially equal periodic payments over your life expectancy or the joint life expectancies of you and your beneficiary.

Distributions from a policy within two years before the policy becomes a MEC may also be taxed as distributions from a MEC. This means that a distribution made from a policy that is not a MEC could later become taxable as a distribution from a MEC.

All MECs that are issued by us (or our affiliates) to you during any calendar year are treated as one MEC for purposes of determining the amount includible in your income when a taxable distribution occurs.

DISTRIBUTIONS FROM NON-MEC POLICIES
If your policy is not a MEC, then distributions from your policy other than death benefits are generally treated first as a recovery of your "investment in the policy," and then as taxable income. Your investment in the policy is generally the sum of your premiums. When a distribution is taken from your policy, your investment in the policy is reduced by the amount of the distribution that is tax-free. This means that withdrawals are generally treated as first recovering the premiums you paid into the policy and then as taxable income. However, certain distributions that must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes may be treated in whole or in part as taxable income.

Loans from, or secured by, policies not treated as MECS are generally not treated as distributions and thus are not taxable. However, a surrender or termination of the policy by lapse may have tax consequences if the Net Cash Surrender Value plus outstanding loans and loan interest is greater than premium paid into the policy.

INVESTOR CONTROL AND DIVERSIFICATION
In general, Owners of variable life insurance policies receive tax deferral while the Insured is living. This favorable tax treatment allows you to control the selection of and transfer among the Sub-accounts without paying income tax unless you take money out of the policy. However, in certain circumstances, Owners of variable life insurance policies have been considered for federal income tax purposes to be the Owners of the Sub-accounts' assets due to the Owners ability to exercise investment control over those assets. Where this is the case, the policy Owners were taxed on income and gains attributable to the Sub-accounts' assets.

We believe your policy does not give you investment control over assets of the Sub-accounts. However, there is little guidance in the Code or Treasury Regulations in this area, and some features of the policies, such as the flexibility to allocate premiums among Sub-accounts, have not been explicitly addressed under federal tax law. If such guidance were to be issued, it could be applied either prospectively or retroactively and subject you to income tax consequences. We reserve the right to modify the policies, such as limiting the number of transfers allowed under the policies, to prevent you from being treated as the Owner of the assets supporting the policy.

In addition, the Code requires that the investments of the Sub-accounts meet certain diversification standards set by Treasury Regulations in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Sub-accounts will satisfy these diversification requirements.

TAX WITHHOLDING
To the extent that the policy distributions are taxable, they are generally subject to withholding at a rate of 10% for the distribution recipient's federal income tax liability. Recipients may generally elect, however, not to have tax withheld or to have withholding done at a different rate.

BUSINESS USE OF POLICY
Businesses may use the policy in various business arrangements, including non-qualified deferred compensation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, and retiree medical benefit plans. The tax consequences of such plans will vary depending on the circumstances of the arrangement. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor.

In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. The IRS and the Treasury Department have also recently issued guidance that substantially affects split-dollar arrangements. Any business considering the purchase of a new policy or a change in an existing policy should consult a tax advisor.

Furthermore, federal corporate governance legislation known as the Sarbanes-Oxley Act of 2002 (the "Act") prohibits publicly-traded companies from extending personal loans to their directors and officers. Under the Act, split-dollar life insurance arrangements for directors and officers of such companies may be considered a prohibited loan. It is unclear whether premiums paid in connection with such split-dollar life insurance arrangements will be considered prohibited loans under the Act.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material change to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Finally, there may also be an indirect tax applied in connection with a policy held by a corporation. The federal corporate alternative minimum tax may apply to the gain accumulated in the policy or the proceeds of the policy.

OUR INCOME TAXES
Under current federal income tax law, we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes
(in addition to premium taxes).  These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.
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7. ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------
You can access money in your policy in the following ways:
-	by taking loans against your Policy Value;
-	by requesting withdrawals after the first policy year;
-	by surrendering your policy for value; or
-	when a death benefit is paid to your beneficiary. See Section 5 -
	Insurance Benefits.

LOANS
You may take loans in any amount up to 100% of your policy's Net Cash Surrender Value by writing to us. We will deduct loan amounts from the Sub-accounts and the Symetra Fixed Account on a pro rata basis from the unloaned portion of the Symetra Fixed Account and Sub-accounts and transfer this amount to the loaned portion of the Symetra Fixed Account. The amounts transferred from the Sub-accounts to the loaned portion to cover your loan will be credited interest at a rate determined by us of no less than 5.0%. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding
loans plus any accrued interest.   Once we receive your written request with
all the information we need to process it, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.

Loaned amounts do not participate in the investment performance of the Separate Account, or receive higher interest rates that may be available in the Symetra Fixed Account. The loaned portion of your Policy Value is maintained as a part of Symetra's General Account. Thus, we will redeem units of the Sub-accounts sufficient to cover the portion of the loan that is allocated to the Sub-accounts of our Separate Account, as described above, and transfer that amount to our General Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your
policy and the death benefit payable under your policy.   If the 25% transfer
limitation to the Symetra Fixed Account is in effect, we will not count any transfers to the loaned portion of the Symetra Fixed Account against the 25% limitation.

Loan amounts are charged at an annual effective rate of 5%. Loan amounts are also credited with interest at an annual effective rate of 5%. Since the loans under this policy are charged and credited at the same interest rate, they have no cost.

Loan interest is payable on each Policy Anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. We will transfer money from the unloaned portion of your policy to cover unpaid loan interest. The transferred amount will be taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts of the Separate Account on a pro rata basis.

Loan payments may be made at anytime while the Insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us to be a loan payment unless clearly marked otherwise. Loan payments are allocated to the Sub-accounts and/or the Symetra Fixed Account in accordance with your current premium allocations on file. Loan payments are not considered additional premium under the policy.

When the total loan and loan interest exceeds the Policy Value, we will allow you a grace period for payment of loans and loan interest due. In such event, we will mail notice to your last known address, and that of any assignee of record. This grace period will expire 62 calendar days from the Monthly Anniversary immediately before the date the total loan and loan interest exceeds the Policy Value; or 31 Business Days after such notice has been mailed, if later. If at the end of the grace period the loan and loan interest due remains unpaid, the policy will lapse.

Loans allow you to access money in your policy at little or no cost to you. However, if your policy is a MEC, the loan may be taxable and may be subject
to a 10% tax penalty   See Section 6 - Taxes for more information.  Also,
loans reduce the number of accumulation units in the Sub-accounts and/or the value in the Symetra Fixed Account. Loans increase your risk that:

-	you will not accumulate enough Policy Value to meet your future
	financial needs;
-	your policy will lapse; or
-	your beneficiary will receive less money.

If a loan is outstanding and your policy was not a MEC when it lapsed, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the policy.

WITHDRAWALS
After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy Net Cash Surrender Value.

We will take withdrawals from the Sub-accounts and the unloaned portion of the Symetra Fixed Account on a pro rata basis. Once we receive your request with all the information we need to process it, withdrawals from the Sub-accounts will be effective as of the next close of the NYSE.

Unlike many other policies, there is no surrender charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. Because your policy will likely be a MEC, withdrawals may also have tax consequences. See
Section 6 - Taxes for more information. A withdrawal will reduce the death benefit and the Net Cash Surrender Value. Withdrawals also increase the risk that:

-	you will not accumulate enough Policy Value to meet your future
	financial needs;

-	your policy will lose its current tax status (if your policy is not a
	MEC); or

-	your beneficiary will receive less money.

SURRENDER
You may end the insurance coverage under this policy and receive the Net Cash Surrender Value at any time by sending written instruction and the policy to us while the Insured is living. The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loans or loan interest and minus the accrued monthly deduction. We will compute the Net Cash Surrender Value as of the date we receive your written request to surrender along with all the information we need to process it and make a lump sum payment to you. We have the right to postpone payment as permitted by law. The surrender value may be subject to current tax and tax penalties. See Section 6 - Taxes.
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8. OTHER INFORMATION
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SYMETRA LIFE
Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became the Owner of Safeco Life
Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT
We adopted a Board Resolution to establish Symetra Separate Account SL (formerly Safeco Separate Account SL) ("Separate Account") under Washington law on November 6, 1986. The Separate Account holds the assets that underlie Policy Values invested in the Sub-accounts. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged a gainst the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the policy are general obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT
Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

	-	Transfer assets supporting the policies from one Sub-account
		to another or from the Separate Account to another separate
		account;
	-	Combine the Separate Account with other separate accounts,
		and/or create new separate accounts;
	-	Deregister the Separate Account, or operate the Separate
		Account as a management investment company, or as any other form permitted by law;
	-	Manage the Separate Account under the direction of a committee
		at any time;
	-	Make any changes required by applicable law or regulation;
		and
	-	Modify the provisions of the policy to reflect changes to the
		Sub-accounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT
If you put your money into the Symetra Fixed Account (including any loaned amounts), it goes into Symetra Life's General Account. The General Account is made up of all of Symetra Life's assets other than those attributable to Separate Accounts. All of the assets of the General Account are chargeable with the claims of any of our policy Owners as well as our creditors. The General Account invests its assets in accordance with state insurance law.

We are not required to register the Symetra Fixed Account or any interests therein with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the Symetra Fixed Account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)
The policies are distributed by Symetra Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable life insurance for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, WA 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc.. No amounts are retained by SSI for acting as principal underwriter for Symetra Life policies.

Registered representatives who solicit sales of the policies receive a portion of the distribution charge, also referred to as a "commission", payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the registered representative. A broker-dealer firm or registered representative may receive different commissions for selling one variable life insurance policy over another and may favor one provider over another due to different compensation rates. You may ask your registered representative about the commission he/she receives.

Furthermore, we and SSI offer the policies through our affiliated broker-dealer, Symetra Investment Services, Inc. ("SIS"). Because of this affiliation, SIS and its registered representatives may favor Symetra Life's products. We do not pay SIS different commissions from what we pay unaffiliated broker-dealers, but SIS may pay its registered representatives higher commission for selling Symetra Life products rather than another company's variable life insurance product.

We also contract with outside firms that act as wholesalers for us and assist us in offering and selling our policies to broker-dealers and their registered representatives. Wholesalers may also be called "independent marketing organizations" and provide training, marketing and other sales-related functions. Wholesalers may also provide other administrative services to us in connection with the policies. Some Wholesalers may also directly sell the policies.

We pay commissions to the broker-dealer firm or wholesaling firm, if applicable, which equals the Distribution Charge as described in Section 4 - Distribution Charge.

In addition, allowances, and bonuses may be paid to broker-dealers, wholesalers, and/or other distributors of the policies. A bonus dependent upon persistency is one type of bonus that may be paid. To the extent permitted by FINRA rules, promotional incentives or payments may also be provided to broker-dealers and wholesalers based on sales volumes, persistency or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

This policy does not assess a front-end sales charge. You pay for commissions and other sales expenses primarily, but not exclusively, through: the Distribution Charge; the mortality and expense risk charge; and investment earnings on amounts allocated under policies to the fixed account. We may also pay for sales and distribution expenses out of any payments we or SSI receive from the underlying Portfolios for providing administrative, distribution and other services to the Portfolios. These expenses that we pay will be paid out of our own assets and will not result in any additional direct charge to you.

LEGAL PROCEEDINGS
There are no legal proceedings to which the Separate Account or SSI is a party. Symetra Life is engaged in various kinds of litigation. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life's ability to meet its obligations under the policy, or on SSI's ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDERS
We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrender from the Sub-accounts for any period of time when:

-	the NYSE is closed (other than customary weekend or holiday closings);
-	trading on the NYSE is restricted;
-	an emergency exists such that disposal of or determination of the
	value of the Sub-account shares is not reasonably practicable; or
-	the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrender from the Symetra Fixed Account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, or make transfers. We may also be required to provide additional information about you or your policy to government regulators.

REPORTS TO POLICY OWNERS
We send you the following statements and reports:

-	A confirmation for many significant transactions, such as changes in
	future premium allocations, transfers among Sub-accounts, and
	address changes;
-	Semi-annual and annual reports of the Portfolios; and
-	Quarterly statements containing the amount of the current death
	benefit, Policy Values including surrender value, policy charges deducted, loan amounts including loan interest and premiums paid during the year, and planned premiums due.

On request, we will send you a current statement in a form similar to that of the quarterly statement described above. We reserve the right to limit the number of such requests or impose a reasonable charge for additional requests.

AMENDMENTS TO THE POLICY
We reserve the right to amend the policy to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

WEBSITE INFORMATION
You can find more information about the Complete Individual Flexible Premium Variable Life Insurance policy as well as other products and financial services offered by Symetra companies on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a Complete policy, you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account's most recent registration statement (found on the EDGAR database) and general consumer information.

FINANCIAL STATEMENTS
The financial statements of Symetra Life and Symetra Separate Account SL are included in the Statement of Additional Information.


-------------------------------------------------------------------------------
9. HYPOTHETICAL ILLUSTRATIONS
-------------------------------------------------------------------------------

HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUE, NETCASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS
The Death Benefit, Policy Value and Net Cash Surrender Value of a policy may change with the investment experience of the Sub-accounts. The following ables show how these amounts might vary over time if the gross annual rate of return on the investments in each Sub-account is 0%, 6% or 12%. The
Death Benefit, Policy Value and Net Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the Sub-accounts you selected.

The net investment returns in these tables also reflect a deduction based on the investment management and other expenses charged to the Portfolio with the highest expenses and the Portfolio with the lowest expenses in the prior year. In 2006, the highest expense was equal to an annual effective rate of _____ for investment management fees and _____ for costs and expenses borne by the Portfolios. The effect of these adjustments is that on a 0% gross rate of return, the net rate of return would be __ on 6% it would be _____, and on 12% it would be _____%. The lowest expense was equal to an annual effective rate of _____ for investment management fees and _____ for costs and expenses borne by the Portfolios. The effect of these adjustments is that on a 0% gross rate of return, the net rate of return would be __ on 6% it would be _____, and on 12% it would be _____%.

The tables are based on assumptions about investment returns. Actual Portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with Portfolio advisors. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. The following tables are calculated using charges absent any reimbursement or fee waivers. This may result in higher expenses, which in turn adversely affects net investment performance and policy values shown.
For more information on reimbursement or fee waivers, see the prospectuses for the Portfolios.

Daily charges are made against the assets of the Sub-accounts for assuming mortality and expense risks The mortality and expense risk charge under the policy is equivalent to an annual effective rate of 0.75% for years 1-20, 0.60% for years 21-30 and 0.50% for years 31+ of the average daily net assets of each Sub-account. This charge will be deducted directly from the policy
value.   This rate is guaranteed in the policy and will not increase.
Additionally, there is a distribution charge under the policy that is equivalent to an annual effective rate of 1.50% of the daily Policy
Value. In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administration charge at both the current rates and the maximum rates guaranteed in the policies.
The tables are based on assumptions about policy Owner characteristics and are for preferred and standard risk, male non-nicotine user, age 55. Results would be lower if the insured were in a substandard risk classification or did not qualify for the non-nicotine user rate. Current tables assume that the monthly administration charge remains constant at $8.00. Guaranteed tables use the maximum guaranteed monthly administration charge of $8.00. The tables also assume deduction of a state premium tax charge of 2.1% of premiums and a premium charge of 1.25% for federal tax expenses. Actual premium tax may be higher or lower depending on your state.The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy Owner has not requested an increase or decrease in the premium plan. There is no surrender charge, and therefore there is no difference between the Policy Value and Net Cash Surrender Value.

If expenses associated with federal taxes increase, Symetra Life may charge an increased premium charge, but the charge will be no greater than 2.5%. If Symetra Life increases the premium charge for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%.

The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment.

Individual Illustrations
Individual illustrations are not available for this policy.


				 ILLUSTRATIONS BASED ON MAXIMUM FEES

				Flexible Premium Variable Life Insurance
						MALE
					PREFERRED  NON-NICOTINE

Initial Premium:		$100,000			Issue Age:	             	55
Initial Death Benefit:		$240,160			Death Benefit Payable to Age	120
								Planned Single Premium		$100,000
------------------------------------------------------------------------------------------------------------------------

				RESULTS ASSUMING CURRENT CHARGES(1)
			Assuming Hypothetical Gross Annual Investment Return of:
					NET				NET				NET
END OF	ACCUM				CASH				CASH				CASH
POLICY	PREMIUM		DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER
YEAR	(5% INT)	BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE

				0.00%				6.00%				12.00%
----------------------------------------------------------------------------------------------------------------
1
2
3
4
5
6
7
8
9
10
15
20
25
30
35
40
45
50
55
60
Age 120 (2)




(1)	Assumes that no policy loans or withdrawals have been made.
(2)	This Policy has no maturity date and and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND
SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.  ACTUAL INVESTMENT RATES OF
RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT
ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS.  THE DEATH BENEFIT
AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED
THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY
YEARS.  NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

					ILLUSTRATIONS BASED ON MAXIMUM FEES

				Flexible Premium Variable Life Insurance
						MALE
					PREFERRED  NON-NICOTINE

Initial Premium:		$100,000			Issue Age:	             	55
Initial Death Benefit:		$240,160			Death Benefit Payable to Age	120
								Planned Single Premium		$100,000
------------------------------------------------------------------------------------------------------------------------

				RESULTS ASSUMING CURRENT CHARGES(1)
			Assuming Hypothetical Gross Annual Investment Return of:
					NET				NET				NET
END OF	ACCUM				CASH				CASH				CASH
POLICY	PREMIUM		DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER
YEAR	(5% INT)	BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE

				0.00%				6.00%				12.00%
----------------------------------------------------------------------------------------------------------------
1
2
3
4
5
6
7
8
9
10
15
20
25
30
35
40
45
50
55
60
Age 120 (2)




(1)	Assumes that no policy loans or withdrawals have been made.
(2)	This Policy has no maturity date and and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE
ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.  ACTUAL
INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE
PORTFOLIOS.  THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF
THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED
ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.  NO REPRESENTATION CAN BE MADE BY SYMETRA OR
THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.


				   ILLUSTRATIONS BASED ON MAXIMUM FEES

				Flexible Premium Variable Life Insurance
						MALE
					STANDARD NON-NICOTINE

Initial Premium:		$100,000			Issue Age:	             	55
Initial Death Benefit:		$240,160			Death Benefit Payable to Age	120
								Planned Single Premium		$100,000
------------------------------------------------------------------------------------------------------------------------

				RESULTS ASSUMING CURRENT CHARGES(1)
			Assuming Hypothetical Gross Annual Investment Return of:
					NET				NET				NET
END OF	ACCUM				CASH				CASH				CASH
POLICY	PREMIUM		DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER
YEAR	(5% INT)	BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE

				0.00%				6.00%				12.00%
----------------------------------------------------------------------------------------------------------------
1
2
3
4
5
6
7
8
9
10
15
20
25
30
35
40
45
50
55
60
Age 120 (2)




(1)	Assumes that no policy loans or withdrawals have been made.
(2)	This Policy has no maturity date and and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE
ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.  ACTUAL
INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE
PORTFOLIOS.  THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF
THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED
ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.  NO REPRESENTATION CAN BE MADE BY SYMETRA OR
THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.


					ILLUSTRATIONS BASED ON MAXIMUM FEES

				Flexible Premium Variable Life Insurance
						MALE
					STANDARD  NON-NICOTINE

Initial Premium:		$100,000			Issue Age:	             	55
Initial Death Benefit:		$240,160			Death Benefit Payable to Age	120
								Planned Single Premium		$100,000
------------------------------------------------------------------------------------------------------------------------

				RESULTS ASSUMING CURRENT CHARGES(1)
			Assuming Hypothetical Gross Annual Investment Return of:
					NET				NET				NET
END OF	ACCUM				CASH				CASH				CASH
POLICY	PREMIUM		DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER
YEAR	(5% INT)	BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE

				0.00%				6.00%				12.00%
----------------------------------------------------------------------------------------------------------------
1
2
3
4
5
6
7
8
9
10
15
20
25
30
35
40
45
50
55
60
Age 120 (2)




(1)	Assumes that no policy loans or withdrawals have been made.
(2)	This Policy has no maturity date and and can extend beyond age 120.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE
ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF
RETURN.  ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND
ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT
RATES OF RETURN FOR THE  PORTFOLIOS.  THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN
ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL
POLICY YEARS.  NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED
INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

					ILLUSTRATIONS BASED ON MINIMUM FEES

				Flexible Premium Variable Life Insurance
						MALE
					PREFERRED  NON-NICOTINE

Initial Premium:		$100,000			Issue Age:	             	55
Initial Death Benefit:		$240,160			Death Benefit Payable to Age	120
								Planned Single Premium		$100,000
------------------------------------------------------------------------------------------------------------------------

				RESULTS ASSUMING CURRENT CHARGES(1)
			Assuming Hypothetical Gross Annual Investment Return of:
					NET				NET				NET
END OF	ACCUM				CASH				CASH				CASH
POLICY	PREMIUM		DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER
YEAR	(5% INT)	BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE

				0.00%				6.00%				12.00%
----------------------------------------------------------------------------------------------------------------
1
2
3
4
5
6
7
8
9
10
15
20
25
30
35
40
45
50
55
60
Age 120 (2)




(1)	Assumes that no policy loans or withdrawals have been made.
(2)	This Policy has no maturity date and and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE
ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.  ACTUAL
INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE
PORTFOLIOS.  THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF
THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED
ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.  NO REPRESENTATION CAN BE MADE BY SYMETRA OR
THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

					ILLUSTRATIONS BASED ON MINIMUM FEES

				Flexible Premium Variable Life Insurance
						MALE
					PREFERRED  NON-NICOTINE

Initial Premium:		$100,000			Issue Age:	             	55
Initial Death Benefit:		$240,160			Death Benefit Payable to Age	120
								Planned Single Premium		$100,000
------------------------------------------------------------------------------------------------------------------------

				RESULTS ASSUMING CURRENT CHARGES(1)
			Assuming Hypothetical Gross Annual Investment Return of:
					NET				NET				NET
END OF	ACCUM				CASH				CASH				CASH
POLICY	PREMIUM		DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER
YEAR	(5% INT)	BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE

				0.00%				6.00%				12.00%
----------------------------------------------------------------------------------------------------------------
1
2
3
4
5
6
7
8
9
10
15
20
25
30
35
40
45
50
55
60
Age 120 (2)




(1)	Assumes that no policy loans or withdrawals have been made.
(2)	This Policy has no maturity date and and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE
ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.  ACTUAL
INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE
PORTFOLIOS.  THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF
THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED
ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.  NO REPRESENTATION CAN BE MADE BY SYMETRA OR
THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

					ILLUSTRATIONS BASED ON MINIMUM FEES

				Flexible Premium Variable Life Insurance
						MALE
					STANDARD  NON-NICOTINE

Initial Premium:		$100,000			Issue Age:	             	55
Initial Death Benefit:		$240,160			Death Benefit Payable to Age	120
								Planned Single Premium		$100,000
------------------------------------------------------------------------------------------------------------------------

				RESULTS ASSUMING CURRENT CHARGES(1)
			Assuming Hypothetical Gross Annual Investment Return of:
					NET				NET				NET
END OF	ACCUM				CASH				CASH				CASH
POLICY	PREMIUM		DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER
YEAR	(5% INT)	BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE

				0.00%				6.00%				12.00%
----------------------------------------------------------------------------------------------------------------
1
2
3
4
5
6
7
8
9
10
15
20
25
30
35
40
45
50
55
60
Age 120 (2)




(1)	Assumes that no policy loans or withdrawals have been made.
(2)	This Policy has no maturity date and and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE
ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.  ACTUAL
INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE
PORTFOLIOS.  THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF
THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED
ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.  NO REPRESENTATION CAN BE MADE BY SYMETRA OR
THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

					ILLUSTRATIONS BASED ON MINIMUM FEES

				Flexible Premium Variable Life Insurance
						MALE
					PREFERRED  NON-NICOTINE

Initial Premium:		$100,000			Issue Age:	             	55
Initial Death Benefit:		$240,160			Death Benefit Payable to Age	120
								Planned Single Premium		$100,000
------------------------------------------------------------------------------------------------------------------------

				RESULTS ASSUMING CURRENT CHARGES(1)
			Assuming Hypothetical Gross Annual Investment Return of:
					NET				NET				NET
END OF	ACCUM				CASH				CASH				CASH
POLICY	PREMIUM		DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER
YEAR	(5% INT)	BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE

				0.00%				6.00%				12.00%
----------------------------------------------------------------------------------------------------------------
1
2
3
4
5
6
7
8
9
10
15
20
25
30
35
40
45
50
55
60
Age 120 (2)




(1)	Assumes that no policy loans or withdrawals have been made.
(2)	This Policy has no maturity date and and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE
ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.  ACTUAL
INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE
PORTFOLIOS.  THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF
THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED
ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.  NO REPRESENTATION CAN BE MADE BY SYMETRA OR
THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about Symetra Separate Account SL. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can make inquiries regarding your policy, request additional information and get a free copy of the SAI by contacting us at:

Symetra Life Insurance Company
PO Box 34690
Seattle, WA 98124-1690
1-888-796-3872

You can also download an electronic version of this prospectus at http:\\www.symetra.com.


You can review and copy information regarding the Registrant including the SAI at the Public Reference Room of the Securities and Exchange Commission.
To find out more about this service, call the SEC at 1-202-551-8090 or 1-800-SEC-0330. Reports and other information about the policy and the Portfolios are also available on the EDGAR database available on the SEC's
Web site at http://www.sec.gov. You can also get copies, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 "F" Street NE, Washington, DC 20549.





Investment Company Act File No. 811-04909

Complete[trademark symbol] Advisor
A FutureSystem [trademark symbol] Life Model Design.  Patent Pending


         INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                 issued by

                      SYMETRA SEPARATE ACCOUNT SL
                                   and
                    SYMETRA LIFE INSURANCE COMPANY

This prospectus describes the Complete Advisor Individual Flexible Premium Variable Life Insurance Policy and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable life insurance policy is subject to risks, including the possible loss of principal. The policies are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

To learn more about the Complete Advisor Individual Flexible Premium Variable Life Insurance Policy, you can obtain a copy of the Statement of Additional Information (SAI) dated December 20, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. You may request a free paper copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying Portfolios by calling us at 1-800-796-3872, visiting us at our website at www.symetra.com, or writing us at: PO Box 34690 Seattle, WA 98124-1690. The SEC maintains a website at (http:\\www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

Dated: December 20, 2007

AIM VARIABLE INSURANCE FUNDS
	-	AIM V.I. Basic Value Fund (Series I shares)
	-	AIM V.I. Capital Appreciation Fund (Series I shares)
	-	AIM V.I. Capital Development Fund (Series I shares)
	-	AIM V.I. International Growth Fund (Series I shares)
	-	AIM V.I. Small Cap Equity Fund (Series I shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
	-	American Century Investments VP Balanced Fund
	-	American Century Investments VP Inflation Protection Fund
	-	American Century Investments VP International Fund
	-	American Century Investments VP Large Company Value Fund
	-	American Century Investments VP Ultra[registered trademark
		 symbol] Fund
	-	American Century Investments VP Value Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS ("Dreyfus IP")
	-	Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")
	-	Dreyfus VIF -International Value Portfolio - Initial Shares

FIDELITY[registered trademark symbol] VARIABLE INSURANCE PRODUCTS
	-	Fidelity VIP Contrafund[registered trademark symbol]
		Portfolio -  Initial  Class
	-	Fidelity VIP Equity-Income Portfolio - Initial Class
	-	Fidelity VIP Growth & Income Portfolio - Initial Class
	-	Fidelity VIP High Income Portfolio - Initial Class
	-	Fidelity VIP Investment Grade Bond Portfolio - Initial Class
	-	Fidelity VIP Mid Cap Portfolio - Initial Class
	-	Fidelity VIP Money Market Portfolio - Initial Class
	-	Fidelity VIP Overseas Portfolio - Initial Class

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
	-	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio -
		  Class I
	-	Ibbotson Balanced ETF Asset Allocation Portfolio - Class I
	-	Ibbotson Conservative ETF Asset Allocation Portfolio - Class I
	-	Ibbotson Growth ETF Asset Allocation Portfolio - Class I
	-	Ibbotson Income and Growth ETF Asset Allocation Portfolio -
		  Class I

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
	-	Franklin Flex Cap Growth Securities Fund - Class 2
	-	Franklin Income Securities Fund - Class 1
	-	Franklin Small Cap Value Securities Fund - Class 1
	-	Franklin Small-Mid Cap Growth Securities Fund - Class 1
	-	Franklin U.S. Government Fund - Class 1
	-	Franklin Zero Coupon 2010 Fund - Class 1
	-	Mutual Shares Securities Fund - Class 1
	-	Templeton Developing Markets Securities Fund - Class 1
	-	Templeton Global Income Securities Fund - Class 1
	-	Templeton Growth Securities Fund - Class 1

JP MORGAN INSURANCE TRUST
	-	JPMorgan Insurance Trust Core Bond Portfolio- Class 1
	-	JPMorgan Insurance Trust Government Bond Portfolio- Class 1
	-	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio- Class 1

J.P. MORGAN SERIES TRUST II
	-	JPMorgan Series Trust II Bond Portfolio - Class 1

PIMCO VARIABLE INSURANCE TRUST
	-	PIMCO All Asset Portfolio - Administrative Class Shares
	-	PIMCO CommodityRealReturn[trademark symbol]  Strategy
		 Portfolio - Administrative Class Shares
	-	PIMCO Total Return Portfolio - Administrative Class Shares

PIONEER VARIABLE CONTRACTS TRUST
	-	Pioneer Emerging Markets VCT Portfolio - Class I Shares
	-	Pioneer Equity Income VCT Portfolio - Class I Shares
	-	Pioneer High Yield VCT Portfolio - Class I Shares
	-	Pioneer Mid Cap Value VCT Portfolio - Class I Shares
	-	Pioneer Real Estate VCT Portfolio - Class I Shares
	-	Pioneer Small Cap Value VCT Portfolio - Class I Shares
	-	Pioneer Strategic Income VCT Portfolio - Class I Shares

SUMMIT MUTUAL FUNDS, INC.
	-	Summit Balanced Index Portfolio
	-	Summit EAFE International Index Portfolio
	-	Summit Lehman Aggregate Bond Index Portfolio
	-	Summit Nasdaq - 100 Index Portfolio
	-	Summit Russell 2000 Small Cap Index Portfolio
	-	Summit S&P 500 Index Portfolio
	-	Summit S&P MidCap 400 Index Portfolio

VANGUARD[registered trademark symbol] VARIABLE INSURANCE FUND PORTFOLIOS
	-	Vanguard VIF - Balanced Portfolio
	-	Vanguard VIF - Capital Growth Portfolio
	-	Vanguard VIF - Diversified Value Portfolio
	-	Vanguard VIF - Equity Income Portfolio
	-	Vanguard VIF - Equity Index Portfolio
	-	Vanguard VIF - High Yield Bond Portfolio
	-	Vanguard VIF - International Portfolio
	-	Vanguard VIF - Mid-Cap Index Portfolio
	-	Vanguard VIF - REIT Index Portfolio
	-	Vanguard VIF - Short Term Investment Grade Portfolio
	-	Vanguard VIF - Small Company Growth Portfolio
	-	Vanguard VIF - Total Bond Market Index Portfolio
	-	Vanguard VIF - Total Stock Market Index Portfolio


Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------
TABLE OF CONTENTS						Page
-------------------------------------------------------------------------------

DEFINITIONS

BENEFIT SUMMARY

RISK SUMMARY

FEE TABLE

1.	THE POLICY
	Owner
	Insured
	Beneficiary
	Assignment

2.	PREMIUMS
	Policy Date
	Planned Premiums
	Allocation of Premium and Policy Value
	Accumulation Units
	Policy Lapse
	Reinstatement
	Right to Examine

3.	INVESTMENT OPTIONS
	Variable Investment Options
	Compensation We Receive from the Portfolios
	Changes to the Investment Options
	Voting Rights
	Disregard of Voting Instructions
	Symetra Fixed Account
	Transfers Among Sub-accounts and the Symetra Fixed Account Transfer Transactions Available
	Scheduled Transfers
	Limits on Excessive Transfers and Market Timing Activity

4.	 CHARGES AND EXPENSES
	Monthly Deduction
	Administration Charge
	Premium Tax Charges
	Income or Other Taxes
	Policy Loan Interest
	Portfolio Expenses

5.	INSURANCE BENEFIT
	Death Benefit Calculation
	Changes in Planned Premiums
	Exchanges and Conversion

6.	TAXES
	In General
	Tax Status of the Policy
	Modified Endowment Contracts
	Distributions from Non-MEC Policies
	Investor Control and Diversification
	Tax Withholding
	Business Use of Policy
	Our Income Taxes

7.	ACCESS TO YOUR MONEY
	Loans
	Withdrawals
	Surrender

8.	OTHER INFORMATION
	Symetra Life
	Separate Account
	Changes to the Separate Account
	General Account
	Distribution (Principal Underwriter)
	Legal Proceedings
	Right to Suspend Transfers, Loans,
   	 Withdrawals, or Surrenders
	Reports to Policy Owners
	Amendments to the Policy
	Website Information
	Financial Statements

9.	HYPOTHETICAL ILLUSTRATIONS

                                 DEFINITIONS

The following words and phrases are capitalized in this prospectus and have the following meanings.

Administrative Office	The Symetra Life designated location where
			correspondence and payments should be mailed. The address is PO Box 724027, Atlanta, Georgia 31139-1027.

Business Day 		Any day the New York Stock Exchange  is open for
			regular trading.
General Account		All of Symetra Life's assets other than those
			attributable to the Separate Account or other Symetra
			Life separate accounts.

Home Office		Symetra Life's principal place of business located at
			777 108th Avenue NE, Suite 1200, Bellevue,
			Washington 98004.

Insured			The person whose life we insure under the policy.
Monthly Anniversary	The same date in each succeeding month as the Policy
			Date. If a Monthly Anniversary falls on a day that the New York Stock Exchange (NYSE) is not open for trading, the Monthly Anniversary will be the next Business Day that the NYSE is open for trading. Similarly, if a Monthly Anniversary falls on the 29th, 30th, or 31st of any month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

Net Amount of Risk	The death benefit less the Policy Value on each day.

Net Cash Surrender 	The amount of your Policy Value minus any loan and
Value			accrued loan interest and any accrued monthly
			deductions.

NYSE			The New York Stock Exchange.

Owner 			The person or legal entity entitled to exercise all
			rights and privileges under the policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the policy. Any reference to Owner in this prospectus includes any joint Owner.

Policy Anniversary	The same month and day in each succeeding year as
			the Policy Date.
Policy Date		The date the Policy is effective.  Policy years and
			anniversaries are measured from this date.

Policy Value		The sum of the value of policy assets in the Symetra
			Fixed Account and the Separate Account.
Portfolios		The variable investment options available under
			the policy.
Separate Account	Symetra Separate Account SL which is a segregated
			asset account established under Washington law.
Sub-account		A division of the Separate Account for which
			Accumulation Units are separately maintained.
			Each Sub-account invests exclusively in a particular Portfolio. Your policy generally refers to "Portfolios" when referring to Sub-accounts.

Symetra Fixed Account	The investment option in this policy that provides
			for guaranteed interest and is part of Symetra's
			General Account.

-------------------------------------------------------------------------------
                                BENEFIT SUMMARY
-------------------------------------------------------------------------------
You should refer to your policy for actual and complete terms of the policy.

-------------------------------------------------------------------------------
DEATH BENEFITS
-------------------------------------------------------------------------------
The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, ("Symetra Life", "we" and "us"). In the policy, we promise to pay a death benefit to the named beneficiary when the Insured dies. The amount of death benefit generally depends upon your Policy Value and any loans
you may take.   Although your policy cannot lapse unless a policy loan exceeds your Policy Value, your death benefit will go up and down depending on the value of your policy.

The policy is flexible because, when you apply for the policy, you set the amount and frequency of premiums subject to our minimum requirements. You also may transfer among investment options and, subject to our approval, increase the amount of additional planned premiums.

The policy can be used for insurance protection and estate planning, as well as other long term financial goals. You should consider the policy in conjunction with other insurance you own.
-------------------------------------------------------------------------------
INVESTMENT OPTION BENEFITS
-------------------------------------------------------------------------------
Currently, the Separate Account invests in 71 Sub-accounts, however, not all Sub-accounts may be available for all policies. The Sub-accounts along with the Symetra Fixed Account are collectively referred to as "investment options". You can have money in all available Sub-accounts and the Symetra Fixed Account under the policy at any one time. We reserve the right to add, combine, restrict or remove any Sub-account available as an option under your policy.
-------------------------------------------------------------------------------
ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------
Subject to certain restrictions, you can access the money in your policy in many ways.

Surrenders. At any time while the policy is in force and the Insured is alive, you may surrender your policy for the Net Cash Surrender Value. Surrenders will likely have tax consequences.

Withdrawal. After the first policy year, you can take money out of your policy through a withdrawal. There is no charge on withdrawals. However, withdrawals will decrease the death benefit and will likely have tax consequences.

Transfers. You can transfer money among any of the available Sub-accounts or between the Symetra Fixed Account and a Sub-account at any time while the policy is in force and the Insured is living. Transfers to and from the Symetra Fixed Account may be limited every policy year to 25% of the Policy Value and we reserve the right to impose other restrictions. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary.
See Section 3 - Transfers Among Sub-accounts and the Symetra Fixed Account for more information. There is a $25 charge for transfers that exceed 12 transfers per policy year. Your transfers may also be limited by Symetra Life's market timing and excessive trading policies and procedures.
Scheduled transfer options are also available through dollar cost averaging and Sub-account rebalancing and do not count against your 12 free transfers per policy year.
-------------------------------------------------------------------------------
LOAN BENEFITS
-------------------------------------------------------------------------------
You may take loans in any amount up to 100% of your Net Cash Surrender Value. The loan interest rate charged on loans under the policy is an annual effective rate of 5%. The annual effective interest rate credited on the amounts transferred from the Sub-accounts to the loaned portion of your policy to collateralize the loan is 5%.  This results in an annualized cost to you of 0% for loans.  Loans will likely have tax consequences.
-------------------------------------------------------------------------------
TAX BENEFITS
-------------------------------------------------------------------------------
We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code. In addition, your policy is designed so that it will most likely be treated as a modified endowment contract (MEC) under federal tax laws. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the Policy Value, and therefore should not be taxed on increases in the Policy Value until you take out a loan, make a withdrawal, or surrender the policy. In addition, transfers of Policy Value are not taxable transactions.

-------------------------------------------------------------------------------
                                  RISK SUMMARY
-------------------------------------------------------------------------------
You should refer to your policy for actual and complete terms of the policy.

-------------------------------------------------------------------------------
PREMIUM PAYMENT RISK
-------------------------------------------------------------------------------
On every Policy Anniversary, we will determine whether the total amount of premiums you have paid is less than 100% of the total planned premiums you set when we issued the policy.  If the amount is less than 100%, you will be granted an additional period of 62 calendar days to make additional premium payments. If we do not receive at least 80% of the total planned premiums, then future planned premiums will be limited.
-------------------------------------------------------------------------------
INVESTMENT RISK
-------------------------------------------------------------------------------
The policy is designed for long term financial planning. Accordingly, the policy is not suitable as a short-term investment.

If you invest in the available Sub-accounts under the policy, your policy will be subject to investment performance. Depending upon market conditions, you can make or lose money in any of these Sub-accounts. Your Policy Value and death benefit will go up or down as a result of investment performance. You may also allocate money to the Symetra Fixed Account, which credits guaranteed interest. You assume the risk that the interest rate on the Symetra Fixed Account may decrease, although it will never be less than an annual effective guaranteed interest rate of 3%.

The risks and benefits of each Portfolio are fully described in its prospectus which, if not accompanying this prospectus, is available at no charge upon request. Please refer to the prospectuses for the underlying Portfolios for a complete discussion including the investment risks. There is no assurance that any of the Portfolios will achieve its stated investment objective.
-------------------------------------------------------------------------------
WITHDRAWALS
-------------------------------------------------------------------------------
There are risks associated with taking withdrawals from your policy. Withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an affect on your Net Cash Surrender Value and the death benefit payable under your policy. They will also likely have tax consequences. Withdrawals also increase the risk that:
-	you will not accumulate enough Policy Value to meet your future
	financial needs; or

-	your beneficiary will receive less money.
-------------------------------------------------------------------------------
TAX RISKS
-------------------------------------------------------------------------------
In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a life insurance policy must satisfy certain requirements set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard rate class basis should generally be deemed a life insurance contract under federal tax law. There is less guidance, however, with respect to policies issued on a substandard basis, and it is not clear whether such policies will in all cases satisfy the applicable requirements.

In addition, your policy is designed so that it will most likely be treated as a modified endowment contract (MEC) under federal tax laws.  If your policy is treated as a MEC, withdrawals, full surrenders, and policy loans incur taxes. If you are under age 59 1/2, you may also incur a 10% tax penalty. We monitor the status of your policy and will advise you if your policy is a MEC or if a transaction will cause it to become a MEC.
-------------------------------------------------------------------------------
LOAN RISKS
-------------------------------------------------------------------------------
There are risks associated with policy loans. Loaned amounts do not participate in earnings from the Sub-accounts and may not receive higher interest rates that may be available in the Symetra Fixed Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any
outstanding loans plus any accrued interest.   Loans may also result in
policy lapse if the loan amount exceeds your Policy Value. Loans will also likely be treated as taxable distributions and may be subject to a 10% tax penalty. Please consult a tax advisor before borrowing money from your policy.
-------------------------------------------------------------------------------
POLICY LAPSE RISK
-------------------------------------------------------------------------------
Your Policy Value must exceed the amount you have in loans and loan interest or your policy will lapse.  If you do not have enough Policy Value to cover the loan and loan interest, you will be granted a grace period of 62 calendar
days  to pay the amount of the loans and loan interest due.   If we don't
receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits.
-------------------------------------------------------------------------------
INQUIRIES
-------------------------------------------------------------------------------

For general correspondence or payments please contact our Administrative Office at:
Symetra Life Insurance Company
PO Box 724027
Atlanta, GA 31139-1027
Telephone	1-888-737-3855
Facsimile 	1-770-690-1981

For overnight mail, please contact us at:
	Symetra Life Insurance Company
	6425 Powers Ferry Road, 3rd Floor
	Atlanta, GA 30339

Our Home Office is located at:
	777 108th Ave. NE, Suite 1200
	Bellevue, WA 98004

On the internet, please go to:
http:\\www.symetra.com

----------------------------------------------------------------------------------------------------------------------
					SYMETRA SEPARATE ACCOUNT SL
						FEE TABLE
-----------------------------------------------------------------------------------------------------------------------


The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying, owning, and surrendering  the policy. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.
-----------------------------------------------------------------------------------------------------------------------
					     TRANSACTION FEES
-----------------------------------------------------------------------------------------------------------------------
The Transactions Fee Table describes the fees and expenses that you will pay when you buy and own the policy.  There are no surrender charges in this policy.

	CHARGE			WHEN CHARGE IS DEDUCTED		   MAXIMUM AMOUNT 	CURRENT AMOUNT DEDUCTED
								     DEDUCTED
-----------------------------------------------------------------------------------------------------------------------

STATE PREMIUM TAXES(1)(2)	Upon payment of each premium		3.5% of each premium	3.5% of each premium

PREMIUM CHARGE			Upon payment of each premium		2.5% of each premium	1.25% of each premium

TRANSFER CHARGE			Assessed for each transfer in 		$25			$25
				excess of 12 transfers in a policy year
-----------------------------------------------------------------------------------------------------------------------
(1)	For this policy, "state premium taxes" are based on taxes charged by state and other governmental
	entities (e.g., municipalities) which are measured by or based upon the amount of premium
	received by Symetra Life.  In Oregon, this is called a premium based administrative charge.
	These state premium tax charges approximate the actual premium taxes we pay and range from 2.1% to 3.5%.
	The taxes charged on your premiums are based on your state of residence and are subject to change.

(2)	Under current federal income tax law, we are not taxed on the Separate Account's operations.  Thus,
	we do not deduct a charge from the Separate Account for federal income taxes.  We reserve the right to
	charge the Separate Account for any future federal income taxes we may incur.

-----------------------------------------------------------------------------------------------------------------------
			PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The Periodic Charges Table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio operating fees and expenses.

	CHARGE			WHEN CHARGE IS DEDUCTED			       AMOUNT DEDUCTED
								-------------------------------------------------------
								GUARANTEED CHARGE	CURRENT CHARGE
-----------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGE (1) (2)	Monthly(2)
-----------------------------------------------------------------------------------------------------------------------
Minimum Charge							Annual rate of $0.18 per Annual rate of $0.09
								$1,000 per net amount    per $1,000 per net amount
								of risk			 of risk
-----------------------------------------------------------------------------------------------------------------------
Maximum Charge	 						Annual rate of $350.32 	 Annual rate of $350.32 per
								per $1,000 per net 	 $1,000 per net amount of risk
								amount of risk
-----------------------------------------------------------------------------------------------------------------------
55 year old Male Standard 					Annual rate of $6.52 	 Annual rate of $3.50 per
Non-Nicotine User(2)(3)						per $1,000 per net 	 $1,000 per net amount of risk
								amount of risk
-----------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK		Monthly 		Annual rate of 0.75% 	 Annual rate of 0.75% of the
CHARGE(2)(4)							of the prior day's 	 prior day's ending Policy
								ending Policy Value	 Value
-----------------------------------------------------------------------------------------------------------------------
ADMINISTRATION CHARGE			Monthly			Monthly rate of .025% 	 Monthly rate of .025% of the
								of the month-end Policy  month-end Policy Value not to
								Value not to exceed 	 exceed $8.00 per month
								$8.00 per month
-----------------------------------------------------------------------------------------------------------------------
----------------------------------
(1)  	This charge is based on the Insured's gender, age and risk classification, the duration of the policy and
	the amount of insurance coverage.  The charges shown in this table may not be representative of the charges
	that a particular policy Owner will pay.  For more information on the cost of insurance charge that would
	apply to you, please contact your registered representative or us at our Administrative Office.

(2)  	The Cost of Insurance Charge and the Mortality and Expense Risk Charge are calculated daily and deducted
	monthly on your Monthly Anniversary.  At all times, the Net Cash Surrender Value reflects the daily
	calculation for these charges.  If you surrender your policy, we will deduct any Cost of Insurance
	Charges and Mortality and Expense Risk Charge accrued and owed to us.

(3)	The rates shown are for a 55 year old male standard non-nicotine user for the first policy year only.
	The rates will change each policy year thereafter to reflect the insured's attained age and risk class.
	For more information on the rate that would apply to you, please contact your registered representative or
	us at our Administrative Office.

(4)  	The Mortality and Expense Risk Charge declines after policy year 20 to an annual rate of 0.60% and after
	policy year 30 to an annual rate of 0.50%.






----------------------------------------------------------------------------------------------------------------------
						LOAN INTEREST RATE

----------------------------------------------------------------------------------------------------------------------
				WHEN CHARGE IS DEDUCTED		MAXIMUM RATE		CURRENT  RATE
----------------------------------------------------------------------------------------------------------------------
NET INTEREST CHARGED ON LOANS	On each Policy Anniversary 	0% of the loan 		0% of the loan amount
 				following the Loan Date (1)	amount (2)

(1)  Loan interest is accrued daily.  If you surrender your policy or take a partial withdrawal, we will deduct any loan interest accrued and owed to us.

(2)  We charge an interest rate of 5% on new and existing loans, but we also credit loaned amounts with a rate of 5%.  Because the loans are charged and credited the same amount, there is no cost to you for loans under this policy.

----------------------------------------------------------------------------------------------------------------------
                                        TOTAL ANNUAL PORTFOLIO EXPENSES
----------------------------------------------------------------------------------------------------------------------
The Total Annual Portfolio Expenses Table shows the lowest and highest total operating expenses deducted from
Portfolio assets (including management fees, distribution (12b-1) fees and other expenses) that you would have paid as of the end of the fiscal year December 31, 2006.  Actual expenses in the future may be higher.
More detail concerning each individual Portfolio company's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES		Lowest				Highest
-----------------------------------------------------------------------------------------------------------------------
Range of total annual portfolio operating 		0.14%				1.51%
expenses before any waivers or expense reimbursement

Range of total annual portfolio operating expenses 	0.14%				1.51%
after any waiver of expense reimbursement
-----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
1. THE POLICY
-------------------------------------------------------------------------------
The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, ("Symetra Life", "we" and "us"). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the Insured dies.

The policy is called "flexible" because, when you apply for the policy, you choose the amount and frequency of premiums, subject to our minimum premium requirements. We underwrite the planned premiums you apply for rather than a specific face amount.

The policy is called "variable" because you can choose among the available variable investment Sub-accounts in which you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you choose affects the value of your policy and will affect the value of your death benefit.

The policy also has a fixed account. Your money in the fixed account earns interest at a rate we set. The annual effective interest rate will never be less than 3%. The rate credited to premiums and other allocations to the Symetra Fixed Account are guaranteed for at least 12 months.

The policy benefits from tax deferral. While the Insured is living, you pay no tax on policy earnings unless you take money out of the policy. When the Insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

To purchase a policy, you must submit an application, including your requested planned premiums, and provide evidence of insurability satisfactory to us. Before approving an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium.
State Variations.   This prospectus generally describes applicable provisions
of the policy, and certain provisions of your policy may be different from the description in the prospectus. You should refer to your policy for specific variations since any such state variations will be included in your policy or in endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

OWNER
The Owner of the policy is as shown on the policy application unless changed. You, as Owner, may exercise all ownership rights under the policy.

The policy can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly.

Use care when naming joint Owners and beneficiaries and consult your agent or other adviser if you have questions.

INSURED
The Insured is the person whose life is covered under the policy. The Owner can be, but does not have to be, the same as the Insured.

BENEFICIARY
The beneficiary is the person or entity you choose to receive the death benefit when the Insured dies.

ASSIGNMENT
You may assign the policy. The assignment will become effective when we receive written notification at our Administrative Office. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. If your policy is a Modified Endowment Contract ("MEC"), an assignment will likely be taxable. See Section 6-Taxes for more information. An absolute assignment will be considered a change of ownership.
-------------------------------------------------------------------------------
2. PREMIUMS
-------------------------------------------------------------------------------
Premiums should be made payable to Symetra Life Insurance Company and must be made in a form acceptable to us. You may choose to pay premiums:

	-	By personal check drawn on U.S. funds;
	-	By cashier's check; or
	-	By wire transfer originating from a bank in the United States.

You may change the method of paying premiums at any time without charge.

We will not accept premium payments made in the following forms:
	-	Cash;
	-	Credit cards;
	-	Money orders or travelers checks;
	-	Third party checks; or
	-	Agency checks, unless drawn on a trust or fiduciary  account.

POLICY DATE
The effective date of insurance coverage ("Policy Date") is dependent upon the completion of all underwriting requirements, payment of the full initial premium, and delivery of the policy with the completion of delivery requirements, if any, while the Insured is still living. We measure the Policy Anniversaries and the Monthly Anniversaries from the Policy Date. The Policy Date is shown in the Policy. If you have the policy but have not paid the initial premium, you have no insurance coverage. We do not issue temporary insurance coverage.

PLANNED PREMIUMS
When you apply for the policy, you request the amount and frequency of premium payments you plan to make each policy year. We refer to these as "planned
premiums".  Your initial premium must be at least $25,000.   Approval of your
premium plan is subject to our underwriting requirements.

After you pay the initial premium, you may make future premium payments according to the premium plan you chose and that is shown in your policy. Future premium payments do not have to be level and do not have to be made every policy year. When you apply for the policy, you may set future premium payments that are higher or lower than your initial premium payment to meet your needs. We will send you quarterly notices showing you premium payments you have made in a given policy year and what your planned premium payments for that policy year are. You can choose to make each policy year's planned premium in a lump sum or in installments. However, after the policy is issued, you may not pay us more than your planned premiums. Excess premium will be returned to you.

Every Policy Anniversary, we calculate the amount of premium payments you have made to the policy and compare that amount to the planned premiums. If our calculation shows that you have paid less than 100% of the planned premiums, then we will provide you written notice of the premium deficit. If you do not meet your premium plan, the amount you can invest into your Policy will be permanently reduced. Therefore, your Policy Value will also be reduced resulting in a lower death benefit.

Extended Premium Acceptance Period. We will allow you a 62-day period from the end of the policy year to pay the premium deficit for that policy year. We call this the "extended premium acceptance period". If you pay any premium during the extended premium acceptance period, we will apply such premium to the policy year just ended to the extent necessary to make up the premium
deficit.   Any excess premium will be applied to the current policy year unless you tell us otherwise. If you have a loan on your policy, any payments will be first applied to the loan and loan interest unless you tell us otherwise. Any remaining amount will then be applied to the premium deficit.

If a premium deficit remains unpaid after the extended premium acceptance period and the sum of the total premiums paid is less than 80% of the total planned premium, then future annual premiums will be revised and a new premium plan will be issued. Under the new premium plan, you will be limited to the lesser of:

	-	the planned annual premium for each subsequent  policy
		year, and
	-	the annual premium paid in the policy year in which the
		total premiums paid fell below 80% of the total planned premium.

You are allowed only one revised premium plan under the policy. If you fail to pay at least 80% of the revised planned premiums, we will not accept any further payments to your policy.


________________________________________

The following Example shows how a premium deficit can affect your policy:

In this example, premiums paid in policy years 2 and 3 do not meet the premium plan. This causes the cumulative percentage to fall below 80% following policy year 3. As a result, the premiums in future years are limited to the amount of the last premium paid and a new revised premium plan is issued.
In policy years 6 and 7, the premiums paid do not meet the revised premium plan causing the cumulative revised percentage to fall below 80% following policy year 7. Because 80% of the cumulative revised premium plan remains unpaid at the end of policy year 7, we no longer accept any further payments to the policy.


		The following Example shows how a premium deficit can affect your policy:

In this example, premiums paid in policy years 2 and 3 do not meet the premium plan.  This causes the cumulative percentage to fall below 80% following policy year 3.  As a result, the premiums in future years are limited to the amount of the last premium paid and a new revised premium plan is issued.  In policy years 6 and 7, the premiums paid do not meet the revised premium plan causing the cumulative revised percentage to fall below 80% following policy year 7.  Because 80% of the cumulative revised premium plan remains unpaid at the end of policy year 7, we no longer accept any further payments to the policy.

		Original			Cumulative		  Revised	   Cumulative Revised
						  		  (2)	   	                   	   (2)
Policy 	Premium 	Premium 	Premium 	Premium  divided PremiumPremium Premium Premium	  divided
Year	Plan		Paid		Plan (1)	Paid (2) by (1)	 Plan	Paid	Plan (1) Paid(2)  by (1)
-----------------------------------------------------------------------------------------------------------------------
1	250,000		250,000		250,000		250,000	  100%
2	100,000		40,000		350,000		290,000  82.9%
3	100,000		60,000		450,000		350,000	 77.8%
4	75,000								60,000	60,000	60,000	60,000	  100%
5	50,000								50,000	50,000	110,000	110,000	  100%
6	25,000								25,000	10,000	135,000	120,000	  88.9%
7	50,000								50,000	15,000	185,000	135,000	  73.0%
8	100,000								60,000		245,000
9	100,000								60,000		305,000
10	150,000								60,000		365,000



Premiums Made by 1035 Exchange: In the first policy year, you may make a "1035 exchange" into this policy to meet your premium plan. Premiums made by 1035 exchange will be accepted under the following conditions:

-	If the exchange is equal to or no more than 105% of the planned premium
	by section 1035 exchange amount, it will be accepted in its entirety.
	A revised premium plan will be provided to you reflecting any increase due to the 1035 exchange.

-	If the exchange is more than 105% of the planned premium by section 1035
	exchange amount, we will contact you for further instructions. We will examine the risks involved in accepting the 1035 exchange and either issue a new premium plan subject to underwriting, or reject the 1035 exchange in its entirety.

-	If the section 1035 exchange is less than the planned amount, it will
	be accepted in its entirety and treated like any other premium.

You should carefully consider whether to make a 1035 exchange into this policy. If the policy's cash value that you are exchanging fluctuates in value, we may receive less to apply to this policy than you anticipated. This means you may need to provide us additional premium from other sources in order to meet your premium plan under this policy. If we receive more than 105% of the planned premium and we are unable to accept the additional amount, we will attempt to return the 1035 exchange to your previous carrier. In this case or in the event you decide not to accept the policy, your previous life insurer may be unwilling to reinstate your previous policy. You may lose insurance coverage and the other benefits available to you from your previous insurance carrier. You may also be subject to tax on the investment gain on your previous policy and possibly tax penalties.

Before you agree to exchange your existing coverage for this policy, you should carefully review this decision with your registered representative and your tax advisor.

As with payment of your initial premium, you may choose to make planned premiums directly to us or through a wire transfer. You may change the method of paying premiums at any time without charge.

Payments made by check and sent directly to our Administrative Office. Premium payments made by check and received with all the information we need to process it at our Administrative Office are credited to your policy on the same day as received by us. However, if your check is received without the necessary information we need to process it, or at any address other than the Administrative Office, processing delays will occur as we attempt to contact you to get the necessary information.

Payments made by Wire Transfer. Premium payments may be made by wire transfers under this policy. You must provide accurate wiring instructions to the wiring bank which must include your Symetra Complete Advisor policy number, the name in which the policy is issued and other information we may require. Prior to placing a wire transfer, please contact us at our Administrative Office for more information and to obtain wire transfer instructions.

ALLOCATION OF PREMIUM AND POLICY VALUE
You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%.

We deduct the state premium tax charge and premium charge from your premium prior to allocating your premium to your policy. We call the applied premium your "net premium".

Subsequent payments will be allocated to the Sub-accounts and/or Symetra Fixed Account, according to the allocation instructions we have at that time. You may change your premium allocations at any time.

Any amounts allocated to the Symetra Fixed Account and the Sub-accounts are effective and valued as of the next close of regular trading at the New York Stock Exchange ("NYSE"). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, your allocations will be valued as of the close of the NYSE on its next regular Business Day.

The Policy Value is equal to the sum of the amount you have in the available Sub-accounts and the Symetra Fixed Account under the policy at any one time. On your Monthly Anniversary, the Policy Value will be reduced by the monthly deductions and the administration charge. See Section 4: Charges and Expenses for more information. The value of your policy can change daily depending upon market conditions.

The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loan or loan interest and accrued daily deductions for the Cost of Insurance Charge and the Mortality and Expense Risk Charge for the current month.

ACCUMULATION UNITS
The value of the variable portion invested in the Separate Account of your policy will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of the value of the variable Sub-accounts, we use a unit of measure called an accumulation unit which works like a share of a mutual fund.

We calculate the value of an accumulation unit for each Sub-account after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day's accumulation unit value and multiply it by the net investment factor for the current day.

The net investment factor is used to measure the daily change in accumulation unit value for each Sub-account. The net investment factor equals:

-	the net asset value per share of a Sub-account at the end of the
	current day plus the per share amount of any dividend or income distributions made by the Sub-account that day; divided by

-	the net asset value per share of a Sub-account at the end of the prior
	day plus the per share amount of any dividend or income distributions made by the Sub-account that day.

The value of an accumulation unit may go up or down from day to day.
When you make net premium payments (including loan repayments) or transfers into a Sub-account, we credit your policy with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a Sub-account, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the net premium payment, transfer or withdrawal (less applicable charges) and dividing it by the value of an accumulation unit on the date the transaction occurs.

	Example: Assume that on Monday, we receive a $1,000 net premium payment (after applicable state tax and premium charges are deducted) from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth & Income Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Fidelity VIP Growth & Income Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your policy on Monday night with
	29.31 accumulation units for the  Fidelity VIP Growth & Income
	Portfolio.

POLICY LAPSE
Your policy will lapse only if your total loan and loan interest due would exceed the Policy Value. We will allow you a grace period to pay the amount of the loans and loan interest due and provide you and any assignee of record written notice of how much money you need to send us to keep your policy in
force.    This grace period will expire 62 calendar days from the date written notice is sent to you that states your total loans and loan interest exceeds the Policy Value.

If we don't receive this amount before the end of the grace period, all coverageunder the policy will terminate and you will receive no benefits. If your policy ends without value ("lapses"), we will send written notice to you and any assignee of record. If the Insured dies during the grace period, we will pay the death benefit to the beneficiary less any outstanding loans, accrued loan interest or charges.

REINSTATEMENT
If your policy lapses, you have three years from the lapse date and while the Insured is living to request reinstatement of your policy. The lapse date is the date written notice is sent to you informing you that you need to send us payment in order to keep your policy in force. This is also the first day of the grace period. Reinstatement allows you to keep your original Policy Anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

-	provide us satisfactory evidence of insurability; and
-	pay the amount of premium required so that the total premiums paid
	since the Policy Date is equal to at least 80% but no more than 100% of the cumulative premium plan in effect on the lapse date.

Coverage will be reinstated effective the date we approve your reinstatement application and a new premium plan will be issued.

You may not reinstate a policy that you surrendered for Policy Value.

RIGHT TO EXAMINE
You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us or your Symetra Life registered representative within the period stated on the cover page of your policy.
This period will be at least 10 calendar days (longer in some states) from the date the policy is delivered. You will receive your Policy Value or a return of premium, depending on state requirements. Policy Value may be more or less than your premium. If we are required by state law to refund the total premiums paid, we will hold any premium received for your policy in the Fidelity VIP Money Market Portfolio until the "Right to Examine" period is ended.

-------------------------------------------------------------------------------
                            3. INVESTMENT OPTIONS
-------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
The following Portfolios are currently offered to policy Owners through the divisions (or "Sub-accounts") of the Separate Account. Each Sub-account invests exclusively in a particular Portfolio. The Portfolios are not offered directly to the public, but are available to life insurance companies as options for variable life insurance policies and variable annuity contracts. Symetra Life is not recommending a particular Portfolio or offering investment advice.

The name, investment objective and investment adviser of the Portfolios offered under this policy are listed below. There is no assurance that any of the Portfolios will achieve their stated objective. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by calling us at 1-800-796-3872. You can have money in all available Sub-accounts and the Symetra Fixed Account at any one time. Not all Portfolios listed below may be available for all policies. You
should read the prospectuses carefully before investing.    The Portfolio
information below was provided by the Portfolios. We have not independently verified the accuracy of the information.



	PORTFOLIO NAME				INVESTMENT OBJECTIVE			INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund		The Fund's investment objective is 		A I M Advisors, Inc.
					long-term growth of capital.
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund 	The Fund's investment objective is  		A I M Advisors, Inc.
					growth of capital.
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund 	The Fund's investment objective is 		A I M Advisors, Inc.
					long-term growth of capital.
----------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund 	The Fund's investment objective is 		A I M Advisors, Inc.
 					to provide long-term growth of capital.
----------------------------------------------------------------------------------------------------------------------
AIM Small Cap Equity Fund		The Fund's investment objective is long-	A I M Advisors, Inc.
					term growth of capital.
----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,
Inc.
----------------------------------------------------------------------------------------------------------------------
American Century Investments 		The fund seeks long-term capital growth 	American Century Investment
VP Balanced Fund  			and current income.  VP Balanced invests 	 Management, Inc.
					approximately 60% of its assets in equity
					securities and the remainder in bonds and
					other fixed income securities.  Fund shares
					are not guaranteed by the U.S. government.
					Generally as interest rates rise, bond
					prices fall.
----------------------------------------------------------------------------------------------------------------------

	PORTFOLIO NAME				INVESTMENT OBJECTIVE			INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------

American Century Investments  	        This fund seeks protection against U.S.inflation American Century Investment
VP Inflation Protection Fund		through a long term total return strategy.   	 Management, Inc.
					VP Inflation Protection Fund invests
					substantially all of its assets in investment-
					grade debt securities.  To help protect against
					U.S. inflation, under normal conditions the
					fund will invest over 50% of its assets in
					inflation-adjusted debt securities.
					Fund shares are not guaranteed by the U.S.
					government.  Generally, as interest rates rise,
					bond prices fall.  The prospectus contains
					very important information about the
					characteristics of the underlying security and
					potential tax implications of owning this fund.

----------------------------------------------------------------------------------------------------------------------
American Century Investments 		The fund seeks capital growth.  The fund 	American Century Global
VP International Fund			seeks its investment objective by investing	Investment Management, Inc.
					primarily in securities of companies located
					in at least three developed countries (excluding
					the United States).  International investing
					involves special risks, such as political
					instability and currency fluctuations.
----------------------------------------------------------------------------------------------------------------------
American Century Investments   		This fund seeks long-term capital growth. Income American Century Investment
VP Large Company Value Fund		is a secondary objective.   The fund seeks its 	 Management, Inc.
					objective by selecting companies whose stock
					price may not reflect the companies' value.
					The managers attempt to purchase the stocks of
					these undervalued companies and hold them until
					their stock price has increased to, or is higher
					than, a level the managers believe more
					accurately reflects the fair value of the company.
-----------------------------------------------------------------------------------------------------------------------
American Century Investments VP  	The fund seeks long-term capital growth.  The 	American Century Investment
Ultra[registered trademark		fund looks for stocks of larger-sized companies Management, Inc.
symbol]Fund			        that the portfolio managers believe will increase
					in value over time, using an investment strategy
					developed by American Century.
----------------------------------------------------------------------------------------------------------------------
American Century Investments 		This fund seeks long-term capital growth. 	American Century Investment
VP Value Fund				Income is a secondary objective.  The fund 	Management, Inc.
					seeks its objective by selecting companies
					whose stock price may not reflect the companies'
					value. The managers attempt to purchase the
					stocks of these undervalued companies and
					hold them until their stock price has
					increased to, or is higher than, a level
					the managers believe more accurately reflects
					the fair value of the company.
----------------------------------------------------------------------------------------------------------------------

	PORTFOLIO NAME				INVESTMENT OBJECTIVE			INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------

The Dreyfus Socially Responsible Growth Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible	The fund seeks to provide capital growth, with 	The Dreyfus Corporation
Fund, Inc.				current income as a secondary goal. To pursue
					these goals, the fund, under normal circumstances,
					invests at least 80% of its assets in the common
					stocks of companies that, in the opinion of the
					fund's management, meet traditional investment
					standards and conduct their business in a manner
					that contributes to the enhancement of the
					quality of life in America.
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios ("Dreyfus IP")
-----------------------------------------------------------------------------------------------------------------------
Dreyfun IP- Technology Growth Porfolio 	The portfolio seeks capital appreciation. To 	The Dreyfus Corporation
					pursue this goal, the portfolio normally invests
					at least 80% of its assets in the stocks of
					growth companies of any size that Dreyfus believes
					to be leading producers or beneficiaries of
					technological innovation.

----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund ("Dreyfus VIF")
----------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value VIF	The portfolio seeks long-term capital growth.	The Dreyfus Corporation
Portfolio				To pursue this goal, the portfolio normally
					invests at least 80% of its assets in stocks.
					The portfolio ordinarily invests most of its
					assets in securities of foreign companies
					which Dreyfus considers to be value companies.
----------------------------------------------------------------------------------------------------------------------
Fidelity[registered trademark symbol] Variable Insurance Products
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP 				Fidelity VIP Contrafund[registered trademark   	FMR
Contrafund[registered trademark 	symbol] Portfolio seeks long-term capital
symbol] Portfolio			appreciation.
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio seeks 	FMR
					reasonable income.  The fund will also consider
					the potential for capital appreciation. The
					fund's goal is to achieve a yield which exceeds
					the composite yield on the securities comprising
					the Standard & Poor's 500SM Index (S&P 500[registered
					trademark symbol]).
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio 	Fidelity VIP Growth & Income Portfolio seeks 	FMR
					high total return through a combination of
					current income and capital appreciation.
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio	Fidelity VIP High Income Portfolio seeks a	FMR
					high level of current income, while also
					considering growth of capital.
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond	Fidelity VIP Investment Grade Bond portfolio	FMR
Portfolio				seeks as high a level of current income as is
					consistent with the preservation of capital.
----------------------------------------------------------------------------------------------------------------------

	PORTFOLIO NAME				INVESTMENT OBJECTIVE			INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio		Fidelity  VIP Mid Cap Portfolio seeks long-term FMR
					growth of capital.
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio	Fidelity VIP Money Market Portfolio seeks as 	FMR
					high a level of current income as is consistent
					with preservation of capital and liquidity.
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio		Fidelity VIP Overseas portfolio seeks long-	FMR
					term growth of capital.
----------------------------------------------------------------------------------------------------------------------
Financial Investors Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------

Ibbotson Aggressive Growth ETF  	The Portfolio seeks to provide investors 	ALPS Advisers, Inc.
Asset Allocation Portfolio		with capital appreciation.			Sub-Advised by Ibbotson
											Associates, Inc.
----------------------------------------------------------------------------------------------------------------------
Ibbotson Balanced ETF Asset Allocation 	The Portfolio seeks to provide investors 	ALPS Advisers, Inc.
Portfolio				with capital appreciation and some current 	Sub-Advised by Ibbotson
					income.  					Associates, Inc.

----------------------------------------------------------------------------------------------------------------------
Ibbotson Conservative ETF Asset  	The Portfolio seeks to provide investors 	ALPS Advisers, Inc.
Allocation Portfolio			with current income and preservation of 	Sub-Advised by Ibbotson
					capital.					Associates, Inc.

----------------------------------------------------------------------------------------------------------------------
Ibbotson Growth ETF Asset Allocation  	The Portfolio seeks to provide investors 	ALPS Advisers, Inc.
Portfolio				with capital appreciation.			Sub-Advised by Ibbotson
  											Associates, Inc.
----------------------------------------------------------------------------------------------------------------------
Ibbotson Income and Growth ETF Asset 	The Portfolio seeks to provide investors 	ALPS Advisers, Inc.
					with current income and capital appreciation. 	Sub-Advised by Ibbotson
 											Associates, Inc.
----------------------------------------------------------------------------------------------------------------------
The Ibbotson Portfolios listed above are "Fund-of-Funds" and seek to achieve their investment objectives by investing primarily in portfolios of underlying exchange-traded funds (each, an "Underlying ETF" and collectively, the "Underlying ETFs"). These Underlying ETFs, in turn, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in an attempt to approximate the investment
performance of the applicable benchmark.   Fund-of-Funds have higher expenses compared to other Portfolios and therefore may be more expensive to Policy Owners.
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities 	Seeks capital appreciation. The Fund normally 	Franklin Advisers, Inc.
Fund					invests predominantly in equity securities
					of companies across the entire market
					capitalization spectrum that the manager believes
					have the potential for capital appreciation.
----------------------------------------------------------------------------------------------------------------------

	PORTFOLIO NAME				INVESTMENT OBJECTIVE			INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund 	Seeks to maximize income while maintaining 	Franklin Advisers, Inc.
					prospects for capital appreciation. The Fund
					normally may invest in both debt and equity
					securities, including corporate, foreign and
					U.S. Treasury bonds as well as stocks with
					dividend yields the manager believes are
					attractive.

----------------------------------------------------------------------------------------------------------------------

Franklin Small Cap Value Securities 	Seeks long-term total return. The Fund normally	Franklin Advisory Services,
Fund					invests at least 80% of its net assets in 	 LLC
					investments of small capitalization companies,
					and normally invests predominantly in equity
					securities. Thee Fund invests mainly in equity
					securities of companies that the manager
					believes are undervalued.
---------------------------------------------------------------------------------------------------------------------

Franklin Small-Mid Cap Growth 		Seeks long-term capital growth. The Fund normally Franklin Advisers, Inc.
Securities Fund				invests at least 80% of its net assets in
					investments of small capitalization (small cap)
					and mid capitalization (mid cap) companies.
--------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund 		Seeks income.  The Fund normally invests at 	Franklin Advisers, Inc.
					least 80% of its net assets in U.S. government
					securities, and normally invests primarily fixed
					and variable rate mortgage-backed securities,
					a substantial portion of which is Ginnie Maes.
--------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon 2010 Fund		Seeks as high an investment return as is 	Franklin Advisers, Inc.
					consistent with capital preservation.
					The Fund normally invests at least 80% of its
					net assets in zero coupon debt securities and
					normally invests primarily to predominantly
					in U.S. Treasury issued stripped securities
					and stripped securities issued by the U.S.
					government, or its agencies and authorities
--------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund  		Seeks capital appreciation, with income as a 	Franklin Mutual Advisers,
					secondary goal. The Fund normally invests mainly  LLC
					in U.S. equity securities that the manager
					believes are undervalued.  The Fund normally
					invests primarily in undervalued stocks and to a
					lesser extent in  risk arbitrage securities and
					distressed companies.
--------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Seeks long-term capital appreciation. The Fund 	Templeton Asset Management
Fund					normally invests at least 80% of its net assets Ltd.
					in emerging market investments, and invests
					primarily to predominantly in equity securities.
--------------------------------------------------------------------------------------------------------------------

	PORTFOLIO NAME				INVESTMENT OBJECTIVE			INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund Seeks high current income, consistent with 	Franklin Advisers, Inc.
					preservation of capital, with capital appreciation
					as a secondary consideration. The Fund normally
					invests mainly in debt securities of governments
					and their political subdivisions and agencies,
					supranational organizations and companies
					located anywhere in the world, including
					emerging markets.
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund 	Seeks long-term capital growth.  The Fund	Templeton Global Advisors
					normally invests primarily in equity securities Limited Under an agreement
					of companies located anywhere in the world, 	with manager, Templeton Asset
					including those in the U.S. and in emerging 	Management Ltd. Acts as
					markets.					sub-advisor.
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond     	The Portfolio seeks to maximize total return    JPMorgan Investment
Portfolio				by investing primarily in a diversified 	Advisors Inc.
					portfolio of intermediate- and long-term
					debt securities.
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Governmental	The Portfolio seeks a high level of current 	JPMorgan Investment
Bond Portfolio				income with liquidity and safety of principal.	Advisors Inc.
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid	The Portfolio seeks long-term capital growth 	JPMorgan Investment
Mid Cap Portfolio			by investing primarily in equity securities 	Advisors Inc.
					of companies with intermediate
					capitalizations.
----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------------------------------
JPMorgan Series Trust II Bond		The Portfolio seeks to provide high total 	JPMorgan Investment
Portfolio				return consistent with moderate risk of 	Management Inc.
					capital and maintenance of liquidity.
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
PIMCO All Asset Portfolio 		Seeks maximum real return consistent with 	Pacific Investment Management
					preservation of real capital and prudent 	Company LLC (PIMCO)
					investment management.
----------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn Strategy 	Seeks maximum real return consistent with 	Pacific Investment Management
Portfolio				prudent investment management.  The Portfolio 	Company LLC (PIMCO)
					seeks to achieve its investment objective
					by investing under normal circumstances in
					commodity-linked derivative instruments backed
					by a portfolio of inflation-indexed securities
					and other Fixed Income Instruments.
----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio		Seeks maximum total return, consistent with	Pacific Investment Management
					preservation of capital and prudent investment	Company LLC (PIMCO)
					management.

----------------------------------------------------------------------------------------------------------------------

	PORTFOLIO NAME				INVESTMENT OBJECTIVE			INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
----------------------------------------------------------------------------------------------------------------------
Pioneer Emerging Markets VCT Portfolio Long-term growth of capital.			Pioneer Investment Management,
											Inc.
----------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio 	Current income and long-term growth of 		Pioneer Investment Management,
					capital from a portfolio consisting primarily 	Inc.
					of income producing equity securities of
					U.S. corporations.
----------------------------------------------------------------------------------------------------------------------
Pioneer High Yield VCT Portfolio 	Maximize total return through a combination 	Pioneer Investment Management,
					of income and capital appreciation.		Inc.
----------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio	Seeks capital appreciation by investing in a	Pioneer Investment Management,
					diversified portfolio of securities consisting	Inc.
					primarily of common stocks.
----------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate  VCT Portfolio 	Long-term growth of capital.  Current income 	Pioneer Investment Management,
					is secondary objective. 			Inc.
----------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value VCT Portfolio 	Capital growth by investing in a diversified 	Pioneer Investment Management,
					portfolio of securities consisting primarily 	Inc.
					of common stocks.
----------------------------------------------------------------------------------------------------------------------
Pioneer Strategic Income VCT Portfolio 	A high level of current income.			Pioneer Investment Management,
											Inc.
----------------------------------------------------------------------------------------------------------------------
Summit Mutual Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
Summit Balanced Index Portfolio 	The Balanced Index Portfolio seeks investment   Summit Investment Partners,
					results, with respect to approximately 60% of 	Inc.
					its assets, that correspond to the total return
					performance of U.S. common stocks, as
					represented by the S&P 500 Index and, with
					respect to approximately 40% of its assets,
					that correspond to the total return performance
					of investment grade bonds, as represented by
					the Lehman Brothers Aggregate Bond Index.
----------------------------------------------------------------------------------------------------------------------
Summit EAFE International Index 	The EAFE International Index Portfolio seeks 	Summit Investment Partners,
Portfolio				investment results that correspond to the total Inc.
					return performance of common stocks as
					represented by the Morgan Stanley Capital
					International EAFE Index. The EAFE Index
					emphasizes the stocks of companies in major
					markets in Europe, Australasia, and the
					Far East.


----------------------------------------------------------------------------------------------------------------------
Summit Lehman Aggregate Bond Index 	The Lehman Aggregate Bond Index Portfolio seeks Summit Investment Partners,
Portfolio				investment results that correspond to the 	 Inc.
					total return performance of the bond market,
					as represented by the Lehman Brothers
					Aggregate Bond Index.
----------------------------------------------------------------------------------------------------------------------

	PORTFOLIO NAME				INVESTMENT OBJECTIVE			INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------

Summit Nasdaq - 100 Index Portfolio	The Nasdaq-100 Index Portfolio seeks 		Summit Investment Partners,
					investment results that correspond to the 	 Inc.
					investment performance of U.S. common stocks,
					as represented by the Nasdaq-100 Index.

----------------------------------------------------------------------------------------------------------------------
Summit Russell 2000 Small Cap Index 	The Russell 2000 Small Cap Index Portfolio 	Summit Investment Partners,
Portfolio				seeks investment results that correspond to 	Inc.
					the investment performance of U.S. common
					stocks, as represented by the Russell 2000
					Index.
----------------------------------------------------------------------------------------------------------------------
Summit S&P 500 Index Portfolio 		The S&P 500 Index Portfolio seeks investment 	Summit Investment Partners,
					results that correspond to the total return 	Inc.
					performance of U.S. common stocks, as
					represented by the S&P 500 Index.

----------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio	The S&P MidCap 400 Index Portfolio seeks 	Summit Investment Partners,
					investment results that correspond to the 	Inc.
					total return performance of U.S. common stocks,
					as represented by the S&P MidCap 400 Index.
----------------------------------------------------------------------------------------------------------------------
Vanguard Variable Insurance Fund Portfolios
----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - Balanced Portfolio	The Balanced Portfolio seeks to provide 	Vanguard Group, Inc.
					long-term capital appreciation and reasonable
					current income.
----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - Capital Growth Portfolio	The Capital Growth Portfolio seeks to 		Vanguard Group, Inc.
					provide long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - Diversified Value 	The Diversified Value Portfolio seeks 		Vanguard Group, Inc.
Portfolio				to provide long-term capital appreciation
					and income.
----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - Equity Income Portfolio 	The Equity Income Portfolio seeks to provide 	Vanguard Group, Inc.
					an above-average level of current income and
					reasonable long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - Equity Index Portfolio 	The Equity Index Portfolio seeks to track	Vanguard Group, Inc.
					the performance of a benchmark index that
					measures the investment return of
					large-capitalization stocks.
----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - High Yield Bond PortfolioThe High Yield Bond Portfolio seeks to 		Vanguard Group, Inc.
					provide a high level of current income.
----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - International Portfolio	The International Portfolio seeks to 		Vanguard Group, Inc.
					provide long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------

	PORTFOLIO NAME				INVESTMENT OBJECTIVE			INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - Mid-Cap Index Portfolio	The Mid-Cap Index Portfolio seeks to track 	Vanguard Group, Inc.
					the performance of a benchmark index that
					measures the investment return of
					mid-capitalization stocks.

----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - REIT Index Portfolio	The REIT Index Portfolio seeks to provide 	Vanguard Group, Inc.
					a high level of income and moderate long-
					term capital appreciation by tracking the
					performance of a benchmark index that
					measures the performance of publicly
					traded equity REITs.
----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - Short Term Investment 	The Short-Term Investment-Grade Portfolio 	Vanguard Group, Inc.
Grade Portfolio				seeks to provide current income while
					maintaining limited price volatility.

----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - Small Company Growth 	The Small Company Growth Portfolio seeks 	Vanguard Group, Inc.
 Portfolio				to provide long-term capital appreciation.

----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - Total Bond Market   	The Total Bond Market Index Portfolio 		Vanguard Group, Inc.
Index Portfolio				seeks to track the performance of a broad,
					market-weighted bond index.

----------------------------------------------------------------------------------------------------------------------
Vanguard VIF - Total Stock Market  	The Total Stock Market Index Portfolio 		Vanguard Group, Inc.
Index Portfolio				seeks to track the performance of a
					benchmark index that measures the investment
					return of the overall stock market.  The
					Total Stock Market Index Portfolio is a "fund of
					funds," which means that it achieves its
					objective by investing in two
					other mutual funds rather than in individual
					securities. Fund-of-Funds have higher expenses
					compared to other Portfolios and therefore
					may be more expensive to policy Owners.


----------------------------------------------------------------------------------------------------------------------

CLASS II SHARES OF THE FOLLOWING PORTFOLIOS WERE AVAILABLE TO POLICY OWNERS PRIOR TO DECEMBER 20, 2007:

-	AIM V.I. Basic Value Fund (Series II shares)
-	AIM V.I. Capital Appreciation Fund (Series II shares)
-	AIM V.I. Capital Development Fund (Series II shares)
-	AIM V.I. International Growth Fund (Series II shares)
-	AIM V.I. Small Cap Equity Fund (Series II shares)
-	American Century Investments VP Inflation Protection Class II Fund
-	American Century Investments VP Large Company Value Class II Fund
-	American Century Investments VP Ultra[registered trademark symbol]
	 Class II Fund
-	Dreyfus Stock Index Fund, Inc. - Service Shares
-	Fidelity VIP High Income Portfolio - Service Class 2
-	Fidelity VIP Mid Cap Portfolio - Service Class 2
-	Franklin Income Securities Fund - Class 2
-	Franklin Small Cap Value Securities Fund - Class 2
-	Franklin Small-Mid Cap Growth Securities Fund - Class 2
-	Franklin U.S. Government Fund - Class 2
-	Mutual Shares Securities Fund - Class 2
-	Templeton Developing Markets Securities Fund - Class 2
-	Templeton Global Income Securities Fund - Class 2
-	Templeton Growth Securities Fund - Class 2
-	PIMCO All Asset Portfolio - Advisor Class Shares
-	PIMCO Total Return Portfolio - Advisor Class Shares
-	Pioneer Emerging Markets VCT Portfolio - Class II Shares
-	Pioneer Equity Income VCT Portfolio - Class II Shares
-	Pioneer High Yield VCT Portfolio - Class II Shares
-	Pioneer Real Estate VCT Portfolio - Class II Shares
-	Pioneer Small Cap Value VCT Portfolio - Class II Shares
-	Pioneer Strategic Income VCT Portfolio - Class II Shares

 On December 20, 2007, Symetra Life replaced the Class II versions of these Portfolios with the Class I versions. The Class I version does not have a 12b-1/service fee but otherwise provides the same investment objective and other disclosed fees as the Class II version. This means that only Class I shares of these Portfolios are available for premium allocations and transfers under your policy. Any premium payments or transfers designated for investment in the Class II versions of the Portfolios are automatically invested in Class I shares. Any allocations previously made that were invested in the Class II shares of the Portfolios will be invested into the Class I shares of the Portfolios. All such allocation changes will be completed for affected policy owners on or before December 20, 2007.



In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable life insurance policies and variable annuity contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same Portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable life insurance and variable annuity contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the Portfolios that accompany this prospectus or that are available upon request.

The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There is no assurance, and we do not represent that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and adviser or manager.

COMPENSATION WE RECEIVE FROM PORTFOLIOS
We have agreements with each of the Portfolio advisers or their affiliates that describe the administrative practices and responsibilities of the parties. We may receive compensation from some or all of the Portfolios or their investment advisers, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the policy. We also receive this compensation for providing services to Policy Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depends on how much we have invested in the applicable Portfolio. The compensation amount is typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the maximum percentage rate we receive for any Portfolio offered under this policy is 0.30%. Some advisers may pay us less; some do not pay us any such compensation.

The compensation is not reflected in the expenses that are disclosed by the Portfolios in the fee tables in their prospectuses because this compensation is not paid out of the Portfolios' assets. However, these payments may be made by the advisor out of fees the advisor deducts from fund assets. You will bear the costs of these fees through your investment in the Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Administrative Office.

In addition, some of the Portfolios may make payments to us or our affiliates pursuant to a distribution and/or servicing plan adopted by the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fees are for distribution related services that we perform on behalf of the Portfolios. Such distribution service or "12b-1" fee is disclosed in the prospectus for each Portfolio and is paid directly out of Portfolio assets. Currently, the maximum percentage rate we receive for any Portfolio is 0.25%. Some advisers may pay us less; most do not pay us any such compensation.

The compensation that we receive may be significant and we may profit from this compensation. When determining which Portfolios to offer in our variable contracts, we consider the Portfolios' name recognition, investment objective, performance, and reputation. We also consider the amount of compensation that we receive from the Portfolios, their advisers, or their distributors.

CHANGES TO THE INVESTMENT OPTIONS
We reserve the right to add, combine, restrict, or remove any Sub-account as an investment option under your policy. If any shares of the Sub-accounts are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another Sub-account. New or substitute Sub-accounts may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close Sub-accounts to allocations of new premium payments by existing or new policy Owners and we reserve the right to do so at any time and in our discretion. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS
Symetra Life is the legal Owner of the Portfolios' shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The Portfolio shares are voted in accordance with the instructions we receive from you. We vote Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of policyholders may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the Symetra Fixed Account.

DISREGARD OF VOTING INSTRUCTIONS
Symetra Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause any Portfolio to make (or refrain from making) investments which would result in changes in the sub classification or investment objectives of the Portfolio. Symetra
 Life may also disapprove changes in the investment policy initiated by the Owners or trustees of the Portfolios. Symetra Life will disapprove such changes if it believes disapproval is reasonable and it determines in good faith that the change would:

-	violate state or federal law;
-	be inconsistent with the investment objectives of the Portfolios; or
-	vary from the general quality and nature of investments and
	investment techniques used by other Portfolios with similar investment objectives and underlying other variable policies offered by Symetra Life or of an affiliated life insurance company.

In the event that Symetra Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi annual report to Owners.

SYMETRA FIXED ACCOUNT
The policy also offers a fixed account with interest rates that are set and guaranteed by Symetra Life. Premiums and other allocations to the Symetra Fixed Account will be credited with the interest rate established for the date that we receive the funds. This rate will be applied on the date we receive the funds and continue for at least 12 months. Once this period is over, we can adjust the interest rate. Adjusted rates will apply to the funds and credited interest for at least 12 months, after which the rate can be adjusted again. Annual effective guaranteed interest rates will never be less than the minimum allowed by state law. We reserve the right to change the guaranteed minimum interest for newly issued policies, subject to applicable state law.

TRANSFERS AMONG SUB-ACCOUNTS AND THE SYMETRA FIXED ACCOUNT
You can transfer money among any of the available Sub-accounts and the Symetra Fixed Account 12 times per policy year free of a transfer charge. Each additional transfer may have a charge up to a maximum of $25. Transfers to or from the Sub-accounts will take effect on the next close of the NYSE after we receive the request with all the information we need to process it at our Administrative Office. Transfer requests received at any other address may delay processing. Amounts equal to loans and loan interest are held as collateral for your loan and therefore are not available for transfer. We reserve the right to limit transfers to and from the Symetra Fixed Account in the following manner:

-	postpone the transfer for 30 calendar days;
-	limit transfers to the Symetra Fixed Account to 25% of the Policy
	Value per policy year. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary;
-	reduce the amount of the transfer so it does not exceed  25% of the
	unloaned amount of your Policy Value;  and
-	limit the total number of transfers from the Symetra Fixed Account to
	one per policy year. If limited, the transfer will be effective on the Policy Anniversary after the date we receive it.

TRANSFER TRANSACTIONS AVAILABLE
We will accept transfer requests from you by telephone, and by signed request sent by fax or mail. Each transfer must identify:

-	your policy number;
-	the amount of the transfer; and
-	which investment options are affected.

Telephone transactions are available for allocation changes, transfer between Sub-accounts and the Symetra Fixed Account, Investment Option Rebalancing and Dollar Cost Averaging. We record all telephone instructions. We do not accept transfer requests sent by e-mail.

By providing us with a properly signed authorization, you may authorize someone else to make transactions by phone, mail or fax on your behalf. We will use reasonable procedures to confirm that instructions given to us by written request and telephone are genuine.

Although we use reasonable procedures, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

SCHEDULED TRANSFERS
You can initiate the following scheduled transfers among your investment options free of charge. We may impose restrictions on the number of scheduled transfers that can be initiated during each policy year or on the investment options available for scheduled transfers. We will notify you in writing prior
to imposing any restrictions.    Once started, these scheduled transfers will
continue until you instruct us to stop or all money has been transferred out of the source investment option. Scheduled transfers will not count against your 12 free transfers and are available at no charge. Scheduled transfers also do not account against the 25% limitation to transfers to the Symetra Fixed Account that may be in effect.

Dollar Cost Averaging. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts on a monthly, quarterly, semi-annual or annual basis from any Sub-account or the Symetra Fixed Account to any of the other Sub-accounts.

Investment Option Rebalancing. After your money has been invested, the performance of the Sub-accounts and interest credited to the Symetra Fixed Account may cause the percentage in each investment option to change from your original allocations. You can instruct us to adjust your investment in the investment options to maintain a predetermined mix on a monthly, quarterly, semi-annual or annual basis. Investment Option Rebalancing can be used with Dollar Cost Averaging.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY
Effects of Excessive Transfers and Market Timing Activity. The policy and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Such trading activity may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by policy Owners. These disruptive activities may increase expenses and adversely affect Sub-account performance, thereby negatively impacting long-term policy Owners.

Detection and Deterrence.   Symetra Life discourages and does not accommodate
frequent transfers or market timing activity. Due to the potential adverse consequences to policy Owners, we have established certain policies and procedures to aid us in detecting and deterring policy Owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among Sub-accounts if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

More specifically, our procedures detect market timing by monitoring for any two inter-Sub-account transfer requests within a ten Business Day period. When we identify a second transfer within five Business Days of the first, we will review those transfers to determine if, in our judgment, you are engaging in market timing activity. We will particularly scrutinize transactions involving those Sub-accounts that are subject to abuse by market timing strategies, such as those Portfolios that have an international investment profile. For example, if you transfer from American Century Investments VP International Fund to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to American Century Investments VP International Fund within ten Business Days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more policies that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each Sub-account offered in your policy. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular Sub-accounts by particular policy Owners.

If we conclude that market timing or other disruptive trading patterns are being transacted by you (whether or not your transfers took place within five Business Days), we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within 1 to 2 Business Days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers. If we modify our procedures, they will be applied uniformly to all policy Owners.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular policy Owners. We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect.
In addition, the terms of the policy may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Sub-accounts and dilution of long-term Portfolio Owners' returns. Thus, your policy cash value may be lower due to lower returns in your Sub-account investments.

Underlying Portfolio Frequent Trading Policies. The Portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable life policy Owners and variable annuity contract Owners. Those Portfolio managers may require us to investigate whether any of our policy Owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity they may block you from making  transfers or
purchases to their Portfolios.    In addition, Federal regulations require us
to provide individual transaction and Policy Owner information to the Portfolio managers when requested. The Portfolios to whom we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the Portfolios available for investment by you. In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios' policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Sub-account if the Portfolio manager rejects such trade or the trade violates a Portfolio's policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 to 2 Business Days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

Omnibus Order.  Policy Owners and other persons with material rights under the policies also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are "omnibus" orders from intermediaries such as retirement plans and Separate Accounts funding variable insurance contracts.  The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual Owners of variable insurance contracts.  The omnibus nature of these orders may limit the underlying Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity.
If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other Owners of underlying Portfolio shares, as well as the Owners of all of the variable life insurance policies (or variable annuity contracts), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.
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4. CHARGES AND EXPENSES
-------------------------------------------------------------------------------
There are charges and other expenses associated with the policy that reduce the return on your investment in the policy.

MONTHLY DEDUCTION
The "Mortality and Expense Risk Charge," and "Cost of Insurance Charge," are collectively referred to as the "monthly deduction" charge and are individually described below. We calculate each of these charges daily, accrue them, and deduct them on the Monthly Anniversary. We will calculate the amount of the monthly deduction every day in proportion to the amounts you have invested in the Symetra Fixed Account and the Sub-accounts on that day. However, when we deduct the monthly deduction, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the
total Policy Value, less any loans and loan interest.   If you take a
withdrawal or surrender your policy, we will prorate the monthly deduction and deduct it prior to making payment to you.

Example: Assume the accrued monthly deduction is equal to $100.00; the Symetra Fixed Account has $5,000 and the Sub-account has $15,000. The Policy Value is then equal to $20,000. The proportional deduction of the $100.00 would be taken as follows: $25.00 ($5,000 divided by $20,000 times $100.00) from the Symetra Fixed Account and the remaining $75.00 from the Sub-account.

Mortality and Expense Risk Charge. We calculate a daily deduction for the mortality and expense risk charge and deduct this charge monthly. This charge is equal, on an annual basis, to the following percentages of the Policy Value:

	-	0.75% in policy years 1 - 20;
	-	0.60% in policy years 21 - 30; and
	-	0.50% in all remaining policy years.

This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. We expect to profit from this charge. The rate of the mortality and expense risk charge will not be increased.

Cost of Insurance Charge. We calculate a daily deduction for the cost of insurance charge and deduct this charge monthly. The charge is equal to the following:

1.	the daily cost of insurance rate; multiplied by,
2.	the Policy Value at the start of the day.

The cost of insurance charge is based on an annual rate that varies from policy to policy and from day to day and covers the risk that the Insured will die and we will pay a death benefit. The death benefit we pay less the Policy Value equals the Net Amount at Risk. In other words, the Net Amount at Risk is the amount we would pay in addition to your Policy Value upon the Insured's death. Unlike many life insurance policies, this policy measures the current cost of insurance deduction based on the Policy Value and not the Net Amount at Risk. Because the Policy Value is affected by the investment performance of the investment options you choose, by your payment of premiums, and by the charges we deduct, your Net Amount at Risk will fluctuate daily as your Policy Value fluctuates.

The current cost of insurance rate is based on:

-	the Insured's age;
-	gender, if permitted by law;
-	risk classification; and
-	the policy's duration.

The current cost of insurance rates will not exceed those guaranteed in the policy. The guaranteed maximum insurance cost rates for standard risks are based on the 2001 Commissioner's Standard Ordinary Mortality Table.

The risk class of an Insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to non-nicotine users who we determine have a better than average mortality.

ADMINISTRATION CHARGE
The administration charge is a monthly charge of .025% of the Policy Value.
The maximum administration charge will not exceed $8.00 per month for all policy years. The administration charge reflects the expenses we expect to incur in administering your policy, such as providing customer service, policy statements, confirmation of transactions, and other related expenses. We calculate and deduct the Administration Charge on the Monthly Anniversary.
When we deduct the Administration Charge, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. We do not deduct this charge if you die, surrender or withdraw amounts prior to the next Monthly Anniversary.

PREMIUM TAX CHARGES
We deduct the applicable state tax charge and premium charge from your premium before allocating amounts to the Sub-accounts or to the Symetra
Fixed Account in accordance with your instructions. We call premiums less the state tax charge and premium charge "net premiums". Net premiums are those premiums that are allocated to the Sub-accounts and Symetra Fixed Account in accordance with your instructions. The state tax charge and premium charge may increase or decrease, and we may profit from these charges and may use them for any lawful purpose, such as the payment of distribution and administrative expenses.

State Tax Charge. We deduct state premium tax charges that vary based on the premium taxes that states and other governmental entities (e.g., municipalities) charge. The state premium tax charges range from 2.1% to 3.5% and approximate the state premium tax in each state. However, they may not be the actual charges in your state or municipality. These taxes vary by state and are subject to change. Your state premium tax will be based on your state of residence and reflected in your policy.

Premium Charge. In addition to a state tax charge, we deduct a current premium charge of 1.25% on each premium for federal tax expenses associated with issuing this policy. This premium charge will never exceed 2.50%.

INCOME OR OTHER TAXES
Currently we do not pay income or other taxes on earnings attributable to your policy. However, if the federal income tax law changes and we incur such taxes, we reserve the right to deduct them from your policy.

POLICY LOAN INTEREST
If you take a loan on your policy, policy loan interest rates will be charged. Loan amounts are charged a 5% interest rate, however, they are also credited with interest at an annual effective rate of 5%. The net cost of a loan is equal to 0%.

Loan interest is payable on each Policy Anniversary until the loan is repaid. If you do not pay the loan interest, it is accrued and added to the balance of your loan.

PORTFOLIO EXPENSES
There are deductions from and expenses paid out of the assets of the various Portfolios. These expenses are summarized in the Annual Portfolio Operating Expenses table of this prospectus. For more detailed information, you should refer to the Portfolio prospectuses which, if not accompanying this prospectus, are available upon request.
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5. INSURANCE BENEFIT
-------------------------------------------------------------------------------
This policy is different from other insurance policies because rather than selecting a fixed death benefit amount, you select a schedule of premiums called a "premium plan". The premium plan allows you to set the amount and frequency of your premium payments. Your Policy Value depends on the premium payments contributed to the policy, the charges and fees we deduct, and the value of the investment options you choose. Your death benefit is a "factor" of your daily Policy Value. The "death benefit factor" that we use is designed to equal the amount necessary to enable the policy to meet the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986 (the "Code").

In order to qualify the policy as life insurance under Section 7702 of the Code, we use a tax test called the cash value accumulation test. The test determines the minimum required death benefit by multiplying the Policy Value by a percentage determined by methodology set out in the federal tax regulations. The percentages depend upon the Insured's age, sex and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is sufficient death benefit in relation to the Policy Value at all times. (However, we may limit the amount of your premium plan in accordance with our normal underwriting standards.) We will use this test daily to monitor the death benefit to assure that the policy continues to meet the test and be classified as a life insurance contract for federal tax purposes.

You should carefully discuss with your registered representative and your tax advisor the suitability of this policy to meet your needs.

DEATH BENEFIT CALCULATION
On the Policy Date, when we issue the policy, the initial death benefit shown in your policy is equal to the premium received with the policy multiplied by the death benefit factor for that day.

After the Policy Date, your death benefit will go up or down depending on your Policy Value, the death benefit factor for that day, and how you have invested the money in your policy. If you do not take a loan against your policy, your policy will never lapse.

Every day your policy is in force, we calculate your death benefit by multiplying your Policy Value by your attained age death benefit factor.
The factors in your policy are exact for each Policy Anniversary. If you die between Policy Anniversaries, we will calculate the death benefit factor to take into consideration the number of days since your last Policy Anniversary.

The death benefit factor is based on the attained age of the Insured and is shown in your Policy. The table below is a representative death benefit factor table for a male, standard risk, non-nicotine user and shows the death benefit factor as a percentage of the Policy Value for various attained ages. For your specific death benefit factor table, please see your policy.

	Attained 	Percentage
          Age        Of Policy Value
	-----------------------------
	55		240.160%
	60		207.247%
	65		181.048%
	70		160.254%
	75		143.526%
	80		130.550%
	85		121.102%
	90		114.578%
	91		113.556%
	92		112.572%
	93		111.609%
	94		110.644%
	95		109.644%
	96		108.541%
	97		107.227%
	98		105.555%
	99		103.282%
	100-120		100.000%

The death benefit based on the Policy Value invested in the Sub-accounts will go up or down based on investment performance of the Sub-accounts in addition to withdrawals or loans you take. Therefore, the performance of your policy will affect the death benefit you have and the cost of insurance you pay for.
 Your death benefit could be less than the premium you have paid.

When the Insured reaches the Policy Anniversary following the Insured's 100th birthday, the death benefit factor will equal "1". This means that the death benefit will be equal to 100% of the Policy Value.

The death benefit proceeds will be paid upon receipt of proof that the Insured died while the policy was in force. The death benefit will be paid to the beneficiary on record in a lump sum. Proceeds will normally be paid within seven Business Days after the Administrative Office receives proof of death of the Insured, however, payment may be postponed if we do not receive all the information needed to pay the death proceeds. The death benefit proceeds will be less any loans and loan interest; and less any accrued monthly deductions owed. We will pay interest on the death benefit from the date of the Insured's death to the date of payment.

CHANGES IN PLANNED PREMIUMS
After the first policy year, you can request increases in the planned premiums you selected at policy issue by writing to us. The Insured must be under age 90 and provide proof of insurability. If you increase your planned premiums, the amount charged for your monthly deductions will increase. You may decrease your premium plan by not meeting the premium plan established for your policy. This may result in a revised premium plan being issued to you and prevent you from adding additional premium to your policy. See Section 2 Premiums for more information.

EXCHANGES AND CONVERSION
From time to time we may offer programs under which certain variable life insurance policies previously issued by us may be exchanged for the policies offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one policy for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Exchanges may result in higher charges. You should not exchange another variable life insurance policy for this one unless you determine that, after knowing all the facts, the exchange is in your best interest.

Conversions. Depending on your state of residence, a conversion of this policy to provide for a fixed death benefit in the first two policy years may be available. Please see your policy for details.
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6. TAXES
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IN GENERAL
This section discusses how federal income tax applies to the policy in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. This discussion is based upon our understanding of the present federal income tax laws. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot represent that the present federal income tax laws or their interpretation will continue. You should consult counsel or another competent tax advisor about your individual circumstances.

TAX STATUS OF THE POLICY
If your policy meets certain requirements under the Internal Revenue Code of 1986, as amended ("Code"), it will be treated as life insurance for federal tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis or policies, such as this one, that calculate the death benefit factor on a daily basis, and it is not clear whether such policies will in all cases satisfy the requirements. We will monitor compliance of your policy with these requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

We believe that the death benefit under your policy will not be included in your beneficiary's gross income when the Insured dies. However, ownership of a life insurance policy or receipt of policy proceeds before or after the death of the Insured may result in federal taxes, such as income, estate, gift, or generation-skipping transfer taxes, as well as state and local taxes, such as inheritance or income tax. In addition, the transfer of the policy, the use of the policy as part of a tax shelter arrangement, or designation of a beneficiary will likely have tax consequences. The tax consequences of continuing the policy beyond the Insured's 100th year are also unclear.
Tax consequences depend on your circumstances or your beneficiary's circumstances. You should consult your tax advisor regarding these consequences.


Generally, you will not pay income tax on the policy cash value until there is a distribution. When distributions from a policy occur or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract" ("MEC") as described in the Code and more fully described below. This policy is designed in most cases to be a MEC. Generally, the only circumstance in which this policy may not be a MEC is when you are exchanging another policy for this one. In that case, we will tell you whether your policy is a MEC or not.

MODIFIED ENDOWMENT CONTRACTS
In general, your policy will be a MEC because it is designed such that the premium paid will fail the "7-pay test" provided by the Internal Revenue Code of 1986. A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the total premiums that would have been paid for a policy providing for paid-up future benefits after the payment of seven level annual premiums. A policy may also become a MEC if there is a reduction in benefits under the policy during the first seven policy years or there is a "material change" in the policy's benefits, or other terms, even after the first seven policy years. Upon policy issue, we will notify you if your policy is a MEC. If your policy was not a MEC at issue, we will monitor it to determine whether a policy transaction will cause the policy to be classified as a MEC. If a premium payment causes your policy to be a MEC, we will reverse the transaction and deposit only that portion of the premium that does not result in MEC status. The remaining premium will be held by us while we notify you of the situation. If you elect to have the remaining premium paid to your policy, thus causing your policy to be a MEC, the remaining premium will be deposited with an effective date of its original receipt. You should consult with a competent tax advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

If your policy is a MEC, amounts you take out while the Insured is living may be taxable income. All distributions other than death benefits, including surrenders and withdrawals, will be treated first as taxable income and then as tax-free recovery of the investment in the policy after all gain in the policy has been distributed. Loans taken or secured by the policy may also be treated as distributions and taxed accordingly. There also may be a 10% additional tax on distributions unless you are age 59 1/2 or older, disabled, or take the distribution as a series of substantially equal periodic payments over your life expectancy or the joint life expectancies of you and your beneficiary.

Distributions from a policy within two years before the policy becomes a MEC may also be taxed as distributions from a MEC. This means that a distribution made from a policy that is not a MEC could later become taxable as a distribution from a MEC.

All MECs that are issued by us (or our affiliates) to you during any calendar year are treated as one MEC for purposes of determining the amount includible in your income when a taxable distribution occurs.

DISTRIBUTIONS FROM NON-MEC POLICIES
If your policy is not a MEC, then distributions from your policy other than death benefits are generally treated first as a recovery of your "investment in the policy," and then as taxable income. Your investment in the policy is generally the sum of your premiums. When a distribution is taken from your policy, your investment in the policy is reduced by the amount of the distribution that is tax-free. This means that withdrawals are generally treated as first recovering the premiums you paid into the policy and then as taxable income. However, certain distributions that must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes may be treated in whole or in part as taxable income.

Loans from, or secured by, policies not treated as MECS are generally not treated as distributions and thus are not taxable.

However, a surrender or termination of the policy by lapse may have tax consequences if the Net Cash Surrender Value plus outstanding loans and loan interest is greater than premium paid into the policy.

INVESTOR CONTROL AND DIVERSIFICATION
In general, Owners of variable life insurance policies receive tax deferral while the Insured is living. This favorable tax treatment allows you to control the selection of and transfer among the Sub-accounts without paying income tax unless you take money out of the policy. However, in certain circumstances, Owners of variable life insurance policies have been considered for federal income tax purposes to be the Owners of the Sub-accounts' assets due to the Owners ability to exercise investment control over those assets. Where this is the case, the policy Owners were taxed on income and gains attributable to the Sub-accounts' assets.

We believe your policy does not give you investment control over assets of the Sub-accounts. However, there is little guidance in the Code or Treasury Regulations in this area, and some features of the policies, such as the flexibility to allocate premiums among Sub-accounts, have not been explicitly addressed under federal tax law. If such guidance were to be issued, it could be applied either prospectively or retroactively and subject you to income tax consequences. We reserve the right to modify the policies, such as limiting the number of transfers allowed under the policies, to prevent you from being treated as the Owner of the assets supporting the policy.

In addition, the Code requires that the investments of the Sub-accounts meet certain diversification standards set by Treasury Regulations in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Sub-accounts will satisfy these diversification requirements.

TAX WITHHOLDING
To the extent that the policy distributions are taxable, they are generally subject to withholding at a rate of 10% for the distribution recipient's federal income tax liability. Recipients may generally elect, however, not to have tax withheld or to have withholding done at a different rate.

BUSINESS USE OF POLICY
Businesses may use the policy in various business arrangements, including non-qualified deferred compensation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, and retiree medical benefit plans. The tax consequences of such plans will vary depending on the circumstances of the arrangement. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor.

In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. The IRS and the Treasury Department have also recently issued guidance that substantially affects split-dollar arrangements. Any business considering the purchase of a new policy or a change in an existing policy should consult a tax advisor.

Furthermore, federal corporate governance legislation known as the Sarbanes-Oxley Act of 2002 (the "Act") prohibits publicly-traded companies from extending personal loans to their directors and officers. Under the Act, split-dollar life insurance arrangements for directors and officers of such companies may be considered a prohibited loan. It is unclear whether premiums paid in connection with such split-dollar life insurance arrangements will be considered prohibited loans under the Act.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material change to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Finally, there may also be an indirect tax applied in connection with a policy held by a corporation. The federal corporate alternative minimum tax may apply to the gain accumulated in the policy or the proceeds of the policy.

OUR INCOME TAXES
Under current federal income tax law, we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes
(in addition to premium taxes).  These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.
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7. ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------
You can access money in your policy in the following ways:
-	by taking loans against your Policy Value;
-	by requesting withdrawals after the first policy year;
-	by surrendering your policy for value; or
-	when a death benefit is paid to your beneficiary. See Section
	5 - Insurance Benefits.
LOANS
You may take loans in any amount up to 100% of your policy's Net Cash Surrender Value by writing to us. We will deduct loan amounts from the Sub-accounts and the Symetra Fixed Account on a pro rata basis from the unloaned portion of the Symetra Fixed Account and Sub-accounts and transfer this amount to the loaned portion of the Symetra Fixed Account. The amounts transferred from the Sub-accounts to the loaned portion to cover your loan will be credited interest at a rate determined by us of no less than 5.0%. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding
loans plus any accrued interest.   Once we receive your written request with
all the information we need to process it, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.

Loaned amounts do not participate in the investment performance of the Separate Account, or receive higher interest rates that may be available in the Symetra Fixed Account. The loaned portion of your Policy Value is maintained as a part of Symetra's General Account. Thus, we will redeem units of the Sub-accounts sufficient to cover the portion of the loan that is allocated to the Sub-accounts of our Separate Account, as described above, and transfer that amount to our General Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy and the death benefit payable under
your policy.   If the 25% transfer limitation to the Symetra Fixed Account is in effect, we will not count any transfers to the loaned portion of the Symetra Fixed Account against the 25% limitation.

Loan amounts are charged at an annual effective rate of 5%. Loan amounts are also credited with interest at an annual effective rate of 5%. Since the loans under this policy are charged and credited at the same interest rate, they have no cost.

Loan interest is payable on each Policy Anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. We will transfer money from the unloaned portion of your policy to cover unpaid loan interest. The transferred amount will be taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts of the Separate Account on a pro rata basis.

Loan payments may be made at anytime while the Insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us to be a loan payment unless clearly marked otherwise. Loan payments are allocated to the Sub-accounts and/or the Symetra Fixed Account in accordance with your current premium allocations on file. Loan payments are not considered additional premium under the policy.

When the total loan and loan interest exceeds the Policy Value, we will allow you a grace period for payment of loans and loan interest due. In such event, we will mail notice to your last known address, and that of any assignee of record. This grace period will expire 62 calendar days from the Monthly Anniversary immediately before the date the total loan and loan interest exceeds the Policy Value; or 31 Business Days after such notice has been mailed, if later. If at the end of the grace period the loan and loan interest due remains unpaid, the policy will lapse.

Loans allow you to access money in your policy at little or no cost to you. However, if your policy is a MEC, the loan may be taxable and may be subject
to a 10% tax penalty   See Section 6-Taxes for more information.  Also, loans
reduce the number of accumulation units in the Sub-accounts and/or the value in the Symetra Fixed Account. Loans increase your risk that:

-	you will not accumulate enough Policy Value to meet your future
	financial needs;
-	your policy will lapse; or
-	your beneficiary will receive less money.

If a loan is outstanding and your policy was not a MEC when it lapsed, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the policy.

WITHDRAWALS
After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy Net Cash Surrender Value.

We will take withdrawals from the Sub-accounts and the unloaned portion of the Symetra Fixed Account on a pro rata basis. Once we receive your request with all the information we need to process it, withdrawals from the Sub-accounts will be effective as of the next close of the NYSE.

Unlike many other policies, there is no surrender charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. Because your policy will likely be a MEC, withdrawals may also have tax consequences. See
Section 6 - Taxes for more information. A withdrawal will reduce the death benefit and the Net Cash Surrender Value. Withdrawals also increase the risk that:

-	you will not accumulate enough Policy Value to meet your future
	financial needs;
-	your policy will lose its current tax status (if your policy is not a MEC); or
-	your beneficiary will receive less money.

SURRENDER
You may end the insurance coverage under this policy and receive the Net Cash Surrender Value at any time by sending written instruction and the policy to us while the Insured is living. The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loans or loan interest and minus the accrued monthly deduction.  We will compute the Net Cash Surrender Value as of the date we receive your written request to surrender along with all the information we need to process it and make a lump sum payment to you. We have the right to postpone payment as permitted by law. The surrender value may be subject to current tax and tax penalties. See Section 6 - Taxes.
-------------------------------------------------------------------------------
8. OTHER INFORMATION
-------------------------------------------------------------------------------
SYMETRA LIFE
Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became the Owner of Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except
New York.

SEPARATE ACCOUNT
We adopted a Board Resolution to establish Symetra Separate Account SL (formerly Safeco Separate Account SL) ("Separate Account") under Washington law on November 6, 1986. The Separate Account holds the assets that underlie Policy Values invested in the Sub-accounts. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the policy are general obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT
Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

-	Transfer assets supporting the policies from one Sub-account to
	another or from the Separate Account to another separate account;
-	Combine the Separate Account with other separate accounts, and/or
	create new separate accounts;
-	Deregister the Separate Account, or operate the Separate Account as
	a management investment company, or as any other form permitted by law;
-	Manage the Separate Account under the direction of a committee at any
	time;
-	Make any changes required by applicable law or regulation; and
-	Modify the provisions of the policy to reflect changes to the Sub-
	accounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT
If you put your money into the Symetra Fixed Account (including any loaned amounts), it goes into Symetra Life's General Account. The General Account is made up of all of Symetra Life's assets other than those attributable to Separate Accounts. All of the assets of the General Account are chargeable with the claims of any of our policy Owners as well as our creditors. The General Account invests its assets in accordance with state insurance law. We are not required to register the Symetra Fixed Account or any interests therein with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the Symetra Fixed Account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)
The policies are distributed by Symetra Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable life insurance for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, WA 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc.. No amounts are retained by SSI for acting as principal underwriter for Symetra Life policies.

Registered representatives who solicit sales of the policies receive a portion of the distribution charge, also referred to as a "commission", payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the registered representative. A broker-dealer firm or registered representative may receive different commissions for selling one variable life insurance policy over another and may favor one provider over another due to different compensation rates. You may ask your registered representative about the commission he/she receives.

Furthermore, we and SSI offer the policies through our affiliated broker-dealer, Symetra Investment Services, Inc. ("SIS"). Because of this affiliation, SIS and its registered representatives may favor Symetra Life's products. We do not pay SIS different commissions from what we pay unaffiliated broker-dealers, but SIS may pay its registered representatives higher commission for selling Symetra Life products rather than another company's variable life insurance product.

We also contract with outside firms that act as wholesalers for us and assist us in offering and selling our policies to broker-dealers and their registered representatives. Wholesalers may also be called "independent marketing organizations" and provide training, marketing and other sales-related functions. Wholesalers may also provide other administrative services to us in connection with the policies. Some Wholesalers may also directly sell the policies.

In addition, allowances, and bonuses may be paid to broker-dealers, wholesalers, and/or other distributors of the policies. A bonus dependent upon persistency is one type of bonus that may be paid. To the extent permitted by FINRA rules, promotional incentives or payments may also be provided to broker-dealers and wholesalers based on sales volumes, persistency or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

This policy does not assess a front-end sales charge. You pay for commissions and other sales expenses primarily, but not exclusively, through: the mortality and expense risk charge; and investment earnings on amounts allocated under policies to the fixed account. We may also pay for sales and distribution expenses out of any payments we or SSI receive from the underlying Portfolios for providing administrative, distribution and other services to the Portfolios. These expenses that we pay will be paid out of our own assets and will not result in any additional direct charge to you.

LEGAL PROCEEDINGS
There are no legal proceedings to which the Separate Account or SSI is a party. Symetra Life is engaged in various kinds of litigation. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life's ability to meet its obligations under the policy, or on SSI's ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDERS
We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrender from the Sub-accounts for any period of time when:

-	the NYSE is closed (other than customary weekend or holiday closings);
-	trading on the NYSE is restricted;
-	an emergency exists such that disposal of or determination of the
	value of the Sub-account shares is not reasonably practicable; or
-	the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrender from the Symetra Fixed Account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, or make transfers. We may also be required to provide additional information about you or your policy to government regulators.

REPORTS TO POLICY OWNERS
We send you the following statements and reports:

-	A confirmation for many significant transactions, such as changes in
	future premium allocations, transfers among Sub-accounts, and
	address changes;
-	Semi-annual and annual reports of the Portfolios; and
-	Quarterly statements containing the amount of the current death
	benefit, Policy Values including surrender value, policy charges deducted, loan amounts including loan interest and premiums paid during the year, and planned premiums due.

On request, we will send you a current statement in a form similar to that of the quarterly statement described above. We reserve the right to limit the number of such requests or impose a reasonable charge for additional requests.

AMENDMENTS TO THE POLICY
We reserve the right to amend the policy to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

WEBSITE INFORMATION
You can find more information about the Complete Advisor Individual Flexible Premium Variable Life Insurance policy as well as other products and financial services offered by Symetra companies on the Internet at http://www.symetra.com.This website is frequently updated with new information and can help you locate a representative near you. If you already own a Complete Advisor policy, you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account's most recent registration statement (found on the EDGAR database) and general consumer information.

FINANCIAL STATEMENTS
The financial statements of Symetra Life and Symetra Separate Account SL are included in the Statement of Additional Information.

-------------------------------------------------------------------------------
9. HYPOTHETICAL ILLUSTRATIONS
-------------------------------------------------------------------------------

HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUE, NETCASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS
The Death Benefit, Policy Value and Net Cash Surrender Value of a policy may change with the investment experience of the Sub-accounts. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each Sub-account is 0%, 6% or 12%. The Death Benefit, Policy Value and Net Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the Sub-accounts you selected.

The net investment returns in these tables also reflect a deduction based on the investment management and other expenses charged to the Portfolio with the highest expenses and the Portfolio with the lowest expenses in the prior year. In 2006, the highest expense was equal to an annual effective rate of _____ for investment management fees and _____ for costs and expenses borne by the Portfolios. The effect of these adjustments is that on a 0% gross rate of return, the net rate of return would be __ on 6% it would be _____, and on 12% it would be _____%. The lowest expense was equal to an annual effective rate of _____ for investment management fees and _____ for costs and expenses borne by the Portfolios. The effect of these adjustments is that on a 0% gross rate of return, the net rate of return would be __ on 6% it would be _____, and on 12% it would be _____%.

The tables are based on assumptions about investment returns. Actual Portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with Portfolio advisors. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. The following tables are calculated using charges absent any reimbursement or fee waivers. This may result in higher expenses, which in turn adversely affects net investment performance and policy values shown.
For more information on reimbursement or fee waivers, see the prospectuses for the Portfolios.

Daily charges are made against the assets of the Sub-accounts for assuming mortality and expense risks The mortality and expense risk charge under the policy is equivalent to an annual effective rate of 0.75% for years 1-20,
0.60% for years 21-30 and 0.50% for years 31+ of the average daily net assets of each Sub-account. This charge will be deducted directly from the policy
value.   This rate is guaranteed in the policy and will not increase.  In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administration charge at both the current rates and the maximum rates guaranteed in the policies. The tables are based on assumptions about policy Owner characteristics and are for preferred and standard risk, male non-nicotine user, age 55. Results would be lower if the insured were in a substandard risk classification or did not qualify for the non-nicotine user rate. Current tables assume that the monthly administration charge remains constant at $8.00. Guaranteed tables use the maximum guaranteed monthly administration charge of $8.00. The tables also assume deduction of a state premium tax charge of 2.1% of premiums and a premium charge of 1.25% for federal tax expenses. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy Owner has not requested an increase or decrease in the premium plan. There is no surrender charge, and therefore there is no difference between the Policy Value and Net Cash Surrender Value.

If expenses associated with federal taxes increase, Symetra Life may charge an increased premium charge, but the charge will be no greater than 2.5%. If Symetra Life increases the premium charge for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%.

The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment.

Individual Illustrations
Individual illustrations are not available for this policy.


				 ILLUSTRATIONS BASED ON MAXIMUM FEES

				Flexible Premium Variable Life Insurance
						MALE
					PREFERRED  NON-NICOTINE

Initial Premium:		$100,000			Issue Age:	             	55
Initial Death Benefit:		$240,160			Death Benefit Payable to Age	120
								Planned Single Premium		$100,000
------------------------------------------------------------------------------------------------------------------------

				RESULTS ASSUMING CURRENT CHARGES(1)
			Assuming Hypothetical Gross Annual Investment Return of:
					NET				NET				NET
END OF	ACCUM				CASH				CASH				CASH
POLICY	PREMIUM		DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER
YEAR	(5% INT)	BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE

				0.00%				6.00%				12.00%
----------------------------------------------------------------------------------------------------------------
1
2
3
4
5
6
7
8
9
10
15
20
25
30
35
40
45
50
55
60
Age 120 (2)




(1)	Assumes that no policy loans or withdrawals have been made.
(2)	This Policy has no maturity date and and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND
SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.  ACTUAL INVESTMENT RATES OF
RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT
ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS.  THE DEATH BENEFIT
AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED
THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY
YEARS.  NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

					ILLUSTRATIONS BASED ON MAXIMUM FEES

				Flexible Premium Variable Life Insurance
						MALE
					PREFERRED  NON-NICOTINE

Initial Premium:		$100,000			Issue Age:	             	55
Initial Death Benefit:		$240,160			Death Benefit Payable to Age	120
								Planned Single Premium		$100,000
------------------------------------------------------------------------------------------------------------------------

				RESULTS ASSUMING CURRENT CHARGES(1)
			Assuming Hypothetical Gross Annual Investment Return of:
					NET				NET				NET
END OF	ACCUM				CASH				CASH				CASH
POLICY	PREMIUM		DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER
YEAR	(5% INT)	BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE

				0.00%				6.00%				12.00%
----------------------------------------------------------------------------------------------------------------
1
2
3
4
5
6
7
8
9
10
15
20
25
30
35
40
45
50
55
60
Age 120 (2)




(1)	Assumes that no policy loans or withdrawals have been made.
(2)	This Policy has no maturity date and and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE
ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.  ACTUAL
INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE
PORTFOLIOS.  THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF
THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED
ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.  NO REPRESENTATION CAN BE MADE BY SYMETRA OR
THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.


				   ILLUSTRATIONS BASED ON MAXIMUM FEES

				Flexible Premium Variable Life Insurance
						MALE
					STANDARD NON-NICOTINE

Initial Premium:		$100,000			Issue Age:	             	55
Initial Death Benefit:		$240,160			Death Benefit Payable to Age	120
								Planned Single Premium		$100,000
------------------------------------------------------------------------------------------------------------------------

				RESULTS ASSUMING CURRENT CHARGES(1)
			Assuming Hypothetical Gross Annual Investment Return of:
					NET				NET				NET
END OF	ACCUM				CASH				CASH				CASH
POLICY	PREMIUM		DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER
YEAR	(5% INT)	BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE

				0.00%				6.00%				12.00%
----------------------------------------------------------------------------------------------------------------
1
2
3
4
5
6
7
8
9
10
15
20
25
30
35
40
45
50
55
60
Age 120 (2)




(1)	Assumes that no policy loans or withdrawals have been made.
(2)	This Policy has no maturity date and and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE
ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.  ACTUAL
INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE
PORTFOLIOS.  THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF
THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED
ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.  NO REPRESENTATION CAN BE MADE BY SYMETRA OR
THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.


					ILLUSTRATIONS BASED ON MAXIMUM FEES

				Flexible Premium Variable Life Insurance
						MALE
					STANDARD  NON-NICOTINE

Initial Premium:		$100,000			Issue Age:	             	55
Initial Death Benefit:		$240,160			Death Benefit Payable to Age	120
								Planned Single Premium		$100,000
------------------------------------------------------------------------------------------------------------------------

				RESULTS ASSUMING CURRENT CHARGES(1)
			Assuming Hypothetical Gross Annual Investment Return of:
					NET				NET				NET
END OF	ACCUM				CASH				CASH				CASH
POLICY	PREMIUM		DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER
YEAR	(5% INT)	BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE

				0.00%				6.00%				12.00%
----------------------------------------------------------------------------------------------------------------
1
2
3
4
5
6
7
8
9
10
15
20
25
30
35
40
45
50
55
60
Age 120 (2)




(1)	Assumes that no policy loans or withdrawals have been made.
(2)	This Policy has no maturity date and and can extend beyond age 120.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE
ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF
RETURN.  ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND
ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT
RATES OF RETURN FOR THE  PORTFOLIOS.  THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN
ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL
POLICY YEARS.  NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED
INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

					ILLUSTRATIONS BASED ON MINIMUM FEES

				Flexible Premium Variable Life Insurance
						MALE
					PREFERRED  NON-NICOTINE

Initial Premium:		$100,000			Issue Age:	             	55
Initial Death Benefit:		$240,160			Death Benefit Payable to Age	120
								Planned Single Premium		$100,000
------------------------------------------------------------------------------------------------------------------------

				RESULTS ASSUMING CURRENT CHARGES(1)
			Assuming Hypothetical Gross Annual Investment Return of:
					NET				NET				NET
END OF	ACCUM				CASH				CASH				CASH
POLICY	PREMIUM		DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER
YEAR	(5% INT)	BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE

				0.00%				6.00%				12.00%
----------------------------------------------------------------------------------------------------------------
1
2
3
4
5
6
7
8
9
10
15
20
25
30
35
40
45
50
55
60
Age 120 (2)




(1)	Assumes that no policy loans or withdrawals have been made.
(2)	This Policy has no maturity date and and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE
ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.  ACTUAL
INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE
PORTFOLIOS.  THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF
THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED
ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.  NO REPRESENTATION CAN BE MADE BY SYMETRA OR
THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

					ILLUSTRATIONS BASED ON MINIMUM FEES

				Flexible Premium Variable Life Insurance
						MALE
					PREFERRED  NON-NICOTINE

Initial Premium:		$100,000			Issue Age:	             	55
Initial Death Benefit:		$240,160			Death Benefit Payable to Age	120
								Planned Single Premium		$100,000
------------------------------------------------------------------------------------------------------------------------

				RESULTS ASSUMING CURRENT CHARGES(1)
			Assuming Hypothetical Gross Annual Investment Return of:
					NET				NET				NET
END OF	ACCUM				CASH				CASH				CASH
POLICY	PREMIUM		DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER
YEAR	(5% INT)	BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE

				0.00%				6.00%				12.00%
----------------------------------------------------------------------------------------------------------------
1
2
3
4
5
6
7
8
9
10
15
20
25
30
35
40
45
50
55
60
Age 120 (2)




(1)	Assumes that no policy loans or withdrawals have been made.
(2)	This Policy has no maturity date and and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE
ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.  ACTUAL
INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE
PORTFOLIOS.  THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF
THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED
ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.  NO REPRESENTATION CAN BE MADE BY SYMETRA OR
THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

					ILLUSTRATIONS BASED ON MINIMUM FEES

				Flexible Premium Variable Life Insurance
						MALE
					STANDARD  NON-NICOTINE

Initial Premium:		$100,000			Issue Age:	             	55
Initial Death Benefit:		$240,160			Death Benefit Payable to Age	120
								Planned Single Premium		$100,000
------------------------------------------------------------------------------------------------------------------------

				RESULTS ASSUMING CURRENT CHARGES(1)
			Assuming Hypothetical Gross Annual Investment Return of:
					NET				NET				NET
END OF	ACCUM				CASH				CASH				CASH
POLICY	PREMIUM		DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER
YEAR	(5% INT)	BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE

				0.00%				6.00%				12.00%
----------------------------------------------------------------------------------------------------------------
1
2
3
4
5
6
7
8
9
10
15
20
25
30
35
40
45
50
55
60
Age 120 (2)




(1)	Assumes that no policy loans or withdrawals have been made.
(2)	This Policy has no maturity date and and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE
ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.  ACTUAL
INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE
PORTFOLIOS.  THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF
THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED
ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.  NO REPRESENTATION CAN BE MADE BY SYMETRA OR
THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

					ILLUSTRATIONS BASED ON MINIMUM FEES

				Flexible Premium Variable Life Insurance
						MALE
					PREFERRED  NON-NICOTINE

Initial Premium:		$100,000			Issue Age:	             	55
Initial Death Benefit:		$240,160			Death Benefit Payable to Age	120
								Planned Single Premium		$100,000
------------------------------------------------------------------------------------------------------------------------

				RESULTS ASSUMING CURRENT CHARGES(1)
			Assuming Hypothetical Gross Annual Investment Return of:
					NET				NET				NET
END OF	ACCUM				CASH				CASH				CASH
POLICY	PREMIUM		DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER	DEATH	POLICY	SURRENDER
YEAR	(5% INT)	BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE		BENEFIT	VALUE	VALUE

				0.00%				6.00%				12.00%
----------------------------------------------------------------------------------------------------------------
1
2
3
4
5
6
7
8
9
10
15
20
25
30
35
40
45
50
55
60
Age 120 (2)




(1)	Assumes that no policy loans or withdrawals have been made.
(2)	This Policy has no maturity date and and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE
ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.  ACTUAL
INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE
PORTFOLIOS.  THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF
THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED
ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.  NO REPRESENTATION CAN BE MADE BY SYMETRA OR
THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about Symetra Separate Account SL. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can make inquiries regarding your policy, request additional information and get a free copy of the SAI by contacting us at:

Symetra Life Insurance Company
PO Box 34690
Seattle, WA 98124-1690
1-888-796-3872

You can also download an electronic version of this prospectus at http:\\www.symetra.com.


You can review and copy information regarding the Registrant including the SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-202-551-8090 or
 1-800-SEC-0330. Reports and other information about the policy and the Portfolios are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 "F" Street NE, Washington, DC 20549.





Investment Company Act File No. 811-04909

                   STATEMENT OF ADDITIONAL INFORMATION
                                  to
                  COMPLETE[registered trademark symbol]


      A FutureSystem[trademark symbol] Life Model Design.  Patent Pending
                                  and
                 COMPLETE[registered trademark] ADVISOR
      A FutureSystem[trademark symbol] Life Model Design.  Patent Pending

         INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                               issued by
                     SYMETRA SEPARATE ACCOUNT SL
                                  and
                     SYMETRA LIFE INSURANCE COMPANY
------------------------------------------------------------------------------
This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for each of the Individual Flexible Premium Variable Life Insurance Policies. Terms used in the current prospectus for each policy are incorporated in this Statement.

The prospectuses concisely set forth information that a prospective investor should know before investing. For a copy of either prospectus, call 1-888-796-3872 or write to Symetra Life Insurance Company, P.O. Box 34690, Seattle, Washington 98124-1690.

This Statement of Additional Information and the prospectuses are both dated December 20, 2007.
-------------------------------------------------------------------------------


                         TABLE OF CONTENTS

	SYMETRA SEPARATE ACCOUNT SL					2
	SERVICES							2
		Service Providers					2
		Experts							2
		Independent Registered Public Accounting Firm		3
	DISTRIBUTION							3
		Reduction or Elimination of Policy Charges or
		Additional Amounts Credited				3
		Underwriting						4
		isstatement of Age or Sex				4
		The Company's Right to Contest				4
		Advertising						4
		Increases in Face Amount				4
	FEDERAL TAX STATUS						5
		Our Income Taxes					5
	FINANCIAL STATEMENTS						5

                        SYMETRA SEPARATE ACCOUNT SL

Symetra Life Insurance Company ("the Company", "Symetra Life", "we", and "us"), is a wholly-owned subsidiary of Symetra Financial Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses. Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On
September 1, 2004, Safeco Life Insurance Company changed its name to
Symetra Life Insurance Company.

We established Symetra Separate Account SL ("the Separate Account") on November 6, 1986, to hold assets that underlie policy values invested in the portfolios. The Separate Account meets the definition of "separate account" under Washington State law and under the federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. The Separate Account invests in the Sub-accounts that are offered under the policy. Each Sub-account invests exclusively in a particular portfolio designed for use in variable annuity and variable life insurance products. Not all Sub-accounts may be available under the policies described herein. We maintain records of all Separate Account purchases and redemptions of the shares of the Sub-accounts. We do not guarantee the investment performance of the Separate Account, its assets, or the portfolios. Policy values allocated to the Separate Account will vary with the value of the shares of the Sub-account, and are also reduced by expenses and transaction charges assessed under the policies.

Accumulation units will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the Sub-accounts, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The policy owner bears the entire investment risk. There can be no assurance that the aggregate value in the policy will equal or exceed the purchase payments made under a policy for the reasons described above.

                               SERVICES
Service Providers
The administration and customer service for the policies is performed by McCamish Systems, L.L.C. (licensed in California as McCamish Systems
LLC Insurance Administrators) ("McCamish"), a Georgia company having its principal address and place of business at 6245 Powers Ferry Road, Third Floor, Atlanta, GA 30339. McCamish performs the following services in connection with the policies: information technology application services, customer application processing, receipt of premium payments, daily policy accounting, daily policy calculations, provision of policy statements and notices, maintenance of customer service center, mailing, maintenance of books and records, including, paper files, computer data files, electronic images, correspondence with owners of policies, and all related administrative records. Underwriting and claims-paying are retained services of Symetra Life. Symetra Life, the Separate Account, and the principal underwriter, Symetra Securities, Inc, have no direct or indirect affiliated relationship with McCamish. Symetra Life entered into a Master Administration Agreement with McCamish effective December 15, 2006 and the basis for the compensation to be paid to McCamish is a combination of fees for service, flat rate and asset based fees.

Experts
Ernst & Young LLP, independent registered public accounting firm, has audited our financial statements listed below, as set forth in their reports. We've included our financial statements in the Statement of Additional Information and elsewhere in the Registration Statement in reliance on Ernst & Young
LLP's reports, given on their authority as experts in accounting and auditing.

	-	The financial statements for  Symetra Separate Account SL as
		of December 31, 2006 and for each of the two years in the period then ended.

	-	The consolidated financial statements for Symetra Life Insurance
		Company and Subsidiaries as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in shareholder's equity, comprehensive income (loss), and cash flows for the years ended December 31, 2006 and 2005, and for the period from August 2, 2004 through December 31, 2004, and the period from January 1, 2004 through August 1, 2004 (Predecessor).

Independent Registered Public Accounting Firm
The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

		                 DISTRIBUTION

Symetra Securities, Inc. ("SSI"), an affiliate of the Company, acts as the principal underwriter for the policies. SSI is located at 777 108th Avenue NE, Suite 1200, Bellevue, WA 98004. The policies issued by the Separate Account are offered on a continuous basis. SSI is a wholly-owned subsidiary and affiliate of Symetra Life. Because this is the first year the contract is available for purchase, no commission amounts for the distribution of the policies are available. For the years ended 2006, 2005 and 2004, SSI received $532,138, $564,045, and $492,481 in commissions for the distribution of all policies funded through the Separate Account. SSI does not retain any portion of the commissions.


Reduction or Elimination of Policy Charges or Additional Amounts Credited Under some circumstances, we may expect to experience lower costs or higher revenues associated with issuing and administering certain policies. For example, sales expenses are expected to be less when policies are sold to a large group of individuals. Under such circumstances, we may pass a portion of these anticipated savings on to the policyholder by reducing or eliminating certain policy charges or crediting additional fixed account interest. Any reduction or elimination of certain policy charges will be determined by us after examination of all the relevant factors such as:

1.	The size and type of group to which sales are to be made will be
	considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of policies with fewer sales contacts.

2.	The total amount of purchase payments to be received will be
	considered. Per policy sales expenses are likely to be less on larger purchase payments than on smaller ones.

3.	Any prior or existing relationship with us will be considered.
	Per policy sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the policies with fewer sales contacts.

4.	There may be other circumstances, of which we are not presently
	aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the monthly administration charge.

We may also take such action in connection with policies sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner.
These actions may be withdrawn or modified by us at any time.

Underwriting
The Company gathers certain information about an applicant's gender, age, health, occupation, avocation, finances and other factors that impact mortality risk. That information is gathered through use of applications, medical examinations, personal interviews and other authorized methods to determine the appropriate risk classification. The Company uses the 2001 Commissioner's Standard Ordinary Mortality table to determine the maximum cost of insurance for each insured.

Misstatement of Age or Sex
If the age or sex of the insured has been incorrectly stated, the death benefit will be adjusted to reflect the death benefit that would have been purchased at the correct age or sex using the cost of insurance rate in effect when the policy was issued.

Suicide
In the event the insured commits suicide, whether sane or insane, within two years from the Policy Date, the amount of death benefit will be limited to the Policy Value minus any accrued monthly deductions and outstanding loans and loaned interest owed to us. All amounts will be calculated as of the date of death.

The Company's Right to Contest
The Company cannot contest the validity of the policy, except in the case of fraud, after it has been in effect during the insured's lifetime for two years from the policy date or, with regard to an increase in insurance coverage, two years from the effective date of that increase. If the policy is reinstated, the two-year period is measured from the date of reinstatement. If the insured commits suicide within two years of the policy date, or such period as specified in state law, the benefit is limited to a return of premiums adjusted for loans, loan interest, accrued deductions, withdrawals, and investment experience, gain or loss, in the Sub-accounts.

Advertising
The Company is ranked and rated by independent financial rating services, including Moody's, Standard and Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account.
From time to time we may advertise the rating of the Company and may include a comparison of currently taxable and tax deferred investments, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Increases in Face Amount
Unlike other life insurance policies, this policy does not have a traditional "face amount" of coverage. You apply for a premium plan rather than a specific face amount of insurance. You may apply at no cost to you for a new premium plan to contribute more premium than the current premium plan for your policy. If we approve your application for the new premium plan, then we will provide you with written notice and a new premium plan that will become part of your policy. We do not charge you additional charges or increased rates for increases in the premium plan. After the increase in the premium plan, your Policy Value will be calculated in the same manner as your original policy, and your premium payments will be allocated to the investment options you select.

                               FEDERAL TAX STATUS

Our Income Taxes
Under current federal income tax law, we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the
Separate Account for federal income taxes.   We reserve the right to charge
the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes
(in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


                             FINANCIAL STATEMENTS

The Audited Consolidated Financial Statements of the Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the policy. They should not be considered as bearing upon the investment experience of the Separate Account or its Sub-accounts.


                          SYMETRA SEPARATE ACCOUNT SL
                                     PART C
                                OTHER INFORMATION

Item 26:  Exhibits

Exhibit 	Description							Reference

(a)		Resolution of Board of Directors of Symetra 			1/
		 Life authorizing the Separate Account


(b)		Custodian Agreements						Not Applicable

(c)		Principal Underwriter's Agreement				1/
		Amendment to Principal Underwriter's Agreement			9/
		Form of Broker-Dealer Selling Agreement				4/


(d)		Form of Individual Flexible Premium Variable 			11/
		 Life Insurance Policy

(e)		(i)	Application Form 					10/
		(ii)	Part IV Application Form  				10/


(f)		Articles of Incorporation of Symetra Life 			1/
		 Insurance Company as Amended 11/26/90
		Amendment to Articles of Incorporation of 			9/
		 Symetra dated 9/1/04
		Bylaws of Symetra Life Insurance Company 			4/
		 as Amended 6/4/04

(g)		Reinsurance Agreement						Not Applicable

(h)		Participation Agreement (ACVP)					3/
		Amendment No. 1 to Participation Agreement (ACVP)		3/
		Amendment No. 2 to Participation Agreement (ACVP)		3/
		Amendment No. 3 to Participation Agreement (ACVP)		3/
		Form of Amendment No. 4 to Participation Agreement (ACVP) 	5/
		Form of Amendment No. 5 to Participation Agreement (ACVP)	7/
		Form of Amendment No. 6 to Participation Agreement (ACVP)	Filed Herewith
		Form of Amendment No. 7 to Participation Agreement (ACVP)	Filed Herewith
		Form of Amendment No. 8 to Participation Agreement (ACVP)	Filed Herewith

		Participation Agreement (AIM)					3/
		Form of Amendment No. 1 to Participation Agreement (AIM)	5/

		Form of Participation Agreement (Dreyfus)			2/
		Amendment No. 1 to Participation Agreement (Dreyfus)		5/
		Form of Amendment No. 2 to Participation Agreement (Dreyfus)	To be filed
										by amendment

		Participation Agreement (Fidelity)				13/
		Form of Sub-Licensing Agreement					13/

		Participation Agreement (Franklin Templeton)			3/
		Amendment No. 1 to Participation Agreement (FRK)		3/
		Amendment No. 2 to Participation Agreement (FRK)		3/
		Amendment No. 3 to Participation Agreement (FRK)		6/
		Amendment No. 4 to Participation Agreement (FRK)		6/
		Amendment No. 5 to Participation Agreement (FRK)		7/
		Form of Amendment No 6 to Participation Agreement (FRK)		Filed Herewith
		Form of Amendment No 7 to Participation Agreement (FRK)		Filed Herewith

		Form of Participation Agreement (Ibbotsen)			14/

		Form of Participation Agreement (JP Morgan Series Trust II)	2/
		Amendment No. 1 to Participation Agreement (JP Morgan)		5/
		Form of Amendment No 2. to Participation Agreement (JP Morgan)	Filed Herewith
		Form of Participation Agreement (JP Morgan)			Filed Herewith

		Form of Participation Agreement (Pioneer)			6/
		Amendment to Participation Agreement (Pioneer)			8/
		Form of Amendment to Participation Agreement (Pioneer)		Filed Herewith

	 	Form of Participation Agreement (PIMCO)				7/
		Form of Amendment to Participation Agreement (PIMCO)		15/

		Form of Participation Agreement (Summit)			Filed Herewith
		Form of Amendment No. 1 to Participation Agreement (Summit)	Filed Herewith
		Form of Amendment No. 2 to Participation Agreement (Summit)	Filed Herewith

		Form of Participation Agreement (Vanguard)			14/
		Form of Amendment to Participation Agreement (Vanguard)		Filed Herewith

(i)		Administrative Contracts:  Form of  Master Administrative
		Agreement with McCamish 					12/

(j)		Other Material Contracts					Not Applicable

(k)		Opinion and Consent of Counsel (Jacqueline M. Veneziani)	10/

(l)		Opinion and Consent of Actuary (Graham T. Summerlee)		To be filed
										by amendment

(m)		Sample Calculation						12/

(n)		Consent of Ernst and Young LLP, Independent Registered
		Public Accounting Firm						To be filed
										by amendment

(o)		Omitted Financial Statements					Not Applicable

(p)		Initial Capital Agreements					Not Applicable

(q)		Redeemability Exemption:  Description of Symetra Life 		15/
		Insurance Company's Issuance, Transfer and Redemption
		Procedures for Policies



1/	Incorporated by reference to Post-Effective Amendment No. 14 to Form S-6
	registration statement of Symetra Separate Account SL filed with the SEC on
	April 30, 1997  (File No. 33-10248).

2/	Incorporated by reference to Post-Effective Amendment No. 10 to From N-4
	registration statement of Symetra Separate Account C filed with the SEC on
	April 14, 2000 (File No. 33-69712).


3/	Incorporated by reference to Post-Effective Amendment No. 21 to Form S-6
	registration statement of Symetra Separate Account SL filed with the SEC
	on April 30, 2002 (File No. 333-30329).

4/	Incorporated by reference to Post-Effective Amendment No. 22 to Form N-6
	registration statement of Symetra Separate Account SL filed with the SEC on
	or about December 19, 2002 (File No. 333-30329).

5/	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-6
	registration statement of Symetra Separate Account SL filed with the SEC
	on April 30, 2003 (File No. 333-30329).


6/	Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4
	registration statement of Symetra Separate Account C filed with the SEC on
	December 3, 2004 (File No. 33-69712).

7/	Incorporated by reference to Post-Effective Amendment No. 30 to Form N-6
	registration statement of Symetra Separate Account SL filed with the SEC
	on April 29, 2005 (File No. 333-30329).

8/	Incorporated by reference to Post-Effective Amendment No. 22 on Form N-4
	registration statement of Symetra Separate Account C filed with the SEC
	on March 20, 2006 (File No. 33-69712).

9/	Incorporated by reference to Post-Effective Amendment No. 33 to Form N-6
	registration statement of Symetra Separate Account SL filed with the SEC
	on April 28, 2006 (File No. 333-30329).

10/	Incorporated by reference to Post-Effective Amendment No. 34 to Form N-6
	registration statement of Symetra Separate Account SL filed with the SEC
	on August 21, 2006 (File No. 333-136776).

11/	Incorporated by reference to Post-Effective Amendment No. 37  to Form N-6
	registration statement of Symetra Separate Account SL filed with the SEC
	on or about December 20, 2006 (File No. 333-137015).

12/	Incorporated by reference to Post-Effective Amendment No. 36 to Form N-6
	registration statement of Symetra Separate Account SL filed with the SEC
	on or about December 20, 2006 (File No. 333-136776)

13/	Incorporated by reference to Post-Effective Amendment No. 34 on Form N-6
	registration statement of Symetra Separate Account SL filed with the SEC
	on April 30, 2007 (File No. 333-30329).

14/	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4
	registration statement of Symetra Separate Account C filed with the SEC on
	May 15, 2007 (File No. 333-137411).

15/	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6
	registration statement of Symetra Separate Account SL filed with the SEC
	on April 30, 2007 (File No. 333-136776).


Item 27. Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Symetra Life Insurance
Company who is engaged in activities relating to Symetra Separate Account SL or the variable life insurance policies offered through Symetra Separate Account SL.

Name				Positions with Symetra 				Principal Business Address
---------------------------------------------------------------------------------------------------------------
Randall H. Talbot	Director and President					777 108th Avenue NE, Suite 1200
										Bellevue, WA 98004

Roger F. Harbin		Director and Executive Vice President 			777 108th Avenue NE, Suite 1200
										Bellevue, WA 98004

Allyn D. Close		Director and Senior Vice President 			777 108th Avenue NE, Suite 1200
										Bellevue, WA 98004

George C. Pagos		Director, Vice President, General Counsel  		777 108th Avenue NE, Suite 1200
			and Secretary						Bellevue, WA 98004

Jennifer V. Davies	Director and  Senior Vice President 			777 108th Avenue NE, Suite 1200
										Bellevue, WA 98004

Margaret A. Meister	Director, Chief Financial Officer and Executive
			Vice President	     					777 108th Avenue NE, Suite 1200
										Bellevue, WA 98004

Tommie Brooks		Vice President and Chief Actuary
										777 108th Avenue NE, Suite 1200
										Bellevue, WA 98004

Colleen M. Murphy	Vice President, Controller, Treasurer and
			Assistant Secretary
										777 108th Avenue NE, Suite 1200
										Bellevue, WA 98004

Graham T.  Summerlee 	Assistant Vice President and Senior Actuary		777 108th Avenue NE, Suite 1200
										Bellevue, WA 98004

Michele M. Kemper 	Vice President and  Chief Compliance
			Officer of the Separate Account
										777 108th Avenue NE, Suite 1200
										Bellevue, WA 98004

Richard J. Lindsay	Senior Vice President 					777 108th Avenue NE, Suite 1200
										Bellevue, WA 98004

Michael E. Madden	Vice President						777 108th Avenue NE, Suite 1200
										Bellevue, WA 98004



Item 28. Persons Controlled By Or Under Common Control With The Depositor Or Registrant

No person is directly or indirectly controlled by Registrant. Symetra Life Insurance Company
("Symetra Life") established Symetra Separate Account SL ("Registrant") by resolution of its Board of Directors pursuant to Washington law.  Symetra Life is a wholly owned subsidiary of  Symetra Financial Corporation.  Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Washington law.  All wholly-
owned subsidiaries are included in consolidated financial statements.  In addition,
Symetra Life files a separate financial statement in connection with its issuance of products associated with its registration statement.  Following is an organization chart of Symetra Financial Corporation.


Name			Ownership				State of Incorporation			Business
-------------------------------------------------------------------------------------------------------------
Symetra Financial Corporation	Holding Company					DE	Insurance Holding Company
	Symetra Life Insurance Company	100% Symetra Financial Corporation	WA	Life Insurance Company
	 	Symetra National Life Insurance Company
			100% Symetra Life Insurance Company			WA	Life Insurance Company
	  	First Symetra National Life Insurance Company of New York
	     	 	100% Symetra Life Insurance Company			NY	Life Insurance Company
	Symetra Assigned Benefits Service Company
			100% Symetra Financial Corporation			WA	Structured Settlements
											Assignments and  Factoring
	Symetra Administrative Services, Inc.
			100% Symetra Financial Corporation			WA	Holding Company
		Employee Benefit Consultants, Inc.
			100% Symetra Administrative Services, Inc.		WI	Third Party Administrator
		Wisconsin Pension and Group Services, Inc.
			100% Symetra Administrative Services, Inc.		WI	Insurance Agency
	Symetra Securities, Inc.
			100% Symetra Financial Corporation			WA	Broker Dealer/ Underwriter
	Symetra Services Corporation
			100% Symetra Financial Corporation			WA	Administrative Services
	Symetra Investment Services, Inc.
			100% Symetra Financial Corporation			WA	Broker Dealer
	TFS Training & Consulting, Inc.
			100% Symetra Financial Corporation			WA	Training and Consulting
	Clearscape Funding Corporation
			100% Symetra Financial Corporation			WA	Structured Settlements Factoring
	Medical Risk Managers Holdings, Inc.
			100% Symetra Financial Corporation			DE	Holding Company
		Medical Risk Managers, Inc.
			100% Medical Risk Managers Holdings, Inc.		DE	Managing General Underwriter
	Health Network Strategies, LLC
			60% Symetra Financial Corporation			DE	Financial Consultant

Item 29:  Indemnification

Under its Bylaws, Symetra Life, to the full extent permitted by the Washington
Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Symetra Life  or otherwise)
by reason of the fact that he or she is or was a director of Symetra Life, or, while a director of Symetra Life, is or was serving at the request of Symetra Life as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Symetra Life shall extend such indemnification as is provided to directors above to any person, not a director of Symetra Life, who is or was an officer of Symetra Life or is or was serving at the request of Symetra Life as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Symetra Life may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws or statutes or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriters

a.	Symetra Securities, Inc., the principal underwriter for the Policies, also acts as the principal underwriter for other Symetra Life variable life policies, Symetra Life's variable annuity contracts and group variable annuity contracts.

b.	The following information is provided for each officer and director of the principal underwriter:

Name				Positions and Offices
				with Underwriter			Principal Business Address
---------------------------------------------------------------------------------------------------------
Linda C. Mahaffey		Director and President			777 108th Avenue NE, Suite 1200
									Bellevue, WA 98004

Roger F. Harbin			Director and Senior Vice President	777 108th Avenue NE, Suite 1200
									Bellevue, WA 98004

Joanne M.  Salisbury		Vice President
									777 108th Avenue NE, Suite 1200
									Bellevue, WA 98004

LeeAnna G.K. Glessing		Treasurer and Financial Principal	777 108th Avenue NE, Suite 1200
									Bellevue, WA 98004

Allyn D. Close 			Director				777 108th Avenue NE, Suite 1200
									Bellevue, WA 98004

Michael F. Murphy		Assistant Vice President and
				Chief Compliance Officer		777 108th Avenue NE, Suite 1200
									Bellevue, WA 98004

Scott L. Bartholomaus		Vice President				777 108th Avenue NE, Suite 1200
									Bellevue, WA 98004

Laurie A. Hubbard		Vice President				777 108th Avenue NE, Suite 1200
									Bellevue, WA 98004




c.	During the fiscal year ended December 31, 2006, Symetra Securities, Inc. received
$532,138 in commissions for the distribution of certain variable life insurance policies sold in connection with Registrant of which no payments were retained.  Symetra Securities,
Inc. did not receive any other compensation in connection with the sale of Registrant's contracts.

Item 31.  Location of Accounts and Records

Symetra Life Insurance Company at 777 108th Avenue NE, Suite 1200, Bellevue, Washington
98004 maintains physical possession of the accounts, books or documents of the Separate
Account required to be maintained by Section 31(a) of the Investment Company Act of 1940
and the rules promulgated thereunder.

Item 32.  Management Services

Not Applicable

Item 33.  Fee Representation
Pursuant to the Investment Company Act of 1940, Symetra Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Symetra Life.





                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Act of 1940,
the Registrant certifies that it meets all of the requirements for effectiveness of the
Registration Statement and has duly caused this Registration Statement to be signed on its behalf thereto duly authorized, in the City of Bellevue and State of Washington on
the 13th day of August, 2007.

         					Symetra Separate Account SL
						---------------------------
							(Registrant)

					By:  Symetra Life Insurance Company

					By:  RANDALL H. TALBOT*
					     ------------------------------
					     Randall H. Talbot, President

 					By:  Symetra Life Insurance Company
					     ------------------------------
							(Depositor)

 					By: RANDALL H. TALBOT*
					    -------------------------------
			          	    Randall H. Talbot, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated.
Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment No.36 to Form N-6 registration statement of Symetra Separate
Account SL filed with the SEC on December 20, 2006 (File No. 333-136776).


NAME							TITLE


Allyn D. Close *					Director and Senior Vice President
-----------------
Allyn D. Close


Jennifer V. Davies *					Director  and Senior Vice President
--------------------
Jennifer V. Davies


Roger F. Harbin*					Director and Executive Vice President
--------------------
Roger F. Harbin


Margaret A. Meister*					Director, Chief Financial Operator, Executive Vice
-------------------- 					President
Margaret A. Meister



Colleen M. Murphy *	                		Vice President, Controller, Treasurer and
--------------------					Assistant Secretary
Colleen M. Murphy


/s/George C. Pagos					Director, Vice President, General Counsel and
--------------------					Secretary
George C. Pagos


Randall H. Talbot *					Director and President
--------------------
Randall H. Talbot
